COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 10/2XXXX25 12:41:17 PM

XXXX Loan ID	Customer Loan ID	Seller Loan ID	Mapped ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	XXXX	4350117275	XXXX	33819439	200172239-4513	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization was not provided.				Reviewer Comment (2025-07-14): Received doc in trailing docs.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117275	XXXX	33821222	200172239-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for unverifiable housing for borrower.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 2.61 Guideline Requirement: 1.00 Loan to Value: 65.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 720 Representative FICO: 767	XXXX	Reviewer Comment (2025-07-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117276	XXXX	33516587	200172905-28640	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Source of gift funds wired to the title account are required. Guidelines require a copy of the bank statement that reflects the wire in the exact amount specified in the gift letter				Reviewer Comment (2025-06-03): Deposit registered on the CD. Cleared. Seller Comment (2025-06-02): (Rate Lock) funds were sent to escrow please review Reviewer Comment (2025-05-30): Source of Funds / Deposit is required to clear this condition. - Exception Remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117276	XXXX	33516600	200172905-34383	XXXX	Compliance	Compliance	Federal Compliance	Compliance	Disclosed Note P&I payment does not equal calculated P&I payment	Disclosed Note P&I payment does not equal calculated P&I payment. Note P&I of XXXX does not match calculated P&I of XXXX. Note P&I was used for the APR calculation and compliance testing.	Note disclosed a P&I of XXXXhich does not match the calculated P&I of XXXX or the P&I provided on the CD..				Reviewer Comment (2025-06-03): Client elects to Waive. Seller Comment (2025-05-29): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117276	XXXX	33516601	200172905-25823	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.	The Note addendum disclosed a prepayment penalty of 5% which is not permissible in the state of XXXX.				Reviewer Comment (2025-06-03): Client elects to Waive. Seller Comment (2025-05-29): (Rate Lock) Per guidelines this is allowed please review	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117276	XXXX	33516623	200172905-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow gift funds on an investment purchase.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 1yr Full Doc Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. DTI: 32.35804% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 739	XXXX	Reviewer Comment (2025-05-28): Lender exceptions with comp factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117276	XXXX	33516628	200172905-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow first-time home buyer and first-time investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 1yr Full Doc Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 32.35804% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 739	XXXX	Reviewer Comment (2025-05-28): Lender exceptions with comp factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117276	XXXX	33940661	200172905-454	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of XXXX does not match Calculated P&I of XXXX					Reviewer Comment (2025-09-22): Updated Note provided. Reviewer Comment (2025-07-16): Reopened for new Note. Reviewer Comment (2025-07-16): Customer elects to waive Reviewer Comment (2025-07-16): Customer elects to waive.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117279	XXXX	33988523	200179333-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to waive rent roll.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-07-22): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117282	XXXX	34639495	200179509-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approving 2x30 in the last 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds XXXX projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds XXXX projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-04): (Rate Lock) Please clear Reviewer Comment (2025-10-03): Lender exception.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117282	XXXX	34639538	200179509-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds XXXX projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds XXXX projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-04): (Rate Lock) Please clear Reviewer Comment (2025-10-03): Lender Exception.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117284	XXXX	34476927	200179703-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception to allow the use of new lease agreement effective XXXX in the amount of XXXX per month versus market rent of $XXXX per month. Evidence of deposit and 1st month rent receipt requested.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Monthly reserves is verified AND at least 4 months more than guideline minimum. LTV less than 70%, AND at least 5% less than guideline maximum. FICO higher than 740, AND at least 20 points higher than guideline minimum. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117285	XXXX	33945135	200179801-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide credit docs for borrower (1003, credit, fraud) or remove them from the Guarantor Agreement. As execution of documents stands, XXXX is obligated with full recourse as a borrower/Guarantor.				Reviewer Comment (2025-10-01): Updated Guaranty Agreement provided showing one person as a Member only. Documents not required for Member. Seller Comment (2025-09-25): (Rate Lock) Updated XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117285	XXXX	33966307	200179801-23698	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX XXXX	Fraud report is not provided. ***Update XXXX-Fraud Report not required, however OFAC is required for all individuals with more than 25% ownership.	Reviewer Comment (2025-10-20): 1008 verifies OFAC checked.

Seller Comment (2025-10-15): (Rate Lock) 1008 with comments regarding ofac provided

Reviewer Comment (2025-10-10): Provide evidence the OFAC check was pulled prior to the NOte Date. The date at the bottom is post close.

Reviewer Comment (2025-10-07): Fraud Report provided is post close. Please provide search completed prior to closing.

Seller Comment (2025-10-02): (Rate Lock) OFAC provided for title only

Reviewer Comment (2025-10-01): Fraud Report not required, however OFAC is required for all individuals with more than 25% ownership. Provide evidence OFAC was pulled for the signing member.

Seller Comment (2025-09-25): (Rate Lock) Updated GA provided
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117285	XXXX	33966311	200179801-25749	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2025-07-24): Closing Statement provided. Seller Comment (2025-07-23): (Rate Lock) HUD was provided please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117285	XXXX	33966312	200179801-4062	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2025-07-25): Operating Agreement shows all individual must agree and all individual signed the Note. Seller Comment (2025-07-25): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117285	XXXX	33966320	200179801-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Credit Report is not provide for co-borrower, Frank XXXX. ****UPDATE XXXX - Credit Report is not provide for co-borrower, Frank XXXXho signed as an individual on Note.				Reviewer Comment (2025-10-01): Updated Guaranty Agreement provided showing one person as a Member only. Reviewer Comment (2025-10-01): Credit report not required for members. Seller Comment (2025-09-25): (Rate Lock) Updated GA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117285	XXXX	33968505	200179801-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 6.00.	Reserve requirement of 6 months PITI is not met. Final CD is missing from file to verify cash-out proceeds which can be used towards reserves.				Reviewer Comment (2025-07-21): HUD provided. Reviewer Comment (2025-07-21): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117285	XXXX	33996706	200179801-4266	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	Lender exception for increased cash out provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0x30x24	XXXX	Reviewer Comment (2025-07-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34213268	200179809-34967	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)					Reviewer Comment (2025-08-22): Client accepts EV2 and Waives. Seller Comment (2025-08-20): (Rate Lock) Accept EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34213273	200179809-33638	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed (Final/XXXX)	Reviewer Comment (2025-09-19): XXXX received Letter of Explanation & Corrected Closing Disclosure.

Seller Comment (2025-09-18): (Rate Lock) Borrower selected to not have impounds, and the correct box is checked, as well as lump sum in the correct area of no-escrows

Reviewer Comment (2025-09-16): Non escrow amounts are noted in the incorrect section on page 4.  If there are no escrowed amounts, then all amounts are lumped together and noted on the lower section of page 4 with proper boxes checked.  Please provide PCCD and LOE to cure

Seller Comment (2025-09-16): (Rate Lock) PCCD and LOE provided

Reviewer Comment (2025-08-26): XXXX received rebuttal comment and bifurcation of property costs disclosed on CD. However, Final CD * Post CD page 4 marked as "Will have an escrow account" section instead of "Will not have an escrow account". Provide corrected CD with LOX to borrower to mark "Will not have an escrow account" check box and non-escrow estimated property costs year 1 to complete remediation.

																			Seller Comment (2025-08-25): (Rate Lock) Taxes + Insurance approved by UW = $XXXX per month x 12 months = $XXXX, which matches the CD	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34213278	200179809-34956	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of XXXX is over disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of XXXX is over disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX)	Reviewer Comment (2025-09-03): XXXX received LOA

Seller Comment (2025-09-01): (Rate Lock) Invoice provided showing what the fee consists of. Fee should not be included in finance charge calculations. Please clear as no cure is needed

Reviewer Comment (2025-09-01): XXXX received Statement for Services for Attorney.  Services state for Document Preparation "AND Related legal Services rendered solely to and on behalf of the referenced lender.  XXXX must be provided a breakdown of the "other related legal services" and the breakdown of those amounts separate from the Doc prep fee.  Any other services not doc prep, may be finance charge.  If unable to breakout, then the full lump sum amount must be included in the finance charge calculation.

Seller Comment (2025-08-29): (Rate Lock) loe provided

Reviewer Comment (2025-08-26): There is a different Title - Document prep fee in the loan file.  If the attorney conducted the closing it would be considered a finance charge.  Please provide itemization of the service provided by the attorney for the stated fee for further review.

Seller Comment (2025-08-25): (Rate Lock) The XXXX attorney fee is not considered an APR fee, as it is a fee for XXXXdocument preparation

Reviewer Comment (2025-08-21): Attorney Fee - $XXXX - $XXXX, LDP - $XXXX, MERS - XXXX, interest - $-XXXX, Processing Fee - $XXXX, Title - courier $XXXX, Title - Recording Service - $XXXX title grnty - $XXXX, Underwriting - XXXX have been included in testing as APR fees.

Seller Comment (2025-08-20): (Rate Lock) Please confirm the fees included in APR
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34213279	200179809-4428	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX did not disclose whether the loan will have an escrow account. (Final/XXXX)	Loan Disclosures: Final Closing Disclosure provided on XXXX did not disclose whether the loan will have an escrow account.				Reviewer Comment (2025-09-19): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-09-18): (Rate Lock) Borrower selected to not have impounds, and the correct box is checked, as well as lump sum in the correct area of no-escrows Reviewer Comment (2025-09-16): Non escrow amounts are noted in the incorrect section on page 4. If there are no escrowed amounts, then all amounts are lumped together and noted on the lower section of page 4 with proper boxes checked. Please provide PCCD and LOE to cure Seller Comment (2025-09-16): (Rate Lock) PCCD and LOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34213280	200179809-4376	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXXhich exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)	Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXXhich exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX).	Reviewer Comment (2025-09-03): XXXX received LOA

Seller Comment (2025-09-01): (Rate Lock) Invoice provided showing what the fee consists of. Fee should not be included in finance charge calculations. Please clear as no cure is needed

Reviewer Comment (2025-09-01): XXXX received Statement for Services for Attorney.  Services state for Document Preparation "AND Related legal Services rendered solely to and on behalf of the referenced lender.  XXXX must be provided a breakdown of the "other related legal services" and the breakdown of those amounts separate from the Doc prep fee.  Any other services not doc prep, may be finance charge.  If unable to breakout, then the full lump sum amount must be included in the finance charge calculation.

Seller Comment (2025-08-29): (Rate Lock) loe provided

Reviewer Comment (2025-08-26): There is a different Title - Document prep fee in the loan file.  If the attorney conducted the closing it would be considered a finance charge.  Please provide itemization of the service provided by the attorney for the stated fee for further review.

Seller Comment (2025-08-25): (Rate Lock) The XXXX fee is not considered an APR fee, as it is a fee for XXXXdocument preparation

Reviewer Comment (2025-08-21): Attorney Fee - $XXXX - $XXXX, LDP - $XXXX, MERS - XXXX, interest - $-XXXX, Processing Fee - $XXXX, Title - courier $XXXX, Title - Recording Service - $XXXX title grnty - $XXXX, Underwriting - XXXX have been included in testing as APR fees.

Seller Comment (2025-08-20): (Rate Lock) Please confirm the fees included in APR
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34213281	200179809-4407	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2025-09-19): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-09-18): (Rate Lock) Borrower selected to not have impounds, and the correct box is checked, as well as lump sum in the correct area of no-escrows Reviewer Comment (2025-09-16): Non escrow amounts are noted in the incorrect section on page 4. If there are no escrowed amounts, then all amounts are lumped together and noted on the lower section of page 4 with proper boxes checked. Please provide PCCD and LOE to cure Seller Comment (2025-09-16): (Rate Lock) PCCD and LOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34213282	200179809-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-08-26): XXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Seller Comment (2025-08-25): (Rate Lock) Survey was disclosed on initial LE at $XXXX. ?The lender did cure $XXXX at closing, as reflected in Section J.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34213389	200179809-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for 36 NSF's in the last 12 months maximum is 6 per guidelines	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has worked in same industry more than 5 years. LTV less than 70%, AND at least 5% less than guideline maximum. Qualifying DTI less than 35%, AND at least 10% less than guideline maximum. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (2025-08-15): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117286	XXXX	34296239	200179809-6582	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-08-26): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117287	XXXX	33864549	200179889-4961	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Loan file is missing verification of borrower's rental history.				Reviewer Comment (2025-10-27): Updating Findings. Reviewer Comment (2025-07-16): Received the 12 months receipts of payments.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117288	XXXX	34536794	200190013-4256	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 652 is less than Guideline representative FICO score of 660.	Representative FICO score of 652 is less than Guideline representative FICO score of 660.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Combined Loan to Value: 54.76190% Guideline Maximum Combined Loan to Value: 75.00000% Loan to Value: 54.76190% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (2025-09-30): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-26): (Rate Lock) Please waive EV2 Reviewer Comment (2025-09-24): Housing payment history is 0x30x24 or better; Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Limited Cash-out GSE		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117289	XXXX	34562284	200190054-4256	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 657 is less than Guideline representative FICO score of 660.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 15.47 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-26): New 7/24: (1) Using ADU rental income to qualify, (2) No similar rental comps available with ADUs, (3) Non-standard lease with monthly rent based on market rent rather than set terms. Requesting approval to waive further lease documentation and qualify solely on 1007 Rent Schedule	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117290	XXXX	34623857	200190060-4433	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	The Final Closing Disclosure, indicates that the loan does not include an escrow account. However, the disclosure does not specify whether this is due to the borrower declining escrow or because the lender does not offer one, as the corresponding checkbox was left unmarked.				Reviewer Comment (2025-10-20): Document provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117290	XXXX	34623858	200190060-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Loan file only contains 1 CD, dated XXXX.				Reviewer Comment (2025-10-07): XXXX received 0XXXX CD 3 business days prior to consummation. Seller Comment (2025-10-07): (Rate Lock) ICD from XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117290	XXXX	34623859	200190060-34957	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Final Lender Credit of XXXX exceeds tolerance of XXXX.				Reviewer Comment (2025-10-07): XXXX Received Valid COC along with revised CD. Seller Comment (2025-10-07): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117290	XXXX	34623860	200190060-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. XXXX	Fee Amount of XXXX exceeds tolerance of XXXX.				Reviewer Comment (2025-10-07): XXXX Received Valid COC along with revised CD. Seller Comment (2025-10-07): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117290	XXXX	34632773	200190060-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. XXXX	COC shows VCC on XXXX CD, However it is not present on file.	Reviewer Comment (2025-10-20): VCC provided

Seller Comment (2025-10-20): (Rate Lock) Original appraisal timed out, and per invoice lender was made aware of the fee XXXX and re-disclosed within the 3 day window

Reviewer Comment (2025-10-07): XXXX File contains COC dated XXXX; however, COC does not provide sufficient information for the addition on Appraisal re-inspection fee. Also, Corresponding CD missing for COC dated XXXX. Provide Corresponding CD for COC dated 0XXXX along with additional information for the addition of Appraisal re-inspection fee.

Seller Comment (2025-10-07): (Rate Lock) ICD from XXXX provided

Reviewer Comment (2025-10-06): XXXX missing initial CD. Please provide missing LE or CD to re-evaluate the exceptions.

Seller Comment (2025-10-04): (Rate Lock) What is not present?
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117292	XXXX	33993579	200190146-23688	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: HXXXXard insurance coverage amount is insufficient.		HXXXXard Insurance coverage is insufficient by $XXXX based on the loan amount, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.				Reviewer Comment (2025-09-03): Cleared Seller Comment (XXXX): (Rate Lock) Please see attached binder reflecting replacement cost coverage as highlighted.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117292	XXXX	33993613	200190146-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-09-03): cleared Seller Comment (XXXX): (Rate Lock) Please see attached Loan Summary Report reflecting valuation sent to, and received by, borrower XXXX as highlighted.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117292	XXXX	33993614	200190146-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2025-09-17): Delivery provided. Seller Comment (2025-09-10): (Rate Lock) All appraisals have a XXXX date. Please see attached. Reviewer Comment (2025-09-03): were both appraisals sent on XXXX? The provided report only reflects valuation singular and does not show multiple appraisals being provided. Seller Comment (XXXX): (Rate Lock) Please see attached Loan Summary Report reflecting valuation sent to, and received by, borrower XXXX as highlighted.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117293	XXXX	34401487	200190181-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow less than two year self-employment history.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Reserves: 18.20 Guideline Requirement: 3.00 Borrower's Own Funds Percent: 17.75% Borrower's Own Funds Amount: $XXXX DTI: 29.33424% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 700 Representative FICO: 778	XXXX	Reviewer Comment (2025-09-15): Client elects to waive. Seller Comment (2025-09-12): Please reduce to EV 2 and close out. Reviewer Comment (2025-09-10): Lender approved exception to allow less than two year self-employment history.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117295	XXXX	34154845	200190227-6582	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-08-06): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117296	XXXX	34314945	200190253-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Insurance Verification					Reviewer Comment (2025-10-28): Mtg Statement provided. Reviewer Comment (2025-09-11): Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117296	XXXX	34314959	200190253-36435	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated XXXX disclosed an inaccurate APR of 8.31500% compared to the actual APR at consummation of 8.65443% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (8.315%) changed more than the 0.125% threshold compared to the actual/calculated APR at consummation (8.65443%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.				Reviewer Comment (2025-09-11): Cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117296	XXXX	34314960	200190253-30168	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2025-09-11): XXXX received CD.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117296	XXXX	34314961	200190253-34957	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Valid change of circumstance or sufficient cure is missing.				Reviewer Comment (2025-09-11): XXXX received a valid COC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117296	XXXX	34314962	200190253-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.61 is less than Guideline PITIA months reserves of 6.00.	The assets in file are insufficient to satisfy reserve requirement.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Documentation Type: 12mo Bank Statement Disposable Income: $XXXX DTI: 41.88883% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (2025-09-29): Lender Exception with Compensating Factors provided. Seller Comment (2025-09-24): (Rate Lock) Exception on loan for reserves please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117296	XXXX	34314964	200190253-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to the assets in file are insufficient to satisfy reserve requirement.				Reviewer Comment (2025-09-29): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-09-24): (Rate Lock) Exception on loan for reserves please review	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117296	XXXX	34314965	200190253-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The assets in file are insufficient to satisfy reserve requirement.				Reviewer Comment (2025-09-29): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-09-24): (Rate Lock) Exception on loan for reserves please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117297	XXXX	34315010	200190261-3677	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation discrepancy due to rent verification missing from file for investment property.				Reviewer Comment (2025-09-16): Cleared XXXX listing and statement provided Seller Comment (2025-09-12): (Rate Lock) This is a STR, and XXXX docs provided Reviewer Comment (2025-09-04): Required is lease agreement to verify rental income for # XXXX. Seller Comment (2025-09-01): (Rate Lock) VOR provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117297	XXXX	34315012	200190261-4204	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Rent verification document not provided so we are getting designation difference.				Reviewer Comment (2025-09-16): Cleared XXXX listing and statement provided	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117297	XXXX	34315013	200190261-1234	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXXive/25% Vacancy Method)	Rent verification document not provided.				Reviewer Comment (2025-09-16): Cleared XXXX listing and statement provided Seller Comment (2025-09-12): (Rate Lock) This is a STR, and XXXX docs provided Reviewer Comment (2025-09-04): Required is lease agreement to verify rental income for # 2405. Seller Comment (2025-09-01): (Rate Lock) VOR provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117298	XXXX	34392744	200190265-2666	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.					Reviewer Comment (2025-09-15): System cleared. Seller Comment (2025-09-11): Please see attached PCCD and the email to the borrower correcting the disbursement date.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117298	XXXX	34392815	200190265-30944	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: XXXX					Reviewer Comment (2025-09-25): corrected document Seller Comment (2025-09-23): Please see attached corrected 1003	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117299	XXXX	34638029	200190268-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Statement	Require Mortgage Statement for XXXX XXXX, XXXXXXXX to identify PITIA.				Reviewer Comment (2025-10-15): Mortgage statement provided. Seller Comment (2025-10-13): attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117299	XXXX	34638171	200190268-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence of appraisal being sent to borrower 3 days prior to closing.				Reviewer Comment (2025-10-17): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-16): Correction, lender accepts finding as a 2 finding, please clr and complete file. Thank you Seller Comment (2025-10-15): Please waive as level 2 Reviewer Comment (2025-10-15): Evidence of receipt of the XXXX updated report was provided. Still missing the receipt of the XXXX report. Please provide, or exception can be waived as an EV2 exception. Seller Comment (2025-10-10): attached	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117299	XXXX	34638172	200190268-34963	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	No evidence of appraisal being sent to borrower 3 days prior to closing.				Reviewer Comment (2025-10-15): Delivery of 6/23 and 6/24 provided. Reviewer Comment (2025-10-15): Evidence of receipt of the XXXX updated report was provided. Still missing the receipt of the XXXX report. Please provide, or exception can be waived as an EV2 exception. Seller Comment (2025-10-10): attached	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117299	XXXX	34638278	200190268-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception has been requested - Requesting to Close with $XXXX rent loss coverage with required $XXXX to cover 6 Months PITIA.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-03): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117299	XXXX	34638767	200190268-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Mortgage statement for XXXX Dr property missing from file.				Reviewer Comment (2025-10-15): Mortgage statement provided. Seller Comment (2025-10-13): attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117299	XXXX	34643708	200190268-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.68 is less than Guideline PITIA months reserves of 6.00.		Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-03): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037681	200190273-2724	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Review and Mavent reflect a High Cost loan and Assignment Notice not provided.				Reviewer Comment (2025-09-19): HOEPA points and fees exception cured. Reviewer Comment (2025-09-11): Missing PCCD and check from trailing docs. Seller Comment (2025-09-09): (Rate Lock) Borrower's option selected; working on PCCD and check	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037682	200190273-2729	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Review and Mavent reflect a High Cost loan and HOEPA disclosure was not provided to the Borrower				Reviewer Comment (2025-09-19): HOEPA points and fees exception cured. Seller Comment (2025-09-18): (Rate Lock) Check and PCCD provided Reviewer Comment (2025-09-11): Missing PCCD and check from trailing docs. Seller Comment (2025-09-09): (Rate Lock) Borrower's option selected; working on PCCD and check	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037683	200190273-2730	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.					Reviewer Comment (2025-09-19): HOEPA points and fees exception cured. Seller Comment (2025-09-18): (Rate Lock) Check and PCCD provided Reviewer Comment (2025-09-11): Missing PCCD and check from trailing docs. Seller Comment (2025-09-09): (Rate Lock) Borrower's option selected; working on PCCD and check	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037684	200190273-2731	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.					Reviewer Comment (2025-09-19): HOEPA points and fees exception cured. Seller Comment (2025-09-18): (Rate Lock) Check and PCCD provided Reviewer Comment (2025-09-11): Missing PCCD and check from trailing docs. Seller Comment (2025-09-09): (Rate Lock) Borrower's option selected; working on PCCD and check	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037685	200190273-27560	XXXX	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.39466% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or .39466%). Non-Compliant High Cost Loan.					Reviewer Comment (2025-09-19): XXXX received (1) Signed letter from borrower indicating their choice to accept refund and make loan non-high-cost, a copy of refund check and proof of mailing (in transit). Seller Comment (2025-09-18): (Rate Lock) Check and PCCD provided Reviewer Comment (2025-09-11): Missing PCCD and check from trailing docs. Seller Comment (2025-09-09): (Rate Lock) Borrower's option selected; working on PCCD and check	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037720	200190273-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.77 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 5.64 is less than Guideline PITIA months reserves of 6.00.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-08-12): Lender Exception with Compensating Factors. Seller Comment (2025-08-12): (Rate Lock) exception for reserves provided Reviewer Comment (2025-08-07): This is a reserves exception, not an employment exception. Seller Comment (2025-08-05): (Rate Lock) CPA letter confirms the borrower has been acting as an S corp since XXXX which is 2+ years. The business became a registered LLC in XXXX per the OA	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037730	200190273-4838	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (2015 Counseling Requirement)	Truth in Lending Act (HOEPA): Pre-loan counseling requirements not met.					Reviewer Comment (2025-09-19): HOEPA points and fees exception cured. Seller Comment (2025-09-18): (Rate Lock) Check and PCCD provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037731	200190273-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Verified reserves less than 6 months and missing documentation to support the business being operational for 2 years. CPA letter and Operating Agreement contradict each other.	Reviewer Comment (2025-08-20): Cleared.

Seller Comment (2025-08-17): (Rate Lock) Per CPA letter "XXXX XXXX was established on XXXX" therefore the business has been operating for at least 2 years. This is completely valid as a 3rd party confirmed the business has been operating since, please clear this. It is sufficient per our guidelines.

Reviewer Comment (2025-08-15): The business must be in existence and operating for a minimum of 2 full years per guides. The business has been in existence for less than 1 year and 3.54 years in the same line of busines which is less than 4 years required.

Seller Comment (2025-08-13): (Rate Lock) The CPA letter is sufficient to confirm the business was opened prior to XXXX, therefore the business being opened as an LLC in XXXX is justified by the borrower being in the same line of work for 4 years.

Reviewer Comment (2025-08-12): The CPA letter states it is treated as an S-Corp for tax reasons, not that it is an S-Corp. If the company was started in 2024 and the borrower was self employed prior to XXXX, that shows same line of work. Not that the business has been open for 2 years, based on the Operating Agreement.

Seller Comment (2025-08-08): (Rate Lock) The CPA letter states it was an S-Corp and originated in XXXX. The OA then confirms in 2024 it became an LLC, therefore the business has been operating for 2+ years.

Reviewer Comment (2025-08-07): The Operating Agreement the borrower signed and dated shows the formation as XXXX. If there is another business please provide documentation to support this it. Was it a sole prop prior to LLC?

Seller Comment (2025-08-05): (Rate Lock) CPA letter confirms the borrower has been acting as an S corp since XXXX which is 2+ years. The business became a registered LLC in XXXX per the OA
																				XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037732	200190273-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Verified reserves less than 6 months and missing documentation to support the business being operational for 2 years. CPA letter and Operating Agreement contradict each other.	Reviewer Comment (2025-09-11): Cleared.

Reviewer Comment (2025-08-21): Verification of 2 years of the business being open required by a third party agency. Agree borrower is self-employed and has been for 2 years. Unable to take CPA letter for how long the business has been open.

Reviewer Comment (2025-08-20): Cleared.

Seller Comment (2025-08-17): (Rate Lock) Per CPA letter "XXXX XXXX was established on XXXX 3 2022" therefore the business has been operating for at least 2 years. This is completely valid as a 3rd party confirmed the business has been operating since, please clear this. It is sufficient per our guidelines.

Reviewer Comment (2025-08-15): The business must be in existence and operating for a minimum of 2 full years per guides. The business has been in existence for less than 1 year and 3.54 years in the same line of busines which is less than 4 years required.

Seller Comment (2025-08-13): (Rate Lock) The CPA letter is sufficient to confirm the business was opened prior to 2024, therefore the business being opened as an LLC in 2024 is justified by the borrower being in the same line of work for 4 years.

Reviewer Comment (2025-08-12): Waived exception for reserves, but employment exception remains.

Seller Comment (2025-08-08): (Rate Lock) The CPA letter states it was an S-Corp and originated in 2022. The OA then confirms in 2024 it became an LLC, therefore the business has been operating for 2+ years.

Reviewer Comment (2025-08-07): The Operating Agreement the borrower signed and dated shows the formation as XXXX. If there is another business please provide documentation to support this it. Was it a sole prop prior to LLC?

Seller Comment (2025-08-05): (Rate Lock) CPA letter confirms the borrower has been acting as an S corp since 2022 which is 2+ years. The business became a registered LLC in 2024 per the OA
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34037733	200190273-33058	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verified reserves less than 6 months and missing documentation to support the business being operational for 2 years. CPA letter and Operating Agreement contradict each other.	Reviewer Comment (2025-08-20): cleared.

Seller Comment (2025-08-17): (Rate Lock) Per CPA letter "XXXX XXXX was established on XXXX 3 2022" therefore the business has been operating for at least 2 years. This is completely valid as a 3rd party confirmed the business has been operating since, please clear this. It is sufficient per our guidelines.

Reviewer Comment (2025-08-15): The business must be in existence and operating for a minimum of 2 full years per guides. The business has been in existence for less than 1 year and 3.54 years in the same line of busines which is less than 4 years required.

Seller Comment (2025-08-13): (Rate Lock) The CPA letter is sufficient to confirm the business was opened prior to 2024, therefore the business being opened as an LLC in 2024 is justified by the borrower being in the same line of work for 4 years.

Reviewer Comment (2025-08-12): Waived exception for reserves, but employment exception remains.

Seller Comment (2025-08-08): (Rate Lock) The CPA letter states it was an S-Corp and originated in 2022. The OA then confirms in 2024 it became an LLC, therefore the business has been operating for 2+ years.

Reviewer Comment (2025-08-07): The Operating Agreement the borrower signed and dated shows the formation as XXXX. If there is another business please provide documentation to support this it. Was it a sole prop prior to LLC?

Seller Comment (2025-08-05): (Rate Lock) CPA letter confirms the borrower has been acting as an S corp since 2022 which is 2+ years. The business became a registered LLC in 2024 per the OA
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34038387	200190273-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for multiple NSF/OD within the most recent 12 months	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-07-25): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34038527	200190273-29640	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Verified reserves less than 6 months.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-08-12): Lender Exception with Compensating Factors. Seller Comment (2025-08-12): (Rate Lock) exception for reserves provided Reviewer Comment (2025-08-07): This is a reserves exception, not an employment exception. Seller Comment (2025-08-05): (Rate Lock) CPA letter confirms the borrower has been acting as an S corp since 2022 which is 2+ years. The business became a registered LLC in 2024 per the OA	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34052278	200190273-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Operating Agreement and XXXX reflect the borrower's LLC has not been in business 2 years. LLC documentation signed XXXX. Provide documentation to support the business being operational prior to the Operating Agreement.	Reviewer Comment (2025-09-18): Cleared. Third Party verif provided to support pre close CPA letter.

Seller Comment (2025-09-16): (Rate Lock) proof CPA letter is valid that business has been operating since 2022

Reviewer Comment (2025-08-21): Verification of 2 years of the business being open required by a third party agency. Agree borrower is self-employed and has been for 2 years. Unable to take CPA letter for how long the business has been open.

Reviewer Comment (2025-08-20): Cleared.

Seller Comment (2025-08-17): (Rate Lock) Per CPA letter "XXXX XXXX was established on XXXX 3 2022" therefore the business has been operating for at least 2 years. This is completely valid as a 3rd party confirmed the business has been operating since, please clear this. It is sufficient per our guidelines.

Reviewer Comment (2025-08-12): Waived exception for reserves, but employment exception remains.

Seller Comment (2025-08-08): (Rate Lock) The CPA letter states it was an S-Corp and originated in 2022. The OA then confirms in 2024 it became an LLC, therefore the business has been operating for 2+ years.

Reviewer Comment (2025-08-07): The Operating Agreement the borrower signed and dated shows the formation as XXXX. If there is another business please provide documentation to support this it. Was it a sole prop prior to LLC?

Seller Comment (2025-08-05): (Rate Lock) CPA letter confirms the borrower has been acting as an S corp since 2022 which is 2+ years. The business became a registered LLC in 2024 per the OA
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117300	XXXX	34052319	200190273-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan file missing housing payment history.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-08-07): Lender Exception with Comp Factors. Seller Comment (2025-08-05): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117302	XXXX	34535950	200190297-4266	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX for a loan with an LTV greater than 60%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months	XXXX	Reviewer Comment (2025-10-01): Lender Exception Seller Comment (2025-09-29): ATTACHED	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117304	XXXX	34296068	200190328-32065	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-09-02): Client accepts EV2. Seller Comment (2025-08-28): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117304	XXXX	34296598	200190328-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2025-09-30): Income documents provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117304	XXXX	34298697	200190328-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing 4506-C for the co-borrower.				Reviewer Comment (2025-09-29): 4506-C provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117304	XXXX	34298705	200190328-33058	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	4506-C is missing for the co-borrower.				Reviewer Comment (2025-09-29): 4506-C provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117304	XXXX	34298714	200190328-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	4506-C missing for the co-borrower.				Reviewer Comment (2025-09-29): 4506-C provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117305	XXXX	34587834	200190340-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.61 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Provide Lender exception Approval for DSCR calculation, Guidelines DSCR is 1 and calculated is less than 1.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's Own Funds Percent: 28.87% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: 660 Representative FICO: 785	XXXX	Reviewer Comment (2025-10-07): Lender exception Seller Comment (2025-10-06): (Rate Lock) This is part of the approved exception on the loan file - please review Reviewer Comment (2025-09-30): 7.28: DSCR below 1.00 at 0.828 Seeking an LTV exception for the purchase of a condo in XXXX on DSCR to 80% LTV	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117305	XXXX	34598724	200190340-30725	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (XXXX, XXXX, etc.) not provided	Please provide 12 months of Operating History. Lender Correspondence state will be short-Term Rental. *** UPDATE XXXX - Provide XXXX, 12 months of Operating History from the Note date, and a 5th comparison as required by Guidelines.	Reviewer Comment (2025-10-22): Air Dna provided.

Reviewer Comment (2025-10-20): Please Provide XXXX that LO stated was pulled on or around XXXX, showing the monthly rent Calculation to be $XXXX.

Seller Comment (2025-10-20): (Rate Lock) $3180 was the amount used to calculate the DSCR for this loan, please review.

Reviewer Comment (2025-10-17): Please Provide XXXX that LO stated was pulled on or around XXXX, showing the monthly rent calculation to be $XXXX.

Seller Comment (2025-10-15): (Rate Lock) XXXX

Reviewer Comment (2025-10-10): Page 2 of 6, Unit Description section "Additional Features" states "The subject is currently used as 2 separate units (XXXX) with a solid partition wall dividing the interior living area.". The Pictures show "Additional Subject Photo Front Door" XXXX and "Additional Subject Photo Front Door" XXXX.

Seller Comment (2025-10-10): (Rate Lock) Per the appraisal this is a 1 unit - the 2 other units noted are on the comparable rents to state studio units in the complex - these are not part of the subject property.

Reviewer Comment (2025-10-08): Appraisal floor plan and comments indicate there are 2 units. XXXX required for both if income from both units is require.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117305	XXXX	34678122	200190340-4259	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Property type discrepancy.	Appraisal property type of Condotel does not match Guideline property type of Condo (High Rise).		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's Own Funds Percent: 28.87% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: 660 Representative FICO: 785	XXXX	Reviewer Comment (2025-10-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117306	XXXX	34392246	200190386-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-09-16): Client accepts EV2. Seller Comment (2025-09-12): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117306	XXXX	34392247	200190386-34962	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)					Reviewer Comment (2025-09-16): Client accepts EV2. Seller Comment (2025-09-12): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117306	XXXX	34392598	200190386-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-09-09): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117306	XXXX	34392816	200190386-26033	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXas electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)					Reviewer Comment (2025-09-19): XXXX received proof of evidence that the initial disclosures are sent via by fulfillment. Seller Comment (2025-09-18): (Rate Lock) Proof provided Reviewer Comment (2025-09-15): XXXX Provide evidence showing LE was mailed. Exception will be re-reviewed once evidence is received. Seller Comment (2025-09-12): (Rate Lock) LE sent via fulfillment and mailed to the borrower	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117307	XXXX	34401879	200190391-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved to 1. exception request to qualify on rent schedule amount of $XXXX vs month to month rent amount reflected on appraisal of $XXXX as broker states there are no leases for tenants.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors provided. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (2025-09-23): Lender Exception with Compensating Factors provided. Seller Comment (2025-09-22): (Rate Lock) CF added Reviewer Comment (2025-09-17): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-09-15): (Rate Lock) Please clear - exception was approved Reviewer Comment (2025-09-10): exception request to qualify on rent schedule amount of $XXXX vs month to month rent amount reflected on appraisal of $XXXX as broker states there are no leases for tenants	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117307	XXXX	34401893	200190391-578	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: XXXX XXXX	XXXX XXXX is Authorized Signor				Reviewer Comment (2025-09-15): Received Patriot Act Customer Identification. Exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117307	XXXX	34401938	200190391-23086	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.					Reviewer Comment (2025-09-16): Received closing statement for other property to used cash out proceed. Closing requirement is met. Exception Cleared. Reviewer Comment (2025-09-15): File is missing verification of funds required to close. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117307	XXXX	34401973	200190391-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00				Reviewer Comment (2025-09-16): Received closing statement for other property to used cash out proceed. Reserves requirement is met. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117308	XXXX	34193961	200190418-27840	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7	Note Date: XXXX; Lien Position: 1	Desk Review associated	Reviewer Comment (2025-10-01): filed review provided

Seller Comment (2025-09-30): (Rate Lock) field review provided

Reviewer Comment (2025-09-11): Field Review or Full Appraisal required. Either would be sufficient.

Seller Comment (2025-09-08): (Rate Lock) Please advise what is preferred: a field review or a 2nd appraisal?

Reviewer Comment (2025-09-04): original appraisal provided. We need a higher level secondary valuation as the one currently in file does not support the value.

Seller Comment (2025-09-03): (Rate Lock) Docs provided

Reviewer Comment (2025-08-25): CDA is a Desk Review. Field review or Appraisal required. Desk review cannot override a desk review.

Seller Comment (2025-08-21): (Rate Lock) CDA provided

Reviewer Comment (2025-08-21): Different valuation model required. A Desk Review cannot be used to override a Desk Review.

Seller Comment (2025-08-15): (Rate Lock) Desk review provided
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	A	A	C	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117308	XXXX	34613068	200190418-30673	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Match date on field review				Reviewer Comment (2025-10-10): Correction provided. Seller Comment (2025-10-08): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	A	A	C	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117308	XXXX	34705259	200190418-27855	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2025-10-15): Client accept EV2 and elects to waive. Seller Comment (2025-10-11): (Rate Lock) Please waive Reviewer Comment (2025-10-10): Informational exception. This can be waived.	XXXX	XXXX	XXXX	2		A		A		A		A		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	A	A	C	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117309	XXXX	34425166	200190422-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Monthly reserves is verified AND at least 4 months more than guideline minimum. Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-12): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117309	XXXX	34425167	200190422-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Monthly reserves is verified AND at least 4 months more than guideline minimum. Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-12): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117309	XXXX	34425173	200190422-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approve exception allowing ADU without comps.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Monthly reserves is verified AND at least 4 months more than guideline minimum. Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-12): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117310	XXXX	34401737	200190451-5381	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer Identification Number (EIN) is not provided in file				Reviewer Comment (2025-09-16): EIN provided. Seller Comment (2025-09-16): (Rate Lock) EIN provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117310	XXXX	34402542	200190451-578	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: XXXX XXXX	Birth date is not provided in file				Reviewer Comment (2025-09-16): Not required DOB for signor. Seller Comment (2025-09-16): (Rate Lock) birthday not needed for authorized signor Reviewer Comment (2025-09-15): Please provided driving license or Patriot Act Customer Identification to verify birth date. Exception remains. Seller Comment (2025-09-12): (Rate Lock) NBO please advise what docs need re-executed	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117310	XXXX	34402559	200190451-7901	XXXX	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: XXXX XXXX	OFAC report is not provided in file				Reviewer Comment (2025-09-16): Not required. Seller Comment (2025-09-12): (Rate Lock) NBO please advise what docs need re-executed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117310	XXXX	34402607	200190451-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.05 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-09-23): HUD from Property sale provided. Seller Comment (2025-09-19): (Rate Lock) HUD from 4th property shows borrower getting $XXXX Reviewer Comment (2025-09-16): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117312	XXXX	34402899	200190472-578	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: XXXX XXXX	Authorized signor				Reviewer Comment (2025-09-15): Birth Date is not require for authorized signor. Exception Cleared. Seller Comment (2025-09-12): (Rate Lock) Not borrower, please advise what documents need re-executed without NBO	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117312	XXXX	34402973	200190472-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.49 is less than Guideline PITIA months reserves of 6.00.	Guidelines requires 6 months reserves, however only 0.14 months reserves available.	Reviewer Comment (2025-09-19): Cleared HUD provided.

Seller Comment (2025-09-19): (Rate Lock) HUD from 4th property shows borrower getting $XXXX

Reviewer Comment (2025-09-16): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 0.31 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (2025-09-15): Received Closing statements for other properties. Require additional assets to fulfill reserves requirement of 6 months. Exception Remains.

Seller Comment (2025-09-12): (Rate Lock) reserves from cash out proceeds
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117312	XXXX	34413777	200190472-7901	XXXX	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-09-16): Not required Seller Comment (2025-09-12): (Rate Lock) Not borrower, please advise what documents need re-executed without NBO	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201600	200190475-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower not provided in file.				Reviewer Comment (2025-08-22): lender accepts condition Seller Comment (2025-08-20): (Rate Lock) Lender accepts EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201602	200190475-1330	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeowner Counseling Organizations disclosure is missing.				Reviewer Comment (2025-08-22): lender accepts condition Seller Comment (2025-08-20): (Rate Lock) Lender accepts EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201603	200190475-2210	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Acknowledgment of Receipt of Home Mortgage Loan Information Document disclosure is missing.				Reviewer Comment (2025-08-22): Lender accepts condition Seller Comment (2025-08-20): (Rate Lock) Lender accepts EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201604	200190475-4931	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Date Issued is not provided.				Reviewer Comment (2025-10-13): XXXX received Lender Attestation on missing issue date CD not disclosed to borrower	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201605	200190475-22522	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXXhich exceeds the XXXX threshold. (Final/XXXX)	Final closing disclosure disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXXhich exceeds the XXXX threshold.	Reviewer Comment (2025-10-13): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Seller Comment (2025-10-10): (Rate Lock) Pictures of cashed check provided

Reviewer Comment (2025-09-26): XXXX received Corrected CD, LOE and copy of cure refund.  Missing proof of mailing cure to borrower to finalize.

Seller Comment (2025-09-25): (Rate Lock) Docs provided

Reviewer Comment (2025-08-28): XXXX’s testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes occurring after closing. That is, a lender incorrectly disclosed fees they were aware of (or should have been aware of) on the final CD and therefore issued a PCCD reflecting the actual fees that should have been disclosed on the final CD. Accordingly, XXXX will calculate the APR, Finance Charge and TOP based on corrected fees on the PCCD and cite exceptions if the APR, Finance Charge and TOP disclosed on the final CD (provided at or before consummation) are inaccurate based on the updated fees shown on PCCD. The reason for testing in this manner is that (1) 1026.17(b) (and related commentary) provides that disclosures must be made before consummation; (2) 1026.19(f)(1)(ii) and (f)(2)(ii) require the CD to be provided 3 business days before consummation; and (3) 1026.19(f)(2) and (ii) provide that the CD must be provided before or at consummation. Cures under 130(b) require the consumer does not pay an amount that exceeds the charge actually disclosed.   Refund of the entire underdisclosed amount is required. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.  Final CD Section D (which is used in calculation of TOP) was disclosed to borrower at consummation as $XXXX, then on Post Close CD, the fees increased and was disclosed as $XXXX and was underdisclosed at closing by XXXXhich is over the tolerance threshold which requires restitution to borrower.

Seller Comment (XXXX): (Rate Lock) The TOP calculation for each respective CD is accurate, no cure needed

Reviewer Comment (2025-08-21): Total of Payments violation is not related to APR/Finance Charges for its calculation.  The issue is that the Final CD disclosed a TOP calculation that was underdisclosed due to the Section D fee totals increased on the XXXX Post Close CD over tolerance threshold.  Fees were underdisclosed $XXXX and requires a cure to borrower. Corrected CD, LOE to borrower, copy of cure refund of $XXXX and proof of mailing.

																			Seller Comment (2025-08-20): (Rate Lock) Please confirm the fees included in APR calculation	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201606	200190475-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Initial closing disclosure is issues less than 6 days prior to closing.				Reviewer Comment (2025-08-21): XXXX: The CD dated 0XXXX received to borrower prior to 3 business days from the date of consummation. Seller Comment (2025-08-20): (Rate Lock) ICD sent XXXX and signed XXXX ESD is XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201609	200190475-6340	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Settlement Service Providers List disclosure is not provided.				Reviewer Comment (2025-08-26): XXXX received updated Settlement Service Provider List.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201610	200190475-6543	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. No valid change in circumstance or cure for borrower provided.				Reviewer Comment (2025-08-26): XXXX received updated SSPL, the consumer was shopped for the services, and the fee is within that tolerance requirement. Seller Comment (2025-08-25): (Rate Lock) SSPL provided Reviewer Comment (2025-08-21): XXXX: The file does not contain a Settlement Service Providers List. The SSPL is necessary to determine the tolerance and whether the borrower shopped for services. Seller Comment (2025-08-20): (Rate Lock) Borrower shopped for fees	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34201611	200190475-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Appraisal Fee increased from XXXX to XXXX, an increase of XXXX, without a valid changed circumstance document in file. No cure provided.				Reviewer Comment (2025-08-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-08-20): (Rate Lock) CD signed at close reflected the cure	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117313	XXXX	34296288	200190475-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-08-26): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34351394	200190476-5404	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Business					Reviewer Comment (2025-10-06): XXXX XXXX stmt provided. Reviewer Comment (2025-10-03): Bank statement for XXXX for acct XXXX is missing from the loan file. Reviewer Comment (2025-09-11): Bank statement for XXXX for XXXX acct XXXX is missing from the trailing docs. Reviewer Comment (2025-09-11): Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34351449	200190476-23688	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: HXXXXard insurance coverage amount is insufficient.						Reviewer Comment (2025-10-28): Replacement cost Estimator provided. Reviewer Comment (2025-09-11): Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34351451	200190476-27655	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		UPDATE XXXX - Bank statement for XXXX for acct XXXX is missing from the loan file.				Reviewer Comment (2025-10-06): XXXX XXXX stmt provided. Reviewer Comment (2025-10-03): UPDATE XXXX - Bank statement for XXXX for acct XXXX is missing from the loan file.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34351465	200190476-32884	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (XXXX,XXXX XXXX XXXX LLC/Bank Statements)					Reviewer Comment (2025-10-06): Statement provided. Reviewer Comment (2025-10-03): Bank statement for XXXX for acct XXXX is missing from the loan file.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34351471	200190476-3677	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation discrepancy due to Bank statement is missing				Reviewer Comment (2025-10-06): Statement provided. Reviewer Comment (2025-10-03): Bank statement for XXXX for acct XXXX is missing from the loan file.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34351472	200190476-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Bank statement is missing				Reviewer Comment (2025-10-06): Bank statement provided. Reviewer Comment (2025-10-03): Bank statement for XXXX for acct XXXX is missing from the loan file.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34351473	200190476-4204	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Bank statement is missing				Reviewer Comment (2025-10-06): Statement provided.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34351478	200190476-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrow				Reviewer Comment (2025-10-02): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-10-01): XXXX received Post CD and proof of mailing. However, we would also require Copy of refund check and LOX. Reviewer Comment (2025-09-11): XXXX Transfer tax increased on CD dated 08/25 without valid COC. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34356462	200190476-33058	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Miss 12 month consecutive statements. Please provide XXXX for XXXX acct XXXX				Reviewer Comment (2025-09-29): cleared Reviewer Comment (2025-09-11): Bank statement for XXXX for XXXX acct XXXX is missing from the trailing docs. Reviewer Comment (2025-09-11): Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34356493	200190476-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Miss 12 month consecutive statements. Please provide XXXX for XXXX acct XXXX				Reviewer Comment (2025-09-29): cleared Reviewer Comment (2025-09-11): Bank statement for XXXX for XXXX acct XXXX is missing from the trailing docs. Reviewer Comment (2025-09-11): Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117314	XXXX	34656825	200190476-25427	XXXX	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.			Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117319	XXXX	34480764	200190522-4433	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account on page 3				Reviewer Comment (2025-09-23): XXXX Received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-09-22): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117319	XXXX	34480765	200190522-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-09-23): XXXX received 8/12 CD received 3 business days prior to consummation. Seller Comment (2025-09-22): (Rate Lock) ICD provided; sent XXXX and mailbox rule can assume borrower received XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117320	XXXX	34538570	200190567-4507	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate Of Good Standing is Missing in File				Reviewer Comment (2025-09-29): Certificate Of Good Standing Seller Comment (2025-09-25): (Rate Lock) Certificate of Good Standing is not applicable for the borrowing entity. The LLC was newly formed on XXXX. See attached articles.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117321	XXXX	34371467	200190583-34957	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-09-11): XXXX received valid rate lock document

Seller Comment (2025-09-10): The $XXXX lender credit you reference was on the initial LE which shows the interest rate was NOT locked. The valid COC rate lock LE dated XXXX shows the correct lender credit associated with the lock of XXXX. Providing Lock Confirmation that confirms date of lock is XXXX supporting the COC LE. Providing both LE's and Lock Confirmation, to clear this.

Reviewer Comment (2025-09-10): XXXX Lender Credit decreased to XXXX from $XXXX on revised LE dated 0XXXX without valid COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-09-09): ICD

Seller Comment (2025-09-09): The lender applied the XXXX credit towards the borrower's credit report. Please review initial CD, Credit Report - XXXX Lender Paid. Providing initial LE and Initial CD showing the chain of events.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117322	XXXX	34496602	200190600-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower has 13 NSFs, and 3 Overdrafts in the most recent 12 months period. Exceeding the guideline maximum of 6.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. DTI: 18.14388% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 711	XXXX	Reviewer Comment (2025-10-02): Needs to be waived.

Reviewer Comment (2025-10-02): Lender Exception with Comp Factors.

Reviewer Comment (2025-09-24): using proceed for reserves

Seller Comment (2025-09-22): (Rate Lock) Approved exception provided, please advise what else is needed

Reviewer Comment (2025-09-22): Compensating Factors:
Using Cashout proceeds to meet Reserve requirements

Borrower Exception Requested:
Borrower has XXXX NSFs, and XXXX Overdrafts in the most recent 12mo period. Exceeding the guideline maximum of 6.

9/8:   Update:  borrower unable to meet the 6 mos reserve requirement - intends to use only funds from closing which is slightly less than 4 mos of reserves
																				XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117322	XXXX	34496710	200190600-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.66 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 4.66 is less than Guideline PITIA months reserves of 6.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. DTI: 18.14388% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 711	XXXX	Reviewer Comment (2025-10-02): Compensating Factors provided.

Reviewer Comment (2025-10-02): Exceptions and CF reset.

Reviewer Comment (2025-09-24): Using Cashout proceeds to meet Reserve requirements

Seller Comment (2025-09-22): (Rate Lock) Approved exception provided, please advise what else is needed

Reviewer Comment (2025-09-22): Compensating Factors:
Using Cashout proceeds to meet Reserve requirements

Borrower Exception Requested:
Borrower has 13 NSFs, and 3 Overdrafts in the most recent 12mo period. Exceeding the guideline maximum of 6.

9/8:   Update:  borrower unable to meet the 6 mos reserve requirement - intends to use only funds from closing which is slightly less than 4 mos of reserves
																				XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117322	XXXX	34496741	200190600-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated PITIA months reserves of 4.66 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-10-02): System cleared. Lender Exception with CF provided. Reviewer Comment (2025-10-02): Exceptions and CF reset. Reviewer Comment (2025-09-29): Lender exception Seller Comment (2025-09-25): (Rate Lock) Please clear as other conditions cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117322	XXXX	34496742	200190600-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 4.66 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-10-02): System cleared. Lender Exception with CF provided. Reviewer Comment (2025-10-02): Exceptions and CF reset. Reviewer Comment (2025-09-24): Using Cashout proceeds to meet Reserve requirements Seller Comment (2025-09-22): (Rate Lock) Approved exception provided, please advise what else is needed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117322	XXXX	34511925	200190600-33058	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Reserves of 6 months not met.				Reviewer Comment (2025-10-02): System cleared. Lender Exception with CF provided. Reviewer Comment (2025-10-02): Exceptions and CF reset. Reviewer Comment (2025-09-24): Using Cashout proceeds to meet Reserve requirements Seller Comment (2025-09-22): (Rate Lock) Approved exception provided, please advise what else is needed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117322	XXXX	34511935	200190600-29640	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Reserves of 6 months not met.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 18.14388% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 711	XXXX	Reviewer Comment (2025-10-02): Lender Exception with Compensating Factors.

Reviewer Comment (2025-10-02): Exceptions and CF reset.

Reviewer Comment (2025-09-24): Using Cashout proceeds to meet Reserve requirements

Seller Comment (2025-09-22): (Rate Lock) Approved exception provided, please advise what else is needed

Reviewer Comment (2025-09-22): Compensating Factors:
Using Cashout proceeds to meet Reserve requirements

Borrower Exception Requested:
Borrower has XXXX NSFs, and XXXX Overdrafts in the most recent 12mo period. Exceeding the guideline maximum of 6.

9/8:   Update:  borrower unable to meet the 6 mos reserve requirement - intends to use only funds from closing which is slightly less than 4 mos of reserves
																				XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117323	XXXX	34476600	200190622-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender requested an exception which was approved for <1.0 DSCR. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Compensating Factor. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (2025-09-26): Lender Exception with Compensating Factors. Reviewer Comment (2025-09-26): Lender requested an exception which was approved for <1.0 DSCR. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-09-24): (Rate Lock) CF updated please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117324	XXXX	34589966	200190630-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for lack of 3 comparable sales with similar resale restrictions.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2025-10-03): Waived with CF. Seller Comment (2025-10-01): (Rate Lock) Please clear Reviewer Comment (2025-09-30): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117324	XXXX	34589978	200190630-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to proceed with age related deed restriction on a cash-out refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2025-10-03): Lender Exception and CF provided. Seller Comment (2025-10-01): (Rate Lock) Please clear Reviewer Comment (2025-09-30): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117325	XXXX	34536511	200190642-6582	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient cure is required.				Reviewer Comment (2025-09-24): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117326	XXXX	34478222	200190656-2798	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 Document not provided.				Reviewer Comment (2025-09-26): Final 1003 Document provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117326	XXXX	34478324	200190656-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower three business days prior to closing.				Reviewer Comment (2025-09-25): XXXX received CD dated XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117326	XXXX	34478729	200190656-7087	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.					Reviewer Comment (2025-09-26): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-24): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117326	XXXX	34478734	200190656-18604	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	Missing seller CD.				Reviewer Comment (2025-09-25): XXXX received closing statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117327	XXXX	34481915	200190657-30168	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2025-09-24): XXXX received LOA to remove document(s) XXXX estimated to be provided on XXXX, from testing as not provided to the borrower.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117327	XXXX	34481916	200190657-23896	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim/XXXX)					Reviewer Comment (2025-09-24): XXXX received LOA to remove document(s) XXXX estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2025-09-24): (Rate Lock) ICD was XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117327	XXXX	34481918	200190657-4931	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Date issued missing on CD.				Reviewer Comment (2025-09-24): XXXX received LOA to remove document(s) XXXX estimated to be provided on XXXX, from testing as not provided to the borrower.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117328	XXXX	34531811	200190659-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.31 is less than Guideline PITIA months reserves of 6.00.	Verified and Captured the available assets, still Assets requirement not met, due to which this exception fired.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Documentation Type: 24mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 15.74% Borrower's Own Funds Amount: $XXXX	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-29): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-24): Compensating Factors: 10 months reserves Borrower Exception Requested: 9/11: Borrowers rental income receipt is deposited into business account (not separate) and explains keeps it business as preference - Underwriter has backed out all deposits to not be double counted.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117328	XXXX	34531826	200190659-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Verified and Captured the available assets, still Assets requirement not met, due to which this exception fired.				Reviewer Comment (2025-10-08): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-08): Comp Factors provided. Reviewer Comment (2025-10-03): lender expection Seller Comment (2025-10-01): (Rate Lock) Please review the exception on the loan file.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117328	XXXX	34531827	200190659-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Reserves requirement of 6 months not met.				Reviewer Comment (2025-10-08): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-08): Comp Factors provided. Reviewer Comment (2025-09-24): Compensating Factors: 10 months reserves Borrower Exception Requested: 9/11: Borrowers rental income receipt is deposited into business account (not separate) and explains keeps it business as preference - Underwriter has backed out all deposits to not be double counted.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117329	XXXX	34448302	200190662-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.00 is less than Guideline PITIA months reserves of 6.00.	Assets are insufficient to satisfy reserve requirement.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's Own Funds Percent: 21.34% Borrower's Own Funds Amount: $131,279.47 Guidelines Representative FICO: 660 Representative FICO: 713	XXXX	Reviewer Comment (2025-09-16): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117333	XXXX	34398207	200190685-5404	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Business	File is missing business account statement XXXX for the month of XXXX.				Reviewer Comment (2025-09-19): Cleared bank statement provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117333	XXXX	34398216	200190685-27655	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		File is missing business account statement XXXX for the month of XXXX.				Reviewer Comment (2025-09-19): Cleared bank statement provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117333	XXXX	34398217	200190685-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing business account statement XXXX for the month of XXXX.				Reviewer Comment (2025-09-19): Cleared bank statement provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117334	XXXX	34277182	200190691-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception requested to allow 22 overdrafts in last 12 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-09-16): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-08-25): LTV under 70% FICO 740	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117334	XXXX	34277366	200190691-26684	XXXX	Property	Appraisal	Appraisal Reconciliation	Appraisal	Missing secondary valuation viaDesk Review, Field Review, or 2nd URAR, as required by client.						Reviewer Comment (2025-09-02): Cleared. CDA provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117335	XXXX	34540919	200190699-6336	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(XXXX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained)	XXXX Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the XXXX T-42 endorsement or the T-42.1 endorsement. (The loan is a XXXX Section 50 (a)(6) home equity loan.)					Reviewer Comment (2025-09-30): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-26): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117336	XXXX	34530589	200190716-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than 1.00 at 0.75.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 102.79 Guideline Requirement: 6.00 Combined Loan to Value: 39.89097% Guideline Maximum Combined Loan to Value: 75.00000% Loan to Value: 39.89097% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 808	XXXX	Reviewer Comment (2025-09-30): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-26): (Rate Lock) Please waive EV2 Reviewer Comment (2025-09-25): LTV less than 70%, AND at least 5% less than guideline maximum; FICO higher than 740, AND at least 20 points higher than guideline minimum; Monthly reserves is verified AND at least 4 months more than guideline minimum	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117338	XXXX	34494969	200190729-2798	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is missing in the file				Reviewer Comment (2025-09-26): Document Provided Seller Comment (2025-09-24): (Rate Lock) See attached final loan application. This is signed by the borrower in lieu of the 1003 form. Our application is designed specifically for DSCR / business purpose loans. Reviewer Comment (2025-09-24): 1003 Final is missing in the file Seller Comment (2025-09-22): (Rate Lock) See attached final loan application	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117338	XXXX	34494970	200190729-28580	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided		Cash-Out Utilization is missing in the file				Reviewer Comment (2025-09-24): provided Seller Comment (2025-09-22): (Rate Lock) Cash-out utilization is stated in the final loan application. See pg 3 of the attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117338	XXXX	34494971	200190729-4507	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing in the file				Reviewer Comment (2025-09-24): provided Seller Comment (2025-09-22): (Rate Lock) See attached COGS	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117338	XXXX	34494972	200190729-4062	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing in the file				Reviewer Comment (2025-09-24): provided Seller Comment (2025-09-22): (Rate Lock) See attached resolution	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117338	XXXX	34494973	200190729-5380	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement is missing in the file				Reviewer Comment (2025-09-24): provided Seller Comment (2025-09-22): (Rate Lock) See attached corporate bylaws	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117339	XXXX	34580036	200190734-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 36.73 Guideline Requirement: 6.00 Combined Loan to Value: 61.68831% Guideline Maximum Combined Loan to Value: 75.00000% Loan to Value: 61.68831% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 807	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) please waive Reviewer Comment (2025-09-29): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117341	XXXX	34411654	200190736-24197	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		1007 Rent Comparison Schedule is not provided.				Reviewer Comment (2025-09-30): N/A Reviewer Comment (2025-09-29): 1007 Rent Comparison Schedule is needed Seller Comment (2025-09-25): (Rate Lock) Renal income is not being used so market rents were provided, please review. Reviewer Comment (2025-09-24): 1007 Rent Comparison Schedule is not provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117343	XXXX	34481863	200190749-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for rural property, XXXX acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Monthly reserves is verified AND at least 4 months more than guideline minimum. LTV less than 70%, AND at least 5% less than guideline maximum. Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117343	XXXX	34481873	200190749-7905	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX XXXX	Lender approved exception for FTHB who currently lives 800 miles away.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Monthly reserves is verified AND at least 4 months more than guideline minimum. LTV less than 70%, AND at least 5% less than guideline maximum. Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117344	XXXX	34549474	200190752-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please waive EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117344	XXXX	34549482	200190752-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-09-25): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117344	XXXX	34549483	200190752-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-09-25): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117344	XXXX	34550441	200190752-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved 20 NSF's in the last 12 months when maximum allowed is 6.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Reserves: 64.95 Guideline Requirement: 6.00 The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. Loan to Value: 64.81037% Guideline Maximum Loan to Value: 80.00000% DTI: 26.77363% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 703	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please waive EV2 Reviewer Comment (2025-09-26): Monthly reserves is verified AND at least 4 months more than guideline minimum; Qualifying DTI less than 35%, AND at least 10% less than guideline maximum; Housing payment history is 0x30x24 or better; Borrower has worked in same job more than 3 years; Borrower has worked in same industry more than 5 years; Borrower has verified residual income (disposable income) of at least XXXX per month	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117344	XXXX	34550444	200190752-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved 20 NSF's in the last 12 months when maximum allowed is 6.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Reserves: 64.95 Guideline Requirement: 6.00 The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. Loan to Value: 64.81037% Guideline Maximum Loan to Value: 80.00000% DTI: 26.77363% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 703	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please waive EV2 Reviewer Comment (2025-09-26): Monthly reserves is verified AND at least 4 months more than guideline minimum; Qualifying DTI less than 35%, AND at least 10% less than guideline maximum; Housing payment history is 0x30x24 or better; Borrower has worked in same job more than 3 years; Borrower has worked in same industry more than 5 years; Borrower has verified residual income (disposable income) of at least XXXX per month	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117345	XXXX	34391079	200190753-33630	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX are overdisclosed. (Final/XXXX)	Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX are overdisclosed.				Reviewer Comment (2025-09-09): Clear exception amount is $XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117346	XXXX	34474739	200190765-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for a rural property with XXXX acres vs max 10 acres.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 21.79 Guideline Requirement: 6.00 Loan to Value: 31.06796% Guideline Maximum Loan to Value: 70.00000%	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117348	XXXX	34413347	200190775-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.				Reviewer Comment (2025-09-17): XXXX received initial CD. Seller Comment (2025-09-16): (Rate Lock) ICD provided along with proof "XXXX viewed the envelope in a session hosted by XXXX, Inc. [documents:(Closing Disclosure; Acknowledgement of Receipt of CD)]"	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117349	XXXX	34472462	200190776-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject being vacant and rural.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Monthly reserves is verified AND at least 4 months more than guideline minimum. Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117349	XXXX	34472472	200190776-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 60.00000%.	LTV of 70% exceeds the guideline max of 60% for a rural property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Monthly reserves is verified AND at least 4 months more than guideline minimum. Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117349	XXXX	34472473	200190776-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 70.00000% exceeds Guideline combined loan to value percentage of 60.00000%.	LTV of 70% exceeds the guideline max of 60% for a rural property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Monthly reserves is verified AND at least 4 months more than guideline minimum. Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425776	200190794-2724	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Required Statement was not provided to purchaser or assignee for loan that was sold or assigned.	Reviewer Comment (2025-10-03): Not high cost.

Reviewer Comment (2025-10-03): Sent to Compliance.

Seller Comment (2025-10-01): (Rate Lock) PCCD provided showing the general seller credit (a part thereof) being applied specifically to certain fees (i.e., loan discounts)

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay the XXXX and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-23): XXXX tests loans pursuant to TRID Grid 4.0. Under that review scope, when a general lender/seller credit is provided, we do not make a presumption that credit can offset points and fees for high-cost loans by default. We apply a waterfall approach if there is not an itemization in file that shows towards what fee(s) the general credit was intended to be applied. On this loan, without an itemization of credit, the XXXX general credit is used up applying to non-finance charges that are high cost before even applying to non-high cost finance charges or fees that are included in the high cost test. Please indicate if you require the TRID Grid 4.0 used for review.

Seller Comment (2025-09-18): (Rate Lock) Remaining fee does not need to be itemized at is closed with that amount as a credit. The purchase contract states on page 6 the seller is to cover the XXXX of the applied points and fees and an amount to not exceed XXXX to be applied to other buyer's expenses. This is a valid itemization of the credit per the contract and the loan is not high cost.

Reviewer Comment (2025-09-18): The seller credit of XXXX needs to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425777	200190794-2729	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	HOEPA disclosure was not provided to the Borrower	Reviewer Comment (2025-10-03): Not high cost.

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay the XXXX in points and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-23): XXXX tests loans pursuant to TRID Grid 4.0. Under that review scope, when a general lender/seller credit is provided, we do not make a presumption that credit can offset points and fees for high-cost loans by default. We apply a waterfall approach if there is not an itemization in file that shows towards what fee(s) the general credit was intended to be applied. On this loan, without an itemization of credit, the $XXXX general credit is used up applying to non-finance charges that are high cost before even applying to non-high cost finance charges or fees that are included in the high cost test. Please indicate if you require the TRID Grid 4.0 used for review.

Seller Comment (2025-09-18): (Rate Lock) Remaining fee does not need to be itemized at is closed with that amount as a credit. The purchase contract states on page 6 the seller is to cover the $XXXX of the applied points and fees and an amount to not exceed $XXXX to be applied to other buyer's expenses. This is a valid itemization of the credit per the contract and the loan is not high cost.

Reviewer Comment (2025-09-18): The seller credit of $XXXX needs to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425778	200190794-2730	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Mortgage loan financed Points and Fees.	Reviewer Comment (2025-10-03): Not high cost.

Reviewer Comment (2025-10-03): Sent to Compliance.

Seller Comment (2025-10-01): (Rate Lock) PCCD provided showing the general seller credit (a part thereof) being applied specifically to certain fees (i.e., loan discounts)

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay the XXXX in points and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-23): XXXX tests loans pursuant to TRID Grid 4.0. Under that review scope, when a general lender/seller credit is provided, we do not make a presumption that credit can offset points and fees for high-cost loans by default. We apply a waterfall approach if there is not an itemization in file that shows towards what fee(s) the general credit was intended to be applied. On this loan, without an itemization of credit, the $XXXX general credit is used up applying to non-finance charges that are high cost before even applying to non-high cost finance charges or fees that are included in the high cost test. Please indicate if you require the TRID Grid 4.0 used for review.

Seller Comment (2025-09-18): (Rate Lock) Remaining fee does not need to be itemized at is closed with that amount as a credit. The purchase contract states on page 6 the seller is to cover the $XXXX of the applied points and fees and an amount to not exceed $XXXX to be applied to other buyer's expenses. This is a valid itemization of the credit per the contract and the loan is not high cost.

Reviewer Comment (2025-09-18): The seller credit of $XXXX needs to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425779	200190794-2731	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Reviewer Comment (2025-10-03): Not high cost.

Reviewer Comment (2025-10-03): Sent to Compliance.

Seller Comment (2025-10-01): (Rate Lock) PCCD provided showing the general seller credit (a part thereof) being applied specifically to certain fees (i.e., loan discounts)

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay XXXX points and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-23): XXXX tests loans pursuant to TRID Grid 4.0. Under that review scope, when a general lender/seller credit is provided, we do not make a presumption that credit can offset points and fees for high-cost loans by default. We apply a waterfall approach if there is not an itemization in file that shows towards what fee(s) the general credit was intended to be applied. On this loan, without an itemization of credit, the $XXXX general credit is used up applying to non-finance charges that are high cost before even applying to non-high cost finance charges or fees that are included in the high cost test. Please indicate if you require the TRID Grid 4.0 used for review.

Seller Comment (2025-09-18): (Rate Lock) Remaining fee does not need to be itemized at is closed with that amount as a credit. The purchase contract states on page 6 the seller is to cover the $XXXX of the applied points and fees and an amount to not exceed $XXXX to be applied to other buyer's expenses. This is a valid itemization of the credit per the contract and the loan is not high cost.

Reviewer Comment (2025-09-18): The seller credit of $XXXX needs to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425780	200190794-27560	XXXX	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.35177% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or .35177%). Non-Compliant High Cost Loan.	Points and Fees on subject loan of 5.35177% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of XXXX	Reviewer Comment (2025-10-03): HOEPA fees under 5%.

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay the XXXX in points and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-23): XXXX tests loans pursuant to TRID Grid 4.0. Under that review scope, when a general lender/seller credit is provided, we do not make a presumption that credit can offset points and fees for high-cost loans by default. We apply a waterfall approach if there is not an itemization in file that shows towards what fee(s) the general credit was intended to be applied. On this loan, without an itemization of credit, the $XXXX general credit is used up applying to non-finance charges that are high cost before even applying to non-high cost finance charges or fees that are included in the high cost test. Please indicate if you require the TRID Grid 4.0 used for review.

Seller Comment (2025-09-18): (Rate Lock) Remaining fee does not need to be itemized at is closed with that amount as a credit. The purchase contract states on page 6 the seller is to cover the $XXXX of the applied points and fees and an amount to not exceed $XXXX to be applied to other buyer's expenses. This is a valid itemization of the credit per the contract and the loan is not high cost.

Reviewer Comment (2025-09-18): The seller credit of $XXXX to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425781	200190794-4014	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Borrower did not receive pre-loan counseling.	Reviewer Comment (2025-10-03): Not high cost.

Reviewer Comment (2025-10-03): Sent to Compliance.

Seller Comment (2025-10-01): (Rate Lock) PCCD provided showing the general seller credit (a part thereof) being applied specifically to certain fees (i.e., loan discounts)

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay the XXXX in points and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-23): XXXX tests loans pursuant to TRID Grid 4.0. Under that review scope, when a general lender/seller credit is provided, we do not make a presumption that credit can offset points and fees for high-cost loans by default. We apply a waterfall approach if there is not an itemization in file that shows towards what fee(s) the general credit was intended to be applied. On this loan, without an itemization of credit, the XXXX general credit is used up applying to non-finance charges that are high cost before even applying to non-high cost finance charges or fees that are included in the high cost test. Please indicate if you require the TRID Grid 4.0 used for review.

Seller Comment (2025-09-18): (Rate Lock) Remaining fee does not need to be itemized at is closed with that amount as a credit. The purchase contract states on page 6 the seller is to cover the XXXX of the applied points and fees and an amount to not exceed XXXX to be applied to other buyer's expenses. This is a valid itemization of the credit per the contract and the loan is not high cost.

Reviewer Comment (2025-09-18): The seller credit of XXXX needs to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425782	200190794-3424	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (ATR - Income: Schedule C)	2014 High-Cost Mortgage (Closed-end ATR): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX - XXXX/Schedule C)	Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Reviewer Comment (2025-10-03): Not high cost.

Reviewer Comment (2025-10-03): Sent to Compliance.

Seller Comment (2025-10-01): (Rate Lock) PCCD provided showing the general seller credit (a part thereof) being applied specifically to certain fees (i.e., loan discounts)

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay the XXXX and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-18): The seller credit of XXXX needs to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425783	200190794-3424	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (ATR - Income: Schedule C)	2014 High-Cost Mortgage (Closed-end ATR): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX - XXXX/Schedule C)	Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Reviewer Comment (2025-10-03): Not high cost.

Reviewer Comment (2025-10-03): Sent to Compliance.

Seller Comment (2025-10-01): (Rate Lock) PCCD provided showing the general seller credit (a part thereof) being applied specifically to certain fees (i.e., loan discounts)

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay the XXXX and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-18): The seller credit of XXXX needs to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117350	XXXX	34425784	200190794-3059	XXXX	Compliance	Compliance	State Compliance	State Defect	(State High Cost) XXXX High-Cost Loan (Points and Fees)	XXXX Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.35177% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total XXXX on a Total Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or .35177%). Compliant High Cost Loan.	Points and Fees on subject loan of 5.35177% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total XXXX on a Total Loan Amount of XXXX vs. an allowable total of XXXX	Reviewer Comment (2025-10-03): XXXXfees under 5%.

Reviewer Comment (2025-10-03): Sent to Compliance.

Seller Comment (2025-10-01): (Rate Lock) PCCD provided showing the general seller credit (a part thereof) being applied specifically to certain fees (i.e., loan discounts)

Reviewer Comment (2025-10-01): To remedy the HOEPA points and fees overage, one of two options are available:
Within 60 days of consummation, provide an itemization for the application of the general seller credit towards the discount points (note it cannot be applied to broker compensation as all broker comp must be included, regardless of who is paying it);
OR
Within 60 days of consummation, provide a corrected PCCD reflecting the general seller credit (or a part thereof) to be applied specifically to certain fees (i.e., loan discounts);
OR
Cure the HOEPA overage through a choice letter to the borrower where they would have the option to either (a) receive a refund for the overage and take the loan out of high-cost; or (b) keep the loan as high-cost (no refund offered) and cure any remaining HOEPA prohibited practice exceptions to make the loan a “compliant” HOEPA loan.

Seller Comment (2025-09-25): (Rate Lock) TRID Grid 4.0 isn't a regulatory requirement and isn't required under 1026.32.  1026.4(c)(5) removes the Seller's Points which are points they are obligated to pay.  As disclosed on the CDs and provided to all parties, the Seller agreed to pay the XXXX and thus became obligated to the payment.  Since the purchase contract is general, once they agreed to pay for certain items, they became obligated.

Reviewer Comment (2025-09-23): XXXX tests loans pursuant to TRID Grid 4.0. Under that review scope, when a general lender/seller credit is provided, we do not make a presumption that credit can offset points and fees for high-cost loans by default. We apply a waterfall approach if there is not an itemization in file that shows towards what fee(s) the general credit was intended to be applied. On this loan, without an itemization of credit, the XXXX general credit is used up applying to non-finance charges that are high cost before even applying to non-high cost finance charges or fees that are included in the high cost test. Please indicate if you require the TRID Grid 4.0 used for review.

Seller Comment (2025-09-18): (Rate Lock) Remaining fee does not need to be itemized at is closed with that amount as a credit. The purchase contract states on page 6 the seller is to cover the XXXX of the applied points and fees and an amount to not exceed XXXX to be applied to other buyer's expenses. This is a valid itemization of the credit per the contract and the loan is not high cost.

Reviewer Comment (2025-09-18): The seller credit of XXXX needs to be itemized in order to apply it to any high cost points and fees. Required is a document from closing that itemizes the full credit.

Seller Comment (2025-09-16): (Rate Lock) Loan closed with seller paying portion of points and fees; points and fees were XXXX which is within tolerance.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No obvious cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117353	XXXX	34271559	200190798-5398	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX XXXX XXXX	Spousal Consent form is missing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 35.62 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-09-10): Comp factors used to downgrade exception. Reviewer Comment (2025-08-25): POA provided showing Ana XXXX XXXX as POA	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117353	XXXX	34271650	200190798-18347	XXXX	Credit	Credit	Miscellaneous	Credit	Asset verification indicated different balance from statements sumbitted		Requesting exception for LTV at 76.344% (max 65% per guides).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 35.62 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-09-02): Client elects to waive with compensating factors. Seller Comment (2025-08-28): (Rate Lock) This was part of the approved exception please review Reviewer Comment (2025-08-25): Per guideline Max LTV on DSCR under 1 is 75%	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117353	XXXX	34271660	200190798-5383	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal Consent Form is missing.				Reviewer Comment (2025-09-02): Cleared. Spousal Consent form not required for LLC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117353	XXXX	34276679	200190798-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception for no documentation of primary housing mortgage payments for XXXX & XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 35.62 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-09-02): Client elects to waive with compensating factors. Seller Comment (2025-08-28): (Rate Lock) This was part of the approved exception please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117353	XXXX	34276701	200190798-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for payment of XXXX, XXXX, XXXX, and XXXX mortgage payments in lump sum on XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 35.62 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-10-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-27): Updating Findings. Reviewer Comment (2025-08-25): Have lump sum payment for 4 months	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117353	XXXX	34276767	200190798-18347	XXXX	Credit	Credit	Miscellaneous	Credit	Asset verification indicated different balance from statements sumbitted		Lender approved exception for DSCR below 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 35.62 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-10-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-08-25): guidelines can use .75	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117353	XXXX	34276782	200190798-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 76.34409% exceeds Guideline loan to value percentage of 75.00000%.	LTV greater than guideline max of 65% for a loan with a DSCR less than 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 35.62 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-09-02): Client elects to waive with compensating factors. Seller Comment (2025-08-28): (Rate Lock) This was part of the approved exception please review Reviewer Comment (2025-08-25): Per guideline Max LTV on DSCR under 1 is 75%	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117353	XXXX	34276783	200190798-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 76.34409% exceeds Guideline combined loan to value percentage of 75.00000%.	LTV greater than guideline max of 65% for a loan with a DSCR less than 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 35.62 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-09-02): Client elects to waive with compensating factors. Seller Comment (2025-08-28): (Rate Lock) This was part of the approved exception please review Reviewer Comment (2025-08-25): Per guideline Max LTV on DSCR under 1 is 75%	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117354	XXXX	34477410	200190804-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception requested to proceed with loan modification that will meet three years seasoning next month, XXXX. (Partial Claim Mortgage given on XXXX for the amount of XXXX.) Guidelines: Mortgage modification waiting period is 3 years from inception. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender exception with compensating factors.	XXXX	Reviewer Comment (2025-09-26): Lender exception with comp factors. Reviewer Comment (2025-09-26): Able to use reserves and residual as comp factors, However borrower in the field 5 years and not on the job 3 years. Seller Comment (2025-09-24): (Rate Lock) CF updated, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117354	XXXX	34477425	200190804-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-09-16): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117355	XXXX	34589181	200190809-4211	XXXX	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Title Preliminary missing in Loan File.				Reviewer Comment (2025-10-01): Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117355	XXXX	34589223	200190809-23933	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title Preliminary Document missing in Loan File.				Reviewer Comment (2025-10-01): provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117356	XXXX	34402724	200190818-4256	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 691 is less than Guideline representative FICO score of 700.	FICO 691 vs Min 700	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. DTI: 32.77884% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors. Seller Comment (2025-09-15): attached	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117356	XXXX	34402750	200190818-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-09-10): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117358	XXXX	34589344	200190828-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	HOA does not have a master flood policy and subject unit belongs in a 4 unit building that is row/town style. Subject unit only has individual unit insurance for XXXX, the max amount for an individual unit that can be obtained through XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-06): Master flood required for the complex. Reviewer Comment (2025-10-01): Master Flood not needed Seller Comment (2025-09-30): (Rate Lock) Please advise what is needed. There is no Master Flood insurance.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117358	XXXX	34589404	200190828-32065	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report does not reflect an ALTA Loan Policy amount. Final Title Policy was not provided to verify sufficient title coverage was obtained.				Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117358	XXXX	34589477	200190828-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Only Final CD and Post Close CD provided				Reviewer Comment (2025-10-01): XXXX received initial CD dated XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117358	XXXX	34589479	200190828-6582	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-09-29): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117358	XXXX	34589480	200190828-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Appraisal Desk Review Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-09-29): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117358	XXXX	34589481	200190828-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Verification Of Employment Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-09-29): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117358	XXXX	34589482	200190828-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Flood Certification Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-09-29): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117362	XXXX	34488707	200190845-22932	XXXX	Credit	Guideline	Guideline Issue	Guideline	XXXX residual income requirement not met.		Residual income requirements not met per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117362	XXXX	34488768	200190845-4436	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.				Reviewer Comment (2025-09-23): Client accepts EV2 and Waives. Seller Comment (2025-09-22): (Rate Lock) Lender accepts Ev2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117362	XXXX	34488769	200190845-34967	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)	No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.				Reviewer Comment (2025-09-23): Client accepts EV2 and Waives. Seller Comment (2025-09-22): (Rate Lock) Lender accepts Ev2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117363	XXXX	34259948	200190846-31588	XXXX	Credit	HXXXXard Insurance	Insufficient Coverage	HXXXXard Insurance	The HXXXXard Insurance Policy Effective Date is after closing.	HXXXXard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	HXXXXard insurance policy effective date is after note date. Provide valid hXXXXard insurance document.				Reviewer Comment (2025-08-26): Cleared. Seller Comment (2025-08-22): (Rate Lock) HOI effective same day as disbursement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117365	XXXX	34298762	200190849-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV of 75% exceeds max of 70% due to a 5% LTV reduction for a vacant property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV of 75% exceeds max of 70% due to a 5% LTV reduction for a vacant property.	XXXX	Reviewer Comment (2025-10-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-08-26): LTV of 75% exceeds max of 70% due to a 5% LTV reduction for a vacant property.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117365	XXXX	34298763	200190849-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 75% exceeds max of 70% due to a 5% LTV reduction for a vacant property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV of 75% exceeds max of 70% due to a 5% LTV reduction for a vacant property.	XXXX	Reviewer Comment (2025-10-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-08-26): LTV of 75% exceeds max of 70% due to a 5% LTV reduction for a vacant property.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117367	XXXX	34733145	200190857-4256	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 671 is less than Guideline representative FICO score of 680.	Credit score does not meet Guidelines requirements for 75% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors. The DSCR of 1.1 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2025-10-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117368	XXXX	34686406	200190860-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.83 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-09): Lender Exception with Compensating Factors	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117369	XXXX	34305521	200190872-30168	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2025-09-02): XXXX received updated initial CD with complete information. Seller Comment (2025-08-29): (Rate Lock) APR decreased, this does not warrant re-opening recission	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117369	XXXX	34305522	200190872-34957	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-09-04): XXXX received COC dated XXXX

Seller Comment (2025-09-03): (Rate Lock) CIC specifically states: "Change in Discount Dollars
Lender credit
loan program
Income
DTI
APR"
Changes from program and income have changed pricing

Reviewer Comment (2025-09-02): XXXX received Lender exception document. but it does not give sufficient information on what impacts and why the lender credit was decreased. In order to determine if the changed circumstance is valid more information is necessary on reason for the pricing changed to decrease the lender credit and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-08-29): (Rate Lock) CIC provided
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117369	XXXX	34310289	200190872-5366	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.95374% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds 43% on a loan with an LTV of 90%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 10.33 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 18.58% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: 700 Representative FICO: 763	XXXX	Reviewer Comment (2025-09-03): Client elects to waive with compensating factors. Seller Comment (2025-08-29): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117369	XXXX	34310338	200190872-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to DTI exceeding 43%.				Reviewer Comment (2025-09-03): Client elects to waive with compensating factors. Seller Comment (2025-08-29): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117369	XXXX	34310339	200190872-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds 43% on a loan with an LTV of 90%.				Reviewer Comment (2025-09-03): Lender exception with compensating factors, system cleared. Seller Comment (2025-08-29): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117369	XXXX	34310340	200190872-25034	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.95374% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds 43% on a loan with an LTV of 90%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 10.33 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 18.58% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: 700 Representative FICO: 763	XXXX	Reviewer Comment (2025-09-03): Client elects to waive with compensating factors. Seller Comment (2025-08-29): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117369	XXXX	34313104	200190872-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Reviewer Comment (2025-09-18): XXXX received full copy of XXXX CD with borrower signed same date reflected on page 4.

Seller Comment (2025-09-18): (Rate Lock) This file does support a TRID compliant disclosure. The ICD was sent XXXX and no other CDs were sent. Borrower clearly signed and dated this CD (proof per the wet signed CD provided) and then later went and viewed. The CD provided is signed by the borrower and nothing more should be asked from them as it is clear when they received and wet signed the CD.

Reviewer Comment (2025-09-16): Provided disclosure summary indicates the XXXX CD wasn't received until XXXX. the signature being discussed is on an incomplete CD and not on the signature page.  The complete CD in the loan file does not support timely disclosure.

Seller Comment (2025-09-12): (Rate Lock) This is not valid. CD issues XXXX and the borrower clearly signed and dated XXXX, making the ESD XXXX, which docs were signed. This file is compliant with TRID

Reviewer Comment (2025-09-11): Exception remains open due to initial CD issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

Seller Comment (2025-09-11): (Rate Lock) This is incorrect, borrower signed page 4 and this is acceptable to prove they acknowledged it XXXX.

Reviewer Comment (2025-09-11): XXXX received CD however on page 5 borrower signature is blank. Kindly provide evidence that the borrower received initial CD dated XXXX three days prior to closing date in order to clear the exception.

Reviewer Comment (2025-09-10): XXXX received all pages of CD dated 0XXXX but the page #5 does not shows the receipt of CD to borrower on 0XXXX as per disclosures summary XXXX the receipt of CD to borrower is 0XXXX  which is not prior to 3 business days from the date of consummation. Please provide evidence of earliest receipt of CD to the borrower.

Seller Comment (2025-09-08): (Rate Lock) ICD issued XXXX and viewed XXXX making the ESD XXXX. That is 3 business days and sufficient per TRID.

Reviewer Comment (2025-09-05): Initial CD Issued dated XXXX less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

Seller Comment (2025-09-05): (Rate Lock) ICD with all 5 pages provided

Reviewer Comment (2025-09-04): XXXX received CD dated XXXX is incomplete as it has only 4 pages of CD. Please provide all the 5 pages of signed CD dated XXXX to re-evaluate the exception.

Seller Comment (2025-09-03): (Rate Lock) Signed CD from XXXX making ESD XXXX and docs compliant

Reviewer Comment (2025-09-02): XXXX received updated CD without receipt and provided disclosure tracking details XXXX shows that the initial CD received on XXXX. therefore, the receipt date is 0XXXX. Consummation date is 0XXXX. 0XXXX is day 1, 0XXXX is day 2. Please provide documentation if the CD was received 0XXXX (day 3) or earlier for review.

Seller Comment (2025-08-29): (Rate Lock) CD viewed XXXX making ESD XXXX
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117370	XXXX	34475257	200190873-5380	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement not provided.				Reviewer Comment (2025-09-23): OA Provided Seller Comment (2025-09-19): (Rate Lock) Please see uploaded Operating Agreement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117370	XXXX	34475408	200190873-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the borrower's background report shows several violations for property maintenance and residential rental property registration from XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	The DSCR of 1.38 is greater than the minimum required DSCR of 1.0. Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience. Currently has held XXXX Properties.	XXXX	Reviewer Comment (2025-09-23): Lender exception with comp factors Seller Comment (2025-09-19): (Rate Lock) Please see uploaded exception approval form.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117373	XXXX	34391904	200190891-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 85% exceeds guideline max of 80% for a non-arms length transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 24mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.07 Guideline Requirement: 6.00 DTI: 12.52619% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 680 Representative FICO: 726	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors. Seller Comment (2025-09-15): (Rate Lock) Exception was approved for this	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117373	XXXX	34391906	200190891-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 85% exceeds guideline max of 80% for a non-arms length transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 24mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.07 Guideline Requirement: 6.00 DTI: 12.52619% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 680 Representative FICO: 726	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors. Seller Comment (2025-09-15): (Rate Lock) Exception was approved for this	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117374	XXXX	34396656	200190892-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's Own Funds Percent: 5.73% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: 660 Representative FICO: 809	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors. Seller Comment (2025-09-15): (Rate Lock) Exception was approved for this Reviewer Comment (2025-09-10): Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117375	XXXX	34367213	200190895-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Minimum DSCR required as per guidelines is 1.00, however calculated DSCR is 0.89. Monthly reserves are more than 4 months.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has owned the subject property for at least 5 years. Reserves: 94.29 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 716	XXXX	Reviewer Comment (2025-09-08): Minimum DSCR required as per guidelines is 1.00, however calculated DSCR is 0.89. Monthly reserves are more than 4 months.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117376	XXXX	34635165	200190899-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception: Approved Lender Exception requesting to use income from two businesses.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-10): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-08): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-10-03): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117376	XXXX	34635246	200190899-34957	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	COC added				Reviewer Comment (2025-10-13): XXXX received a valid COC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117376	XXXX	34635247	200190899-7037	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.					Reviewer Comment (2025-10-21): Per review of the Deed on the County Recorders website for the prior transaction (and backed by appraisal of current loan), the prior lien was construction only. Subject property is new construction, subject lien is permanent financing, and prior lien was construction only. Therefore, rescission does not apply. RTC exception has been cleared. Seller Comment (2025-10-17): (Rate Lock) This is a construction to permanent residence	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117376	XXXX	34635249	200190899-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-10-13): XXXX received initial CD.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117376	XXXX	34709921	200190899-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. XXXX	XXXX received COC dated XXXX however the reason mentioned doesn't state why the Appraisal Re-inspection fee were increased on CD dated XXXX for $XXXX. Kindly provide a valid COC for the fee increased or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.				Reviewer Comment (2025-10-20): XXXX received a valid COC.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117378	XXXX	34686523	200190906-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated DSCR of 0.89 does not meet the guidelines requirement of 1.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2025-10-10): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117380	XXXX	34411647	200190913-34181	XXXX	Compliance	Note	General	Note	Prepayment Penalty Discrepancy	Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.					Reviewer Comment (2025-09-17): Cleared addendum provided. Seller Comment (2025-09-16): (Rate Lock) addendum provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117380	XXXX	34411650	200190913-929	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX		Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Reserves: 86.31 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 79.40% Borrower's Own Funds Amount: $XXXX DTI: 2.79666% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 799	XXXX	Reviewer Comment (2025-09-18): Cleared appraisal provided. Seller Comment (2025-09-18): (Rate Lock) new appraisal is as is , was due to no smoke detector, please cleatr Reviewer Comment (2025-09-11): Reserves: 86.31 Guideline Requirement: 6.00 Reviewer Comment (2025-09-11): due to no smoke detectors, new appraisal shows as is Reviewer Comment (2025-09-11): New Appraisal is as is , was due to no smoke detactors	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117381	XXXX	34371417	200190914-35955	XXXX	Compliance	Compliance	Federal Compliance	RESPA	Missing Final HUD-1 RESPA Investment Occupancy No Business Purpose Cert (Not subject to APL)	RESPA: Missing Final HUD-1 Title Co. Closing Statement used to source fees. Investment occupancy witrh no business purpose cert in file. Loan is not subject to APL tests in scope requiring points and fees.					Reviewer Comment (2025-09-12): Cleared. Seller Comment (2025-09-10): Please see attached	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117381	XXXX	34372434	200190914-35107	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Reviewer Comment (2025-09-12): Cleared. Seller Comment (2025-09-10): See attached appraisal disclosure and proof of delivery	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117381	XXXX	34429552	200190914-35955	XXXX	Compliance	Compliance	Federal Compliance	RESPA	Missing Final HUD-1 RESPA Investment Occupancy No Business Purpose Cert (Not subject to APL)	RESPA: Missing Final HUD-1 Title Co. Closing Statement used to source fees. Investment occupancy witrh no business purpose cert in file. Loan is not subject to APL tests in scope requiring points and fees.					Reviewer Comment (2025-09-12): Cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117382	XXXX	34635447	200190917-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-10-15): Client accept EV2 and elects to waive. Seller Comment (2025-10-11): (Rate Lock) lender accepts	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117382	XXXX	34635452	200190917-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.				Reviewer Comment (2025-10-13): XXXX received initial CD dated 0XXXX. Seller Comment (2025-10-11): (Rate Lock) icd sent XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117382	XXXX	34635453	200190917-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient cure is required.				Reviewer Comment (2025-10-03): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117382	XXXX	34637547	200190917-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for 1x30x12. Borrower had a late payment in XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-10): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-03): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117384	XXXX	34580909	200190923-3677	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Missing XXXX business bank statement.				Reviewer Comment (2025-10-27): XXXX business bank statement Provided Reviewer Comment (2025-10-27): Update findings. Reviewer Comment (2025-10-01): XXXX business bank statement Provided Seller Comment (2025-09-30): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117384	XXXX	34580910	200190923-4944	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX/Bank Statements)	Missing XXXX business bank statement.				Reviewer Comment (2025-10-27): XXXX business bank statement Provided Reviewer Comment (2025-10-27): Update findings. Reviewer Comment (2025-10-01): XXXX business bank statement Provided Seller Comment (2025-09-30): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117384	XXXX	34580912	200190923-4204	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing XXXX business bank statement.				Reviewer Comment (2025-10-27): XXXX business bank statement Provided	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117384	XXXX	34581454	200190923-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing XXXX business bank statement.				Reviewer Comment (2025-10-27): XXXX business bank statement Provided Reviewer Comment (2025-10-27): Update findings. Reviewer Comment (2025-10-01): XXXX business bank statement Provided Seller Comment (2025-09-30): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117384	XXXX	34581483	200190923-33058	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing XXXX business bank statement.				Reviewer Comment (2025-10-27): XXXX business bank statement Provided Reviewer Comment (2025-10-27): Update findings. Reviewer Comment (2025-10-01): XXXX business bank statement Provided Seller Comment (2025-09-30): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117384	XXXX	34581496	200190923-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing XXXX business bank statement.				Reviewer Comment (2025-10-27): XXXX business bank statement Provided Reviewer Comment (2025-10-27): Update findings. Reviewer Comment (2025-10-01): XXXX business bank statement Provided Seller Comment (2025-09-30): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117385	XXXX	34576035	200190925-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception Request to proceed with DSCR Ratio of .0983 with LTV 72.321 and C/O	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 51.99 Guideline Requirement: 6.00	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please waive ev2 Reviewer Comment (2025-09-29): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117386	XXXX	34431658	200190936-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to proceed with non- warrantable Condotel.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has worked in same industry more than 5 years. Borrower has worked in same job more than 3 years. FICO higher than 740, AND at least 20 points higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-16): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117386	XXXX	34431672	200190936-5366	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.46579% exceeds Guideline total debt ratio of 50.00000%.	Calculated investor qualifying total debt ratio of 51.46579% exceeds Guideline total debt ratio of 50.00000%. Higher P&I and HOA used in the calculation per documentation in file.				Reviewer Comment (2025-09-26): Payoff provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117387	XXXX	34495159	200190938-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 26.05 Guideline Requirement: 6.00 Loan to Value: 53.52113% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 760	XXXX	Reviewer Comment (2025-09-18): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117388	XXXX	34727630	200190945-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-10-14): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117388	XXXX	34727631	200190945-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-10-14): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117389	XXXX	34360234	200190951-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.82 is less than Guideline PITIA months reserves of 9.00.	Reviewer Comment (2025-09-16): Cleared updated cash from borrower.

Seller Comment (2025-09-12): (Rate Lock) N/A - POC item $XXXX was not included in the calculation of cash from borrower. See section C on page 1 of the final HUD where it states that, " items marked '(p.o.c.)' were paid outside the closing; they are shown here for informational purposes and are not included in the totals.' When I add up the Settlement charges to borrower as outlined under Section L on page 2, it adds up to the $XXXX not included in the total. This charge was not included in cash from borrower calculations on the final settlement statement. Please remove this condition as it does not apply.

Reviewer Comment (2025-09-11): FSS reflects a POC in the amount of $XXXX for XXXX that was included in the calculation of the cash from borrower. Required documentation reflecting that the MI was paid by the borrower.

Seller Comment (2025-09-08): (Rate Lock) Please see attached final settlement statement and bank account statements. XXXX XXXX has a balance of $XXXX and XXXX XXXX has a balance of $XXXX in available liquid. The cash due from the borrower at closing was $XXXX available liquid after closing. Monthly PITIA is XXXX x9 (required months of reserves) = $XXXX
$XXXX available liquid after closing - XXXX needed for 9 months' PITIA = $XXXX in excess liquid for the transaction. There is a surplus of funds in the amount of $XXXX
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117390	XXXX	34447033	200190956-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXe XXXX, XXXXXXXX Statement	Provide mortgage statement or supporting document to verify PITIA of property XXXXe XXXX.				Reviewer Comment (2025-09-18): Closing Disclosure for property XXXXe XXXX, received and associated. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117390	XXXX	34447707	200190956-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Provide mortgage statement or supporting document to verify PITIA of property XXXXe XXXX.				Reviewer Comment (2025-09-18): Closing Disclosure for property XXXXe XXXX, received and associated. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117391	XXXX	34430771	200190958-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for newly built non-warrantable condo. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-09-26): Lender Exception with Compensating Factors. Reviewer Comment (2025-09-26): Please provide additional compelling compensating factors Seller Comment (2025-09-24): (Rate Lock) exception corrected with the correct FICO score please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117392	XXXX	34498888	200190961-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX XXXXXXXX Insurance Verification	Provide hXXXXard insurance document for REO property XXXX.				Reviewer Comment (2025-09-30): Provided Reviewer Comment (2025-09-26): Provide hXXXXard insurance document for REO property XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117392	XXXX	34512876	200190961-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		HXXXXard insurance policy missing for XXXX.				Reviewer Comment (2025-09-30): provided Reviewer Comment (2025-09-26): HXXXXard insurance policy missing for XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117393	XXXX	34317759	200190967-27835	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2025-09-12): Cleared. Seller Comment (2025-09-10): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117393	XXXX	34330960	200190967-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.99993% exceeds Guideline loan to value percentage of 75.00000%.	reduce LTV 5% for declining market	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 46.71 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 776	XXXX	Reviewer Comment (2025-09-05): x Reviewer Comment (2025-09-05): Client elects to waive with compensating factors. Seller Comment (2025-09-04): (Rate Lock) Provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117393	XXXX	34330961	200190967-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 79.99993% exceeds Guideline combined loan to value percentage of 75.00000%.	reduce LTV 5% for declining market	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 46.71 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 776	XXXX	Reviewer Comment (2025-09-05): Client elects to waive with compensating factors. Seller Comment (2025-09-04): (Rate Lock) Provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117394	XXXX	34371410	200190968-6543	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Valid change of circumstance or sufficient cure is missing.				Reviewer Comment (2025-09-29): XXXX Received Corrected PCCD, LOE and Final Settlement statement. Reviewer Comment (2025-09-25): XXXX received Post CD and LOX by reducing recording fee. However, we would also require Final Alta statement in order to verify the fee.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117394	XXXX	34371411	200190968-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Valid change of circumstance or sufficient cure is missing.				Reviewer Comment (2025-09-25): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117395	XXXX	34703779	200190972-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-10-10): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117397	XXXX	34499241	200190976-31591	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	HOA Questionnaire Document missing in Loan File.				Reviewer Comment (2025-09-26): No project review required on Detached Condo Seller Comment (2025-09-24): (Rate Lock) This is a detached condo, review is not required, please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117397	XXXX	34499301	200190976-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.77 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Provide Lender exception Approval for DSCR calculation, Guidelines DSCR is 1 and calculated is less than 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 71.45 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 69.67% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: 660 Representative FICO: 772	XXXX	Reviewer Comment (2025-09-26): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-24): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-22): Borrower Exception Requested: (1) Guidelines stating DSCR Ratio to be &gt;1 Asking to proceed with ratio of .757 (2) Guidelines state no agricultural. Asking to proceed with zoning as Agricultural/Improved Residential Condominium (detached)	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117397	XXXX	34499820	200190976-5381	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (2025-09-30): provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117398	XXXX	34592014	200190978-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Joint asset on personal bank statements used for income qualification not on the loan. with compensating factor of borrower has worked in same job more than 3 years and borrower has worked in same industry more than 5 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-03): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-01): (Rate Lock) exception already approved please clear	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117398	XXXX	34592264	200190978-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approving first time homeowner and purchasing investment property. Only primary and second home allowed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-03): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-01): (Rate Lock) Please waive Reviewer Comment (2025-09-30): lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117400	XXXX	34393709	200190982-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-09-15): Client elects to waive. Seller Comment (2025-09-15): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117400	XXXX	34393710	200190982-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2025-09-15): Client elects to waive. Seller Comment (2025-09-15): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117400	XXXX	34393711	200190982-34962	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)					Reviewer Comment (2025-09-15): Client elects to waive. Seller Comment (2025-09-15): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117401	XXXX	34499740	200190983-5381	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer Identification Number (EIN) is missing.				Reviewer Comment (2025-09-29): Evidence provided. Seller Comment (2025-09-25): (Rate Lock) EIN provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117401	XXXX	34499788	200190983-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR score 0.84	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has owned the subject property for at least 5 years. Reserves: 115.56 Guideline Requirement: 6.00 Combined Loan to Value: 53.97946% Guideline Maximum Combined Loan to Value: 75.00000% Loan to Value: 53.97946% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 748	XXXX	Reviewer Comment (2025-09-29): Lender Exception with Comp Factors. Seller Comment (2025-09-25): (Rate Lock) exception already approved Reviewer Comment (2025-09-23): Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00. Exception Information: DSCR score 0.84	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117402	XXXX	34479436	200190985-30930	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (2025-09-23): Client accepts EV2 and Waives. Seller Comment (2025-09-22): (Rate Lock) Lender accepts Ev2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117402	XXXX	34481554	200190985-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow ADU rental income in the DSCR ratio.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Monthly reserves is verified AND at least 4 months more than guideline minimum. FICO higher than 740, AND at least 20 points higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117402	XXXX	34487425	200190985-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow non appraiser photos to satisfy appraisal missing pictures of outbuildings.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Monthly reserves is verified AND at least 4 months more than guideline minimum. FICO higher than 740, AND at least 20 points higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-23): Client accepts EV2 and Waives. Seller Comment (2025-09-22): (Rate Lock) Lender accepts Ev2 Reviewer Comment (2025-09-17): error. Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117402	XXXX	34487451	200190985-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow non appraiser photos to satisfy appraisal missing pictures of outbuildings.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Monthly reserves is verified AND at least 4 months more than guideline minimum. FICO higher than 740, AND at least 20 points higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117403	XXXX	34731747	200190988-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR below1.0.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-22): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-22): (Rate Lock) exception provided Reviewer Comment (2025-10-15): Please provide additional Compensating Factors to support multiple Exception requests.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117403	XXXX	34731780	200190988-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Excessive Cost to Cure. $XXXX cost to cure to change garage back to garage and add driveway.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-22): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-22): (Rate Lock) exception provided Reviewer Comment (2025-10-15): Please provide additional Compensating Factors to support multiple Exception requests.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117403	XXXX	34731803	200190988-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Model home leaseback for up to a year, ineligible.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-22): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-22): (Rate Lock) exception provided Reviewer Comment (2025-10-15): Please provide additional Compensating Factors to support multiple Exception requests.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117404	XXXX	34501790	200190989-4436	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation				Reviewer Comment (2025-09-24): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-22): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117405	XXXX	34587802	200190993-4436	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No evidence of appraisal being sent to borrower 3 days prior to closing.				Reviewer Comment (2025-10-03): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-01): (Rate Lock) Please clear EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117405	XXXX	34590080	200190993-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower and co-borrower being on a XXXX team and being paid separate 1099's for XXXX. Request to combine 1099 and YTD earnings to determine YTD variance.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-03): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-01): (Rate Lock) Please clear EV2 Reviewer Comment (2025-09-30): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117405	XXXX	34590104	200190993-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for combined YTD earnings reflecting a 10.74% decline in comparison to combined XXXX earnings.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-03): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-01): (Rate Lock) Please clear EV2 Reviewer Comment (2025-09-30): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117407	XXXX	34694420	200190997-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	The earliest CD provided was issued XXXX and closing was XXXX. Disclosure Summary shows a XXXX CD, however it is missing from the loan file.				Reviewer Comment (2025-10-13): XXXX received XXXX Initial CD, 3 business days prior to the consummation. Seller Comment (2025-10-11): (Rate Lock) icd provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117408	XXXX	34728715	200190998-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-10-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-22): (Rate Lock) EV2 please accept and waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117409	XXXX	34576049	200208005-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception: Approved Lender Exception - Borrower is unable to source all large XXXX large deposits. There have been numerous XXXX deposits for all 12 months and a random sample of deposit that have been sourced, Compensating Factor - Housing Payment History 0x30x24, Borrower has worked in same job more than 3 years, Borrower has worked in same industries more than 5 years, Borrower has verified residual income (deposable income) of at least $XXXX per month, monthly reserves are verified and at least 4 months more than guideline minimum.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Reserves: 101.81 Guideline Requirement: 6.00 DTI: 43.68005% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) please waive Reviewer Comment (2025-09-29): Lender exception.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117409	XXXX	34576055	200208005-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception: Approved Lender Exception - -83% Downward trend in deposits due to a $XXXX wire that came to the wrong account in XXXX, Compensating Factor - Housing Payment History 0x30x24, Borrower has worked in same job more than 3 years, Borrower has worked in same industries more than 5 years, Borrower has verified residual income (deposable income) of at least XXXX per month, monthly reserves are verified and at least 4 months more than guideline minimum.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Reserves: 101.81 Guideline Requirement: 6.00 DTI: 43.68005% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) please waive Reviewer Comment (2025-09-29): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117410	XXXX	34699113	200208009-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested on using subject rental income supported by 1007, subject is vacant due to recent remodel.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117410	XXXX	34699130	200208009-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested on Cash-out seasoning not met as borrower is not majority owner of vested LLC. Borrower owns 50% of LLC. Non-Borrowing Spouse owns other 50%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117411	XXXX	34363989	200208010-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	The loan file fails to meet the ECOA Valuations Rule under 12 CFR 1002.14(a)(1). The creditor did not provide the applicant with a copy of each valuation at least three business days prior to consummation. Additionally, the valuation received date is either missing or later than the required NoteLess3 date (XXXX), which violates the regulation. Although the borrower signed a document at closing acknowledging receipt, the timing does not comply with the required disclosure period.				Reviewer Comment (2025-09-11): cleared. Seller Comment (2025-09-09): See attached appraisal delivery confirmations	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117411	XXXX	34363990	200208010-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The loan file fails to meet the ECOA Valuations Rule under 12 CFR 1002.14(a)(1). The creditor did not provide the applicant with a copy of each valuation at least three business days prior to consummation. Additionally, the valuation received date is either missing or later than the required NoteLess3 date (XXXX), which violates the regulation. Although the borrower signed a document at closing acknowledging receipt, the timing does not comply with the required disclosure period.				Reviewer Comment (2025-09-11): Cleared. Seller Comment (2025-09-09): See trailing docs	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117411	XXXX	34363991	200208010-34962	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	The loan file fails to meet the ECOA Valuations Rule under 12 CFR 1002.14(a)(1). The creditor did not provide the applicant with a copy of each valuation at least three business days prior to consummation. Additionally, the valuation received date is either missing or later than the required NoteLess3 date (XXXX), which violates the regulation. Although the borrower signed a document at closing acknowledging receipt, the timing does not comply with the required disclosure period.				Reviewer Comment (2025-09-11): Cleared. Seller Comment (2025-09-09): See trailing docs	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117412	XXXX	34402772	200208012-3677	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation discrepancy due to third party verification missing from file.				Reviewer Comment (2025-09-15): Cleared. Seller Comment (2025-09-12): (Rate Lock) VOE provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117412	XXXX	34402773	200208012-4944	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX/Bank Statements)	Third party verification missing from file.				Reviewer Comment (2025-09-15): Cleared. Seller Comment (2025-09-12): (Rate Lock) VOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117412	XXXX	34402775	200208012-4204	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Third party verification missing from file.				Reviewer Comment (2025-09-15): Cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117412	XXXX	34413248	200208012-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for first-time homebuyer at 90% LTV.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 19.02% Borrower's Own Funds Amount: $XXXX DTI: 39.12453% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (2025-09-15): Client elects to waive with compensating factors. Reviewer Comment (2025-09-11): residual income $XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117412	XXXX	34416336	200208012-5404	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing Third Party Verification				Reviewer Comment (2025-09-15): Cleared. Seller Comment (2025-09-12): (Rate Lock) VOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117412	XXXX	34416386	200208012-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Third Party Verification				Reviewer Comment (2025-09-15): Cleared. Seller Comment (2025-09-12): (Rate Lock) VOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117415	XXXX	34479397	200208015-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception 3 private mortgage being paid off at closing and unable to document payment history since used cash/money orders to make payments per broker.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 15.76 Guideline Requirement: 6.00 The DSCR of 1.12 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117416	XXXX	34528313	200208018-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-29): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117416	XXXX	34528315	200208018-34962	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)					Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-29): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117416	XXXX	34528689	200208018-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender approved exception to exceed maximum LTV of 75%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 24mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 14.54% Borrower's Own Funds Amount: $XXXX DTI: 37.04553% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-29): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-24): Borrower Exception Requested: XXXX requesting exception to exceed max LTV of 75% @ 77.053. XXXX requesting exception to exceed max LTV of 75% @ 80.00%. Borrower currently renting from seller for 3 months. Guidelines require 24 months rent history between buyer and seller which we won't have. Max 3 months.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117416	XXXX	34533517	200208018-4436	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-29): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117416	XXXX	34533645	200208018-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.		Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 24mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 14.54% Borrower's Own Funds Amount: $XXXX DTI: 37.04553% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-29): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-24): Borrower Exception Requested: XXXX requesting exception to exceed max LTV of 75% @ 77.053. XXXX requesting exception to exceed max LTV of 75% @ 80.00%. Borrower currently renting from seller for 3 months. Guidelines require 24 months rent history between buyer and seller which we won't have. Max 3 months.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117416	XXXX	34593454	200208018-27765	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower. XXXX					Reviewer Comment (2025-09-29): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117417	XXXX	34394871	200208019-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for FTHB and First time investor - DSCR score above 1%. 0x30 rental history for 36 months. 10 months reserves. with compensating factors FICO is higher than 740 and Monthly reserves are verified and at least 4 months more than guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 12.39 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 29.54% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: 660 Representative FICO: 805	XXXX	Reviewer Comment (2025-09-15): Client elects to waive. Seller Comment (2025-09-11): (Rate Lock) Lender accepts EV2 please waive Reviewer Comment (2025-09-10): FTHB and First Time Investor-DSCR scrore above 1%. 0x30 rental history for 36 months. 10 months reserves	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117418	XXXX	34401983	200208020-4062	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing				Reviewer Comment (2025-09-16): OA provided. Seller Comment (2025-09-12): Borrower is the sole member of this LLC, a corporate resolution is not required. Providing copy of Operating Agreement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117419	XXXX	34394066	200208021-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Approved Lender Exception: Allow P&L without bank statements to support (XXXX property).	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 1yr P&L w/o Bank Statements Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 31.05% Borrower's Own Funds Amount: $XXXX Combined Loan to Value: 46.15385% Guideline Maximum Combined Loan to Value: 65.00000% Loan to Value: 46.15385% Guideline Maximum Loan to Value: 65.00000% DTI: 39.43779% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 772	XXXX	Reviewer Comment (2025-09-15): Client elects to waive with compensating factors. Seller Comment (2025-09-11): Missing bank statements Reviewer Comment (2025-09-09): Waive requirement for 3 months bank statements to support P&L Statement on P&L Only 1 year. Please refer to docs emailed including LOE on why borrower is located in XXXX and tax preparer is located in XXXX.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117419	XXXX	34394136	200208021-27657	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Account Statements for Checking account ending withXXXX missing in Loan file.				Reviewer Comment (2025-09-15): Cleared. Seller Comment (2025-09-11): Missing bank statements	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117419	XXXX	34394170	200208021-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX.				Reviewer Comment (2025-09-09): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117421	XXXX	34661489	200208023-4436	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)				Reviewer Comment (2025-10-15): Client accepts EV2 and elects to waive. Seller Comment (2025-10-11): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117423	XXXX	34588737	200208026-5383	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal Consent document Missing in this Loan File				Reviewer Comment (2025-10-10): Guidelines do not require Spousal Consent.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117423	XXXX	34588740	200208026-5398	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX XXXX	Spousal Consent document Missing in this Loan File				Reviewer Comment (2025-10-10): Guidelines do not require Spousal Consent.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117424	XXXX	34429318	200208029-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Known Defect : The Guarantor has been vested in the property alongside XXXX XXXX the in -place tenant , since may XXXX and the property was transferred to our guarantor completely in XXXX since XXXX XXXX was listed as on owner on title at the time of inspection the appraisal reflects owner occupied Additionally the tenant pays monthly rent in cash and we collected receipts from the guarantor	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (2025-09-15): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117426	XXXX	34425917	200208037-21723	XXXX	Credit	Credit	Transaction Error	Credit	Transaction Error: Total Cash-out on a purchase transaction.	Borrower is receiving total cash-out of XXXX on a purchase transaction.	Reviewer Comment (2025-10-21): Received the lock and cleared refund check.

Seller Comment (2025-10-21): (Rate Lock) Docs provided

Reviewer Comment (2025-10-03): Please provide corresponding ALTA statement, LOE, and evidence changes were sent to the borrower.

Seller Comment (2025-10-01): (Rate Lock) PCCD provided showing no cash back

Reviewer Comment (2025-09-29): Funds are not liquid and were not from the borrower, but a gift of equity, not borrower funds. Provide evidence the borrower contributed sufficient funds to received XXXX cash back.

Seller Comment (2025-09-25): (Rate Lock) They are receiving their cash they put towards the original transaction, not actual funds. Please re-review the CD as it shows borrower original funds paid for the transaction

Reviewer Comment (2025-09-24): Borrower is receiving total cash-out of XXXX on a purchase transaction.

Seller Comment (2025-09-22): (Rate Lock) CD reflects 'Funds paid to seller outside of escrow of $XXXX' therefore borrower is not getting actual cash back, but part of their funds initially paid to escrow for the transaction
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117426	XXXX	34425934	200208037-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.62 is less than Guideline PITIA months reserves of 6.00.	Assets are insufficient to satisfy reserve requirement. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (2025-09-29): Lender Exception with Compensating Factors provided. Seller Comment (2025-09-29): (Rate Lock) approved exception with CFS provided Seller Comment (2025-09-25): (Rate Lock) Exception with CFs provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117426	XXXX	34425951	200208037-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to the assets are insufficient to satisfy reserve requirement. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.				Reviewer Comment (2025-09-29): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-09-29): (Rate Lock) approved exception with CFS provided Seller Comment (2025-09-25): (Rate Lock) Exception with CFs provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117426	XXXX	34425952	200208037-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Assets are insufficient to satisfy reserve requirement. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.				Reviewer Comment (2025-09-29): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-09-29): (Rate Lock) approved exception with CFS provided Seller Comment (2025-09-25): (Rate Lock) Exception with CFs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117427	XXXX	34495093	200208040-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.96 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated DSCR of 0.96 does not meet the guidelines requirement of 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 765 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (2025-09-18): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117428	XXXX	34545960	200208041-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX St, XXXXXXXX Statement	Statement for Address: XXXX St, XXXXXXXX is not provided.				Reviewer Comment (2025-10-20): Supporting email provided. Reviewer Comment (2025-10-08): Provide evidence the loan on the Settlement Statement is the loan (#XXXX) mentioned in the email. Unable to tie two items together. Reviewer Comment (2025-10-01): Statement for Address: XXXX St, XXXXXXXX is not provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117428	XXXX	34546016	200208041-4256	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 647 is less than Guideline representative FICO score of 660.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Reserves: 45.53 Guideline Requirement: 6.00 DTI: 39.43521% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-29): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-26): Monthly reserves is verified AND at least 4 months more than guideline minimum; Housing payment history is 0x30x24 or better; Borrower has worked in same job more than 3 years; Borrower has worked in same industry more than 5 years	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117428	XXXX	34547766	200208041-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-09-25): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117429	XXXX	34360551	200208042-5802	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		Lease agreement is not provided in file, Property is Vacant				Reviewer Comment (2025-09-12): Cleared. Seller Comment (2025-09-10): (Rate Lock) Please use the 1007 from the appraisal. Per appraiser the property was vacant, the second floor was recently finished/completed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117429	XXXX	34365845	200208042-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR less than 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 720	XXXX	Reviewer Comment (2025-09-05): Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117430	XXXX	34576869	200208049-31588	XXXX	Credit	HXXXXard Insurance	Insufficient Coverage	HXXXXard Insurance	The HXXXXard Insurance Policy Effective Date is after closing.	HXXXXard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	Provide HXXXXard Insurance document active at that time of closing date. Provided one is Future da				Reviewer Comment (2025-10-01): Disbursement Date: XXXX Seller Comment (2025-09-30): (Rate Lock) Please see uploaded final settlement statement and disbursement ledger. Closing and funding occurred on XXXXhich is the same date as the insurance policy effective date (XXXX).	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117430	XXXX	34579837	200208049-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the loan being paid off at closing being part of a wrap around mortgage in which the property is titled to the guarantor but he payoff, VOM, and extensions remain under the original seller..	Seasoned Borrower/Investor whose experience exceeds XXXX projects.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-08): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-01): Lender exception Seller Comment (2025-09-30): (Rate Lock) Please see uploaded exception approval form.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117431	XXXX	34624499	200208053-22638	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX HPML Threshold Test Non-Compliant	XXXX Higher-Priced Mortgage Loan: APR on subject loan of 8.46563% or Final Disclosure APR of 8.47400% is equal to or greater than the threshold of APOR 6.57% + 1.5%, or 8.07000%. Non-Compliant Higher Priced Loan.					Reviewer Comment (2025-10-07): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-03): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117431	XXXX	34624513	200208053-1871	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	XXXX Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.					Reviewer Comment (2025-10-07): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-03): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117431	XXXX	34624516	200208053-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.				Reviewer Comment (2025-10-07): XXXX received initial CD dated 0XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117432	XXXX	34374550	200208054-25085	XXXX	Credit	HXXXXard Insurance	Insufficient Coverage	HXXXXard Insurance	HXXXXard Insurance Policy expires within 30 days of the Note Date.	HXXXXard Insurance Policy Expiration Date XXXX, Note Date XXXX	HXXXXard insurance dates are updated from the insurance document				Reviewer Comment (2025-09-17): Cleared HOI provided. Seller Comment (2025-09-15): (Rate Lock) Please see attached paid-in-full insurance renewal policy	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117434	XXXX	34371636	200208057-33616	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2025-09-12): Cleared. Seller Comment (2025-09-10): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117435	XXXX	34661084	200208058-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-10-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117435	XXXX	34661480	200208058-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower having acquired home from XXXX in XXXX, however, mortgage was left in XXXX's name only. The refi is paying off mortgage in XXXX's name and delinquent tax lien from XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-08): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117437	XXXX	34397368	200208060-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception required for NSFs exceed limit XXXX days overdrafted, XXXX negative daily balance.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower's Own Funds Percent: 25.46% Borrower's Own Funds Amount: $XXXX DTI: 43.64260% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors. Seller Comment (2025-09-15): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-10): NSFs exceed limit. 18 days overdrafted, 8 negative daily balances. Customer Compensating Factors:	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117438	XXXX	34585550	200208063-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.				Reviewer Comment (2025-10-06): XXXX received initial CD.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117439	XXXX	34390686	200208065-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Provide Lender exception Approval for DSCR calculation, Guidelines DSCR is 1 and calculated is less than 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Monthly reserves is verified AND at least 4 months more than guideline minimum. FICO higher than 740, AND at least 20 points higher than guideline minimum. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (2025-09-15): Client elects to waive with compensating factors. Seller Comment (2025-09-11): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117440	XXXX	34429184	200208068-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for condo is involved in pending litigation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Qualifying DTI less than 35%, AND at least 10% less than guideline maximum. FICO higher than 740, AND at least 20 points higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-16): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117442	XXXX	34497351	200208073-4433	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	The final CD does not specify reason why the escrow account is being waived.				Reviewer Comment (2025-09-23): XXXX Received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-09-23): Please find attached revised PCCD and letter to borrower.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117443	XXXX	34498651	200208074-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Statement					Reviewer Comment (2025-10-10): Final CD provided. Seller Comment (2025-10-08): (Rate Lock) CD provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117443	XXXX	34498734	200208074-4436	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-09-25): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-23): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117443	XXXX	34498747	200208074-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-10-02): XXXX received XXXX Initial CD, 3 business days prior to the consummation. Seller Comment (2025-10-01): (Rate Lock) ICD and proof it was viewed XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117443	XXXX	34498748	200208074-6543	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Valid change of circumstance or sufficient cure is missing.				Reviewer Comment (2025-10-16): XXXX received corrected PCCD and LOE Seller Comment (2025-10-15): (Rate Lock) Certified true copy executed by escrow officer provided. this document is not required to be signed by borrower. Reviewer Comment (2025-10-02): XXXX received Letter of explanation, Corrected Closing disclosure and Final SS. However, we also required signed copy of the true and certified Final SS to reevaluate and re-baseline this exception. Seller Comment (2025-10-01): (Rate Lock) Docs provided showing recording fee decreased	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117443	XXXX	34502802	200208074-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use as SH that is used as the ex-spouse PR.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Guidelines Representative FICO: 660 Representative FICO: 723	XXXX	Reviewer Comment (2025-09-25): Lender exception with compensating factors Seller Comment (2025-09-23): (Rate Lock) Lender accepts EV2 Reviewer Comment (2025-09-22): 09/02 - approve use as SH that is used as the ex-spouse PR 08/29 currently rents from departing home are being used for a net income of 0. However if we use positive rents (lease * 0.75) DTI goes down to 42.349 XXXX Borrower received a lump sum of 2 mos rent and security deposit vs 3 months rent to offset mortgage on one of the investment properties.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117443	XXXX	34502823	200208074-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for current rents from departing home are being used for a net income of 0. However, if positive rents are being used, DTI goes down to 42.349%.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Guidelines Representative FICO: 660 Representative FICO: 723	XXXX	Reviewer Comment (2025-09-25): Lender exception with compensating factors Seller Comment (2025-09-23): (Rate Lock) Lender accepts EV2 Reviewer Comment (2025-09-22): 09/02 - approve use as SH that is used as the ex-spouse PR 08/29 currently rents from departing home are being used for a net income of 0. However if we use positive rents (lease * 0.75) DTI goes down to 42.349 XXXX Borrower received a lump sum of 2 mos rent and security deposit vs 3 months rent to offset mortgage on one of the investment properties.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117443	XXXX	34502827	200208074-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower receiving a lump sum of 2 months rent and security deposit vs 3 months rent to offset mortgage on one of the investment properties.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Guidelines Representative FICO: 660 Representative FICO: 723	XXXX	Reviewer Comment (2025-09-25): Lender exception with compensating factors Seller Comment (2025-09-23): (Rate Lock) Lender accepts EV2 Reviewer Comment (2025-09-22): 09/02 - approve use as SH that is used as the ex-spouse PR 08/29 currently rents from departing home are being used for a net income of 0. However if we use positive rents (lease * 0.75) DTI goes down to 42.349 XXXX Borrower received a lump sum of 2 mos rent and security deposit vs 3 months rent to offset mortgage on one of the investment properties.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117444	XXXX	34542657	200208082-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Maximum LTV for STR is 75%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	DSCR higher than 1.1/ Appraiser provided a summary in place of CRS. Lender Exception with Compensating Factors provided. The DSCR is greater than the minimum required DSCR of 1.00. Reserves = 9 mon > 6 mon required	XXXX	Reviewer Comment (2025-10-24): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-23): Lender Exception provided restates exception, not what insufficient items were requested and approved. Please clarify what the exception request covers. Reviewer Comment (2025-10-22): Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		A	B	A	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117444	XXXX	34542658	200208082-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Maximum LTV for STR is 75%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	DSCR higher than 1.1/ Appraiser provided a summary in place of CRS. Lender Exception with Compensating Factors provided. The DSCR is greater than the minimum required DSCR of 1.00. Reserves = 9 mon > 6 mon required	XXXX	Reviewer Comment (2025-10-24): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-23): Lender Exception provided restates exception, not what insufficient items were requested and approved. Please clarify what the exception request covers. Reviewer Comment (2025-10-22): Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		A	B	A	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117444	XXXX	34542688	200208082-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Comparable Rent Schedule grid missing from the loan file/appraisal.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	DSCR higher than 1.1/ Appraiser provided a summary in place of CRS. Lender Exception with Compensating Factors provided. The DSCR is greater than the minimum required DSCR of 1.00. Reserves = 9 mon > 6 mon required	XXXX	Reviewer Comment (2025-10-23): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-22): Comparable Rent Schedule grid missing from the loan file/appraisal. Reviewer Comment (2025-09-26): Rent Schedule grid missing from the loan file/appraisal	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		A	B	A	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117444	XXXX	34542712	200208082-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Comparable mentioned in the Rent Summary and on the map are not within 2 miles of the subject. Guidelines also require 5 Rental Income Comparable and the 1004 only reflects 4.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	DSCR higher than 1.1/ Appraiser provided a summary in place of CRS. Lender Exception with Compensating Factors provided. The DSCR is greater than the minimum required DSCR of 1.00. Reserves = 9 mon > 6 mon required	XXXX	Reviewer Comment (2025-10-24): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-23): Lender Exception provided restates exception, not what insufficient items were requested and approved. Please clarify what the exception request covers. Reviewer Comment (2025-10-22): The Comparable mentioned in the Rent Summary and on the map are not within 2 miles of the subject. Guidelines also require 5 Rental Income Comparable and the 1004 only reflects 4.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		A	B	A	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117445	XXXX	34394328	200208083-2896	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum - Prepayment document is not available in file.				Reviewer Comment (2025-09-16): Note Prepayment addendum provided and associated. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	Yes
XXXX	XXXX	XXXX	XXXX	4350117447	XXXX	34648539	200208085-4140	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.		HUD document page 3 is missing				Reviewer Comment (2025-10-09): Page 3 provided. Seller Comment (2025-10-07): See attached complete HUD 1	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117447	XXXX	34648660	200208085-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for subject on XXXX acres when guideline max is XXXX acres.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117447	XXXX	34658604	200208085-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.59 is less than Guideline PITIA months reserves of 12.00.	Insufficient reserves provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-20): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-17): Please see attached post-closing lender exception Reviewer Comment (2025-10-09): Assets included in calculation = $XXXX. Available for reserves after closing = $XXXX) Seller Comment (2025-10-07): Please see attached proof of receipt of the EMD of $XXXX into the attorney escrow account.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117448	XXXX	34487862	200208087-25749	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		File is missing a copy of the final HUD/CD and closing statement.				Reviewer Comment (2025-09-30): provided Seller Comment (2025-09-26): (Rate Lock) Final SS provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117448	XXXX	34487940	200208087-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.63 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Debt Service Coverage Ratio of 0.84 does not meet the require guideline DSCR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 100.82 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 741	XXXX	Reviewer Comment (2025-09-18): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117449	XXXX	34615110	200208088-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for Manufactured ADU, no value given and no income generated.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-04): (Rate Lock) Please waive Reviewer Comment (2025-10-02): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117449	XXXX	34621632	200208088-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-10-01): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117450	XXXX	34513190	200208091-5802	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		Reviewed and noted				Reviewer Comment (2025-09-26): Associated LOE to Business cert, explaining business purpose. Seller Comment (2025-09-24): (Rate Lock) Please use appraisal	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117450	XXXX	34513384	200208091-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a 4 unit property with 3 vacant properties and the other being month to month.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 11.46 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 1.53 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 778	XXXX	Reviewer Comment (2025-09-26): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-24): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-23): FICO higher than 740, AND at least 20 points higher than guideline minimum; Monthly reserves is verified AND at least 4 months more than guideline minimum; Qualifying DSCR higher than 1.1x, AND at least 0.1x higher than guideline minimum; Housing payment history is 0x30x24 or better	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117451	XXXX	34498454	200208092-30930	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (2025-09-25): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-23): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117451	XXXX	34498462	200208092-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX HOA Verification, Statement	mortgage statement is missing				Reviewer Comment (2025-09-30): provided Seller Comment (2025-09-26): (Rate Lock) The actual mortgage statement was provided and is sufficient per condition Reviewer Comment (2025-09-25): 1003 provided for 225 - XXXX, however CD or First Payment Statement missing to determine new monthly PITIA for loan XXXX. Seller Comment (2025-09-25): (Rate Lock) XXXX was a typo, it is XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117451	XXXX	34520408	200208092-27855	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1	Note Date: XXXX; Lien Position: 1				Reviewer Comment (2025-09-25): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-23): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117452	XXXX	34404026	200208094-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.20 is less than Guideline PITIA months reserves of 6.00.	Verified months reserves of 5.20 is less than Guideline PITIA months reserves of 6.00.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-09-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-09-15): (Rate Lock) Please see attached exception approval Seller Comment (2025-09-15): (Rate Lock) Exception has been requested, please see attached	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117455	XXXX	34635020	200208103-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-10-08): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-04): (Rate Lock) Lender accepts Ev2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117455	XXXX	34635024	200208103-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.				Reviewer Comment (2025-10-06): XXXX received CD dated XXXX Seller Comment (2025-10-04): (Rate Lock) ICD and cert provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117456	XXXX	34450467	200208104-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use 75% of rents for property owned utilizing lease agreement, evidence of receipt of deposit and first rents.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has worked in same industry more than 5 years. Borrower has verified residual income (disposable income) of at least XXXX per month. Borrower has worked in same job more than 3 years.	XXXX	Reviewer Comment (2025-09-16): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117456	XXXX	34450473	200208104-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for gift of $XXXX being utilized which exceeds minimum 10% borrower contribution.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has worked in same industry more than 5 years. Borrower has verified residual income (disposable income) of at least XXXX per month. Borrower has worked in same job more than 3 years.	XXXX	Reviewer Comment (2025-09-16): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117458	XXXX	34477485	200208109-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-09-26): XXXX received CD dated XXXX Seller Comment (2025-09-25): (Rate Lock) ICD and cert provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117458	XXXX	34477486	200208109-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-10-24): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (2025-10-08): XXXX received rebuttal. However, the Appraisal re-inspection added on CD dated XXXX for $XXXX the COC provided is not within three days of the Appraisal report dated XXXX (The timing is from when the appraisal was received by the lender to when the new fee was disclosed to the borrower.  This timing should be three days or less.). We require evidence when did the lender became aware about requirement of Appraisal re-inspection or else provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-10-07): (Rate Lock) Invoice provided shows lender was made aware XXXX of the fee and re-disclosed 9/3
																				XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117458	XXXX	34477487	200208109-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower				Reviewer Comment (2025-10-24): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2025-10-08): XXXX received Post CD and Copy of refund check. However,we would require LOX and proof of mailing in order to cure the exception. Seller Comment (2025-10-07): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117458	XXXX	34477494	200208109-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception needed for VISA classification. B1 is C08 Non Perm Resident . Card received is valid from XXXX to XXXX.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified residual income (disposable income) of at least XXXX per month. Borrower has worked in the same position for more than 3 years. DTI: 38.18633% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117458	XXXX	34672781	200208109-30168	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Reviewer Comment (2025-10-24): XXXX received disclosure Tracking for CD dated XXXX received to consumer 3 business days prior to the consummation.

Seller Comment (2025-10-23): (Rate Lock) Cert provided

Seller Comment (2025-10-23): (Rate Lock) LOE provided

Reviewer Comment (2025-10-22): XXXX received disclosures summary for CD dated 0XXXX however, to address this exception summary for 0XXXX CD is required to confirm the earliest receipt to the borrower. Please provide connecting information to match this with the XXXX CD.  **Did not receive any new documentation to address the prior requested information: The docusign Certificate of Completion is missing what document was provided to borrower that was sent, viewed & signed.  It could be assumed it is the XXXX CD, however the docusign does not have information in the Subject to confirm it was the CD sent and only states Loans ESign document request and envelope ID's do not show on CD and match up that the CD was included in this electronic document package.  Please provide connecting information to match this with the XXXX CD.

Seller Comment (2025-10-22): (Rate Lock) Audit trail shows borrower opened the CD XXXX

Reviewer Comment (2025-10-21): The docusign Certificate of Completion is missing what document was provided to borrower that was sent, viewed & signed.  It could be assumed it is the XXXX CD, however the docusign does not have information in the Subject to confirm it was the CD sent and only states Loans ESign document request and envelope ID's do not show on CD and match up that the CD was included in this electronic document package.  Please provide connecting information to match this with the XXXX CD.

Seller Comment (2025-10-20): (Rate Lock) Cert shows sent, viewed, and signed all on the same day of 9/8

Reviewer Comment (2025-10-15): XXXX received XXXX CD & COC & e-sign process.  The XXXX CD reflects an increase in APR over .125% from the initial CD.  CD did not reflect proof of earlier receipt and mailbox rule in effect with a receipt date of XXXXhich is also date of consummation.  CD would not have been received the 3 business days prior to consummation date.  The docusign certif of completion does not reflect that this XXXX CD was received by borrower and only appears to be the Loans Esign document request.  No CD is listed as part of this document sent.  If earlier proof of receipt is provided for this 9-8 CD can re-test and should be received 3 business days prior to consummation.

Seller Comment (2025-10-14): (Rate Lock) CIC and cert provided
																				XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117461	XXXX	34500115	200208114-23931	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	The file was missing a copy of the final title policy.				Reviewer Comment (2025-10-03): 100% minus a Business Expense Ratio applied to the average deposits.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117461	XXXX	34500117	200208114-32065	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title policy amount is blank on Title Preliminary.				Reviewer Comment (2025-09-29): Amount entered	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117461	XXXX	34503028	200208114-5366	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.41664% exceeds Guideline total debt ratio of 50.00000%.	Verified and calculated the income as per provided documents. DTI is still exceeding the guideline limit of 50.00%, as Income reflecting XXXX for 'XXXX' as per final 1003 but the calculated income XXXX, due to which this exception fired.				Reviewer Comment (2025-10-03): 100% minus a Business Expense Ratio applied to the average deposits. Seller Comment (2025-09-30): attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117461	XXXX	34503033	200208114-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Verified and calculated the income as per provided documents. DTI is still exceeding the guideline limit of 50.00%, as Income reflecting XXXX for 'XXXX' as per final 1003 but the calculated income XXXX, due to which this exception fired.				Reviewer Comment (2025-10-03): 100% minus a Business Expense Ratio applied to the average deposits. Seller Comment (2025-09-30): attached -	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117461	XXXX	34503036	200208114-25034	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.41664% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Verified and calculated the income as per provided documents. DTI is still exceeding the guideline limit of 50.00%, as Income reflecting XXXX for 'XXXX' as per final 1003 but the calculated income XXXX, due to which this exception fired.				Reviewer Comment (2025-10-08): Documentation provided. Seller Comment (2025-10-06): items already provided pls clr thx	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117461	XXXX	34503087	200208114-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Verified and calculated the income as per provided documents. DTI is still exceeding the guideline limit of 50.00%, as Income reflecting XXXX for 'XXXX' as per final 1003 but the calculated income XXXX, due to which this exception fired.				Reviewer Comment (2025-10-08): Documentation provided. Seller Comment (2025-10-06): items provided already please clr thx	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117462	XXXX	34649106	200208116-5381	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		EIN ( Employment Identification Number) is missing in file				Reviewer Comment (2025-10-16): Document provided and Entered.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117462	XXXX	34653424	200208116-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject being a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-07): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117463	XXXX	34672206	200208117-4433	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)				Reviewer Comment (2025-10-13): XXXX received corrected PCCD and LOE Seller Comment (2025-10-11): (Rate Lock) pccd provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117465	XXXX	34632298	200208119-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-07): Lender Exception with Comp Factors. Reviewer Comment (2025-10-03): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117467	XXXX	34547093	200208121-6446	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.88687% or Final Disclosure APR of 8.93200% is equal to or greater than the threshold of APOR 6.54% + 1.5%, or 8.04000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.88687% or Final Disclosure APR of 8.93200% is equal to or greater than the threshold of APOR 6.54% + 1.5%, or 8.04000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2025-10-01): Document proived Seller Comment (2025-09-30): Please see attached proof of appraisal delivery that's in the credit pkg as well.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117467	XXXX	34547094	200208121-7013	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-10-01): Provide Seller Comment (2025-09-30): Please see attached proof of appraisal delivery that's in the credit pkg as well.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117467	XXXX	34547095	200208121-3883	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood HXXXXard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood HXXXXard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood HXXXXard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2025-10-01): Notice of Special Flood HXXXXard Disclosure Seller Comment (2025-09-30): Please see attached.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117467	XXXX	34581119	200208121-4436	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-10-01): Provided XXXX Seller Comment (2025-09-30): The attached proof of delivery is in the file. Appraisal was delivered to the borrower on 0XXXX and note date is XXXX which is way more than 3 business days.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117468	XXXX	34473295	200208122-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR less than 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Monthly reserves is verified AND at least 4 months more than guideline minimum. FICO higher than 740, AND at least 20 points higher than guideline minimum.	XXXX	Reviewer Comment (2025-09-17): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117469	XXXX	34518446	200208123-23385	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX, Valuation Type: Desk Review / Valuation Report Date: XXXX	The appraisal reflects XXXX as the city; however, the note's city is XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has owned the subject property for at least 5 years. Reserves: 86.89 Guideline Requirement: 12.00 Combined Loan to Value: 54.38596% Guideline Maximum Combined Loan to Value: 75.00000% Loan to Value: 54.38596% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (2025-09-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-25): (Rate Lock) Lender accepts EV2 Reviewer Comment (2025-09-23): Per USPS city is XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117469	XXXX	34518465	200208123-23383	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The insurance reflects XXXX as the city; however, the note's city is XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has owned the subject property for at least 5 years. Reserves: 86.89 Guideline Requirement: 12.00 Combined Loan to Value: 54.38596% Guideline Maximum Combined Loan to Value: 75.00000% Loan to Value: 54.38596% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (2025-09-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-25): (Rate Lock) Lender accepts EV2 Reviewer Comment (2025-09-23): Per USPS city is XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117470	XXXX	34581225	200208126-34171	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX XXXX, XXXX Housing history reflects a total of 1 reported late payments.	Requesting exception to allow 1*30*12 mortgage late.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years Documentation Type: 24mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Own Funds Percent: 29.23% Borrower's Own Funds Amount: $XXXX DTI: 9.51725% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-09-29): Lender exception.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117471	XXXX	34547827	200208129-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-09-25): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117473	XXXX	34661190	200208134-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a non warrantable condo.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds XXXX projects.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds XXXX projects.	XXXX	Reviewer Comment (2025-10-07): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117474	XXXX	34686345	200208136-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV of 80% exceeds the guideline max of 70% for a rural property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-09): Lenders Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117474	XXXX	34686346	200208136-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 80% exceeds the guideline max of 70% for a rural property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-09): Lenders Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117474	XXXX	34687778	200208136-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Lenders Exception with Compensating Factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-09): Lenders Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117474	XXXX	34687780	200208136-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Lenders Exception with Compensating Factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-09): Lenders Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117476	XXXX	34526001	200208139-17814	XXXX	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide final 1003 document with borrower and coborrowers sign and date.				Reviewer Comment (2025-09-29): provided Seller Comment (2025-09-25): See attached 1003 final signed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117476	XXXX	34526034	200208139-6446	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.81114% or Final Disclosure APR of 9.01200% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.81114% or Final Disclosure APR of 9.01200% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2025-10-07): Cure for 2nd appraisal. Loan is HPML Compliant. Seller Comment (2025-10-03): Cured please see trailing docs. Reviewer Comment (2025-09-29): The exception can be cured with an LOE, refund of the additional appraisal, and proof of delivery. Seller Comment (2025-09-25): Will this be cured if appraisal fee is refunded to the borrower	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117476	XXXX	34526035	200208139-4172	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Borrower Charged for 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor improperly charged consumer for two (2) appraisals.	Flipped Property - Creditor improperly charged consumer for two (2) appraisals.				Reviewer Comment (2025-10-07): Cure documentation received. Seller Comment (2025-10-03): Cured please see trailing docs. Reviewer Comment (2025-09-29): The exception can be cured with an LOE, refund of the additional appraisal, and proof of delivery. Seller Comment (2025-09-25): If second appraisal fee refunded to borrower will this cure ?	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Provide evidence of the refund of the amount charged to the consumer for the second appraisal performed on the subject property. (Include a copy of the Refund Check, Proof of Delivery, and Cover Letter)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117476	XXXX	34532163	200208139-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-10-06): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-10-03): Please see attached PCCD,LOE and refund check

Reviewer Comment (2025-09-26): XXXX received rebuttal. Exception will be cured and downgraded to EV2 once cure will be provided to borrower. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Seller Comment (2025-09-25): Please advise if this is refunded to the borrower will this exception be downgraded to 2 and will the HPML conditions be cleared or downgraded?
																				XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117479	XXXX	34507062	200208145-4436	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation				Reviewer Comment (2025-09-26): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-24): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117479	XXXX	34507063	200208145-34967	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)	No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation				Reviewer Comment (2025-09-26): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-24): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117480	XXXX	34574419	200208149-2834	XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate is missing.				Reviewer Comment (2025-10-01): Provided Seller Comment (2025-09-30): Please see attached flood cert.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117481	XXXX	34541399	200208152-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to proceed with dispute on credit report. It is only disputed by one bureau.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 13.79 Guideline Requirement: 6.00 Borrower's Own Funds Percent: 37.45% Borrower's Own Funds Amount: $XXXX DTI: 20.27791% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (2025-09-30): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-26): (Rate Lock) Please waive EV2 Reviewer Comment (2025-09-25): Monthly reserves is verified AND at least 4 months more than guideline minimum; Qualifying DTI less than 35%, AND at least 10% less than guideline maximum; Borrower has worked in same job more than 3 years; Borrower has worked in same industry more than 5 years; Borrower has verified residual income (disposable income) of at least XXXX per month	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117482	XXXX	34632999	200208154-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Debt Service Coverage Ratio of 0.97 does not meet the require guideline DSCR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-04): (Rate Lock) please clear Reviewer Comment (2025-10-03): Lender exception.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117485	XXXX	34716011	200208157-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved allowing XXXX NSF within 12 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117485	XXXX	34720935	200208157-25807	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: Maximum calculated prepay of XXXX.00 exceeds the state maximum of 1% of the original balance (XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	Note reflects a Pre-Payment Penalty of 5% for 12 months.				Reviewer Comment (2025-10-17): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117486	XXXX	34735929	200208159-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested and approved to allow FTHB and investor and unverified housing history with living rent free.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 9.78> 6.0 required by Guidelines.	XXXX	Reviewer Comment (2025-10-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-27): Updating Findings. Reviewer Comment (2025-10-16): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117486	XXXX	34736039	200208159-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested and approved to allow DSCR <1 at 0.778	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 9.78> 6.0 required by Guidelines.	XXXX	Reviewer Comment (2025-10-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-27): Updating Findings. Reviewer Comment (2025-10-16): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117486	XXXX	34736691	200208159-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 9.78> 6.0 required by Guidelines.	XXXX	Reviewer Comment (2025-10-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-27): Updating Findings. Reviewer Comment (2025-10-16): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117487	XXXX	34519175	200208160-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the appraisal uses comp sale 1 with a 21.5% gross adj., Comp sale 2 with a 25.7% gross adj, comp sale three with a -22.5% net and 34.2% gross adjustment, and comp sale 4 with a 23.3% gross adjustment.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Guidelines Representative FICO: 660 Representative FICO: 814 The DSCR of 1.12 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-09-22): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117487	XXXX	34519185	200208160-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the purchase price of $XXXX exceeds the $XXXX appraised value by $XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Guidelines Representative FICO: 660 Representative FICO: 814 The DSCR of 1.12 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-09-22): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117488	XXXX	34546750	200208161-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)				Reviewer Comment (2025-10-01): XXXX received initial CD. Seller Comment (2025-09-30): (Rate Lock) ICD and cert provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117488	XXXX	34546795	200208161-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines state if employed by family 2 years of bank statements required. Required exception to proceed without the 2 years of taxes as bank statement loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 21.49% Borrower's Own Funds Amount: $XXXX	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please downgrade the 3 and waive all EV2 Reviewer Comment (2025-09-26): Guidelines state if employed by family 2 years of bank statements required. Required exception to proceed without the 2 years of taxes as bank statement loan. 2 year w2 provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117488	XXXX	34547987	200208161-5366	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 43.67069% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds guideline max of 43% for borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 21.49% Borrower's Own Funds Amount: $XXXX	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please downgrade the 3 and waive all EV2 Reviewer Comment (2025-09-26): Borrower lives rent free as part of employment.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117488	XXXX	34548657	200208161-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Max DTI for a rent free borrower is 43%.				Reviewer Comment (2025-10-08): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-08): Comp Factors provided. Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please downgrade the 3 and waive all EV2	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117488	XXXX	34548658	200208161-25034	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.67069% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Max DTI for a rent free borrower is 43%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 21.49% Borrower's Own Funds Amount: $XXXX	XXXX	Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please downgrade the 3 and waive all EV2 Reviewer Comment (2025-09-26): Lives rent free as part of employment	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117488	XXXX	34582305	200208161-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2025-10-08): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-08): Comp Factors provided. Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-30): (Rate Lock) Please downgrade the 3 and waive all EV2	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117490	XXXX	34681134	200208166-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Lease Agreement	Lease Agreement not provided for Address: XXXX XXXX, XXXXXXXX				Reviewer Comment (2025-10-16): REO Documents provide .	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117490	XXXX	34681160	200208166-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-10-16): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-14): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117490	XXXX	34681161	200208166-6446	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.16789% or Final Disclosure APR of 8.24000% is equal to or greater than the threshold of APOR 6.54% + 1.5%, or 8.04000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.16789% or Final Disclosure APR of 8.24000% is equal to or greater than the threshold of APOR 6.54% + 1.5%, or 8.04000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2025-10-16): Delivery provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117490	XXXX	34681162	200208166-7013	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-10-16): Delivery provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117490	XXXX	34681163	200208166-3677	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.				Reviewer Comment (2025-10-16): Documents provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117490	XXXX	34681164	200208166-1234	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX XXXX/25% Vacancy Method)	Missing form 1007/1025 or lease for property XXXX XXXX XXXX XXXX in the Income/REO section.				Reviewer Comment (2025-10-16): Documents provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117490	XXXX	34681167	200208166-4204	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied.				Reviewer Comment (2025-10-16): Documents provided.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117491	XXXX	34727825	200208168-29640	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Additional 1 month assets, or XXXX, required. Borrower short reserves.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-22): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-21): The Gift Funds of $XXXX were deposited into the XXXX business accost, #XXXX. Excluding the funds result in the shortage. Seller Comment (2025-10-17): (Rate XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117491	XXXX	34727826	200208168-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.00 is less than Guideline PITIA months reserves of 6.00.	Additional 1 month assets, or XXXX, required. Borrower short reserves.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-22): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-21): The Gift Funds of $XXXX were deposited into the XXXX business accost, #XXXX. Excluding the funds result in the shortage. Seller Comment (2025-10-17): (Rate Lock) XXXX (XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117491	XXXX	34727827	200208168-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Additional 1 month assets, or XXXX, required. Borrower short reserves.				Reviewer Comment (2025-10-22): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-21): The Gift Funds of $XXXX were deposited into the XXXX business accost, #XXXX. Excluding the funds result in the shortage. Seller Comment (2025-10-17): (Rate Lock) XXXX (XXXXXXXX	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117491	XXXX	34727828	200208168-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Additional 1 month assets, or XXXX, required. Borrower short reserves.				Reviewer Comment (2025-10-22): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-21): The Gift Funds of $XXXX were deposited into the XXXX business accost, #XXXX. Excluding the funds result in the shortage. Seller Comment (2025-10-17): (Rate Lock) XXXX (XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117491	XXXX	34727829	200208168-33058	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Additional 1 month assets, or XXXX, required. Borrower short reserves.				Reviewer Comment (2025-10-22): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-21): The Gift Funds of $XXXX were deposited into the XXXX business accost, #XXXX. Excluding the funds result in the shortage. Seller Comment (2025-10-17): (Rate Lock) XXXX (XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117492	XXXX	34513201	200208171-27655	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Business Bank Statement for Account ending with XXXX missing in loan file for the month of XXXX.				Reviewer Comment (2025-09-26): Month of XXXX provided Seller Comment (2025-09-24): see trailing docs	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117492	XXXX	34513204	200208171-5404	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Business	Business Bank Statement for Account ending with XXXX missing in loan file for the month of XXXX.				Reviewer Comment (2025-09-26): Month of XXXX provided Seller Comment (2025-09-24): See attached missing bank statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117492	XXXX	34513299	200208171-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception allowing to proceed with prior felony.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Reserves: 112.00 Guideline Requirement: 9.00 Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (2025-09-26): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-24): Please clear exception issued Reviewer Comment (2025-09-23): ompensating Factors: LTV &lt; 70% vs max 75% FICO 792 vs min 720 Mortgage History 8+ years 0x30 Experienced Investor 6+ years Same Residence 8+ years Borrower Exception Requested: 1) Cash in hand $1, XXXX vs max $XXXX with LTV &gt; 60%; 2) Prior felony	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117492	XXXX	34514388	200208171-4266	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Reserves: 112.00 Guideline Requirement: 9.00 Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (2025-09-26): Client accepts EV2 and Waives. Seller Comment (2025-09-26): Please waive and clear. Reviewer Comment (2025-09-26): Exception for cash out exceeding the GL Limit Seller Comment (2025-09-24): See attached lender exception for the cash out exceeding the GL limit.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117492	XXXX	34514440	200208171-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business Bank Statement for Account ending with XXXX missing in loan file for the month of XXXX.				Reviewer Comment (2025-09-26): Month of XXXX provided Seller Comment (2025-09-24): see trailing docs	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117291	XXXX	34428916	200190063-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved non-warrantable condo.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Combined Loan to Value: 51.28205% Guideline Maximum Combined Loan to Value: 70.00000% Loan to Value: 51.28205% Guideline Maximum Loan to Value: 70.00000%	XXXX	Reviewer Comment (2025-09-12): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117495	XXXX	34516845	200208179-34960	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice)	XXXX Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Broker Notice missing in file.				Reviewer Comment (2025-10-01): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-29): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117497	XXXX	34626977	200208199-4266	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.		Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-07): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-03): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-10-02): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117502	XXXX	34540822	200208214-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for C09 category un non perm.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 17.33% Borrower's Own Funds Amount: $XXXX	XXXX	Reviewer Comment (2025-09-30): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-09-26): (Rate Lock) Lender accepts EV2 please clear Reviewer Comment (2025-09-25): Compensating Factors: 9 months reserves	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117503	XXXX	34636093	200208216-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.				Reviewer Comment (2025-10-13): XXXX received XXXX Initial CD, 3 business days prior to the consummation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117503	XXXX	34636094	200208216-34957	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Sufficient cure is required.	Reviewer Comment (2025-10-20): XXXX received valid rebuttal comment with supporting rate lock document for the pricing changed.

Seller Comment (2025-10-17): (Rate Lock) The COC reflected loan program change (exception) and that caused changes in lender credits see the attached lock

Reviewer Comment (2025-10-13): XXXX: The COC and rate lock document that was provided in the trailing images was also provided in the original loan package. But it does not give sufficient information on what impacts and why the pricing was changed. In order to determine if the changed circumstance is valid more information is necessary on reason for  the pricing changed to decrease the lender credit when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-10-10): (Rate Lock) Lock updated to reflect exception causing the change in lender credit
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117503	XXXX	34641567	200208216-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 85.00000%.	LTV of 90% exceeds guideline max of 85% for a borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117503	XXXX	34641568	200208216-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 85.00000%.	LTV of 90% exceeds guideline max of 85% for a borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117504	XXXX	34695089	200208219-26684	XXXX	Property	Appraisal	Appraisal Reconciliation	Appraisal	Missing secondary valuation viaDesk Review, Field Review, or 2nd URAR, as required by client.						Reviewer Comment (2025-10-16): Secondary valuation Provided and added.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117504	XXXX	34695090	200208219-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception Request for DSCR <1.0 @ 0.88.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117505	XXXX	34590740	200208222-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception allowing entire project to be short-term rental and unit owners are required to use the XXXX Condominiums rental management company to rent their units.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-07): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-04): (Rate Lock) Please waive Reviewer Comment (2025-09-30): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117505	XXXX	34590748	200208222-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOA's budget does not have an expense line item for reserves; however, they have a segregated reserve account.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-07): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-02): (Rate Lock) Approved exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117505	XXXX	34600368	200208222-30725	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (XXXX, XXXX, etc.) not provided		Property is short term . provide 12 month rental income				Reviewer Comment (2025-10-07): LOE provided. Seller Comment (2025-10-04): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117507	XXXX	34698228	200208224-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing. CD dated XXXX not present in file.				Reviewer Comment (2025-10-15): XXXX received CD dated XXXX Seller Comment (2025-10-14): (Rate Lock) ICD provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117507	XXXX	34717596	200208224-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. XXXX	COC does not state a valid reason for adding an Appraisal Fee after the initial LE.	Reviewer Comment (2025-10-16): XXXX received rebuttal comment and supporting appraisal transfer letter for a valid changed circumstance.

Seller Comment (2025-10-15): (Rate Lock) Transfer appraisal request form provided; showing lender was not made aware of fee until 9/16 after ILE was sent, and we re-disclosed within 3 days of fee so no cure needed

Reviewer Comment (2025-10-15): XXXX received rebuttal, however we require additional information when lender became aware of appraisal transfer and why the fee was added on initial LE. Please provide additional information along with appraisal transfer letter to re-evaluate the excepion.

Seller Comment (2025-10-14): (Rate Lock) The appraisal was a transfer, we don't need to cure the appraisal if one is needed.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117512	XXXX	34633374	200208231-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the condo having a 60% single entity ownership.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-04): (Rate Lock) Please clear Reviewer Comment (2025-10-03): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117512	XXXX	34633394	200208231-31591	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-10-03): okay for it to be non-warrantable, meets all requirements.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117512	XXXX	34641042	200208231-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the condo budget not allocating a line item for reserves.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-04): (Rate Lock) Please clear Reviewer Comment (2025-10-03): Lender exception.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117513	XXXX	34524935	200208234-2802	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 Initial - Lender's is not provided.				Reviewer Comment (2025-09-29): Lenders 1003 provided Seller Comment (2025-09-25): See attached initial 1003	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117515	XXXX	34713460	200208241-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved 85% LTV for interested party involvement on investment property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117516	XXXX	34581335	200208242-31591	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.						Reviewer Comment (2025-09-29): Non warrantable for less than 10% reserves	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117516	XXXX	34591606	200208242-31591	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable				Reviewer Comment (2025-10-01): Non Warrantable for less than 10% reserves	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117521	XXXX	34638290	200208272-4507	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing missing				Reviewer Comment (2025-10-20): Evidence of date acquired provided. Reviewer Comment (2025-10-15): Unable to determine when the Certificate of Good Standing was obtained. Please provide date document was acquired.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117521	XXXX	34641696	200208272-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117521	XXXX	34658740	200208272-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.02 is less than Guideline PITIA months reserves of 6.00.	Per Guidelines, the borrower, or all borrowers combined, must own 100% of the business to use business assets. For XXXX, the borrower only owns 90% of the company, not 100%. EMD XXXX + $XXXX FTC + POCs $XXXX = $XXXX. Final 1003 and loan file reflect $XXXX (XXXX) + $XXXX) + $XXXX (The $XXXX EMD which came from the Attorney.) EMD funds of $XXXX not documented in file as reflected on 1003.	Reviewer Comment (2025-10-20): Additional asset documentation provided.

Seller Comment (2025-10-17): (Rate Lock) Please review the attached documents that show the additional $58k that was sent for EMD

Reviewer Comment (2025-10-15): 100% usage applied to account. Reserves still insufficient.

Reviewer Comment (2025-10-15): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 1.64 is less than Guideline PITIA months reserves of 6.00.

Seller Comment (2025-10-10): (Rate Lock) or shared ownership requires an access letter from the partners allowing the use of the business funds by the borrower.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117524	XXXX	34633323	200208281-7905	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX	Lender exception approving FTHB.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-04): (Rate Lock) Please clear Reviewer Comment (2025-10-03): Lender Exception.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117526	XXXX	34681193	200208288-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-10-15): Delivery disclosure provided. Seller Comment (2025-10-10): See attached acknowledgment dated XXXX	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117526	XXXX	34681194	200208288-34962	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-10-15): Delivery disclosure provided. Seller Comment (2025-10-10): See attached Appraisal acknowledgement and Acknowledgement of receipt of the earlier version of appraisal	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117527	XXXX	34588486	200208289-27835	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Investor to provide appropriate secondary valuation tool.				Reviewer Comment (2025-10-07): CDA provided. Seller Comment (2025-10-02): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	B	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117527	XXXX	34588575	200208289-31591	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Guidelines requirement has been met.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-07): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-02): (Rate Lock) Please waive Reviewer Comment (2025-09-30): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	B	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117527	XXXX	34590384	200208289-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to proceed without repairs needed per XXXX inspection.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-07): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-02): (Rate Lock) Please waive Reviewer Comment (2025-09-30): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	B	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	4350117528	XXXX	34550378	200208295-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Cure Privided				Reviewer Comment (2025-09-25): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117530	XXXX	34700113	200208298-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117530	XXXX	34700114	200208298-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117531	XXXX	34732490	200208301-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved. Borrower acquired property XXXX does not meet 6 month seasoning for C/O refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2025-10-16): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117533	XXXX	34614194	200208304-29187	XXXX	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: XXXX, N.A // Account Type: Checking / Account NumberXXXX	Assets are not in within 60 days	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-02): Account for non borrower , not using as asset.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117534	XXXX	34629699	200208305-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for new build having an oil/gas lease mentioned on the title commitment. A T-19 endorsement is being added to the final title policy.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-03): (Rate Lock) Please see uploaded exception approval form. Reviewer Comment (2025-10-02): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117535	XXXX	34614138	200208306-29187	XXXX	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: XXXX, N.A // Account Type: Checking / Account NumberXXXX	Asset document is not within 60 days	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-02): Account is for non borrowing spouse. Reviewer Comment (2025-10-02): Document is for no borrowing spouse. and not being used	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117536	XXXX	34635045	200208315-929	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal was made subject to and 442 is missing				Reviewer Comment (2025-10-15): 442 provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117536	XXXX	34635057	200208315-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)				Reviewer Comment (2025-10-07): XXXX received 0XXXX CD received 3 business days prior to consummation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117536	XXXX	34638236	200208315-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for borrower being a first time homebuyer and being unable to document housing payment history.	Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-07): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-03): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-10-03): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117537	XXXX	34539585	200208316-30934	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: XXXX XXXX Occupancy: Second Home; Declarations/Will borrower occupy: Yes	The subject transaction is a Second Home whereas borrower has declared would be residing in the property.				Reviewer Comment (2025-09-30): cleared Seller Comment (2025-09-26): Borrower plans on using as primary while in the US. This isn't a rental or investment property.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117537	XXXX	34540954	200208316-1238	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX Corporation/Schedule C)	Missing income documentation.				Reviewer Comment (2025-09-30): provided Seller Comment (2025-09-26): See GL 7.4.6.1.2 - 2. A letter from the Borrower’s accountant stating the Borrower’s income for the previous year and YTD and length of time of self-employment income translated in English, a copy of the Borrower’s accountants license must be included in the file. See attached CPA Letter and the CPA License.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117537	XXXX	34540955	200208316-25040	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Missing income documentation.	Reviewer Comment (2025-10-03): Documents provided and Income updated.

Seller Comment (2025-10-01): The way the GL reads is - One of the following - see below.
7.4.6.1.2 Self Employed Income

Income and employment from self-employment can be documented by one of the following:
1. The Borrowers most recent year tax return translated into English and a P&L.
2.  A letter from the Borrower’s accountant stating the Borrower’s income for the previous year and
YTD and length of time of self-employment income translated in English, a copy of the Borrower’s accountants license must be included in the file.

Reviewer Comment (2025-10-01): One of the following missing documents is required for this income source: 1) Most recent tax transcripts; 2) Most recent signed, dated 1040s; 3) Audited YTD P&L; 4) 1099

																			Seller Comment (2025-09-26): See trailing docs for CPA Letter and CPA license in accordance with GL 7.4.6.1.2.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117539	XXXX	34641302	200208332-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV less than 70%, AND at least 5% less than guideline maximum.	XXXX	Reviewer Comment (2025-10-06): Client elects to waive with compensating factors	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117541	XXXX	34665548	200208340-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Lender approved LTV of 80% -max is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-08): Compensating Factors: 1) Utilized revolving 4% 2) Excellent mtg history from XXXX. 3) 20 mths of reserves Borrower Exception Requested: XXXX - Update to 5 Yrs PPP, Ratio 0.757 XXXX NEW** FTHB - Borrower Quit Claimed his current residence to his parents recorded XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117541	XXXX	34665665	200208340-7905	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-08): Compensating Factors: 1) Utilized revolving 4% 2) Excellent mtg history from XXXX. 3) 20 mths of reserves Borrower Exception Requested: XXXX - Update to 5 Yrs PPP, Ratio 0.757 XXXX NEW** FTHB - Borrower Quit Claimed his current residence to his parents recorded XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117541	XXXX	34667516	200208340-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-08): Compensating Factors: 1) Utilized revolving 4% 2) Excellent mtg history from XXXX. 3) 20 mths of reserves Borrower Exception Requested: XXXX - Update to 5 Yrs PPP, Ratio 0.757 XXXX NEW** FTHB - Borrower Quit Claimed his current residence to his parents recorded v	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117542	XXXX	34587108	200208341-32065	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-10-01): Final Title provided Seller Comment (2025-09-29): FTP	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117542	XXXX	34587109	200208341-23931	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2025-10-01): Final Title provided	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117542	XXXX	34587160	200208341-3677	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation discrepancy due to The co-borrower's VVOE is dated after the note date.				Reviewer Comment (2025-10-14): System cleared with Lender Exception with Compensating Factors and alternate documentation. Seller Comment (2025-10-14): Credit exception for VVOE Reviewer Comment (2025-10-03): With sufficient documentation provided, there is a possibility to downgrade and waive if there was alternate documentation used in place of the missing VVOE, and a Lender Exception with sufficient Compensating Factors are provided. Please provide required information for evaluation. Seller Comment (2025-10-01): will a lender exception to allow cure to EV 2 ?	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117542	XXXX	34587161	200208341-3313	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX, Inc./Wages)	The co-borrower's VVOE is dated after the note date.				Reviewer Comment (2025-10-14): System cleared with Lender Exception with Compensating Factors and alternate documentation. Seller Comment (2025-10-14): Credit exception for VVOE Reviewer Comment (2025-10-03): Independent third party verification required. The borrower cannot be called to verify the employment for the co borrower. Seller Comment (2025-10-03): See the VVOE at time of the closing. Seller Comment (2025-10-01): will a lender exception to allow cure to EV 2 ?	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117542	XXXX	34587164	200208341-4204	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The co-borrower's VVOE is dated after the note date.				Reviewer Comment (2025-10-14): System cleared with Lender Exception with Compensating Factors and alternate documentation.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117542	XXXX	34726753	200208341-29639	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE for Borrower 2 completed by Borrower 1.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors to allow the business owner/Borrower 1 to provide VVOE for Borrower 2, along with W2 transcript.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117544	XXXX	34633003	200208344-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Guideline line allowed maximum LTV 75.00% is exceeding the threshold of calculated LTV 80.00%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Seller Comment (2025-10-03): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-10-03): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117544	XXXX	34633004	200208344-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Guideline line allowed maximum LTV 75.00% is exceeding the threshold of calculated LTV 80.00%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Seller Comment (2025-10-03): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-10-03): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117544	XXXX	34633005	200208344-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.12 is less than Guideline PITIA months reserves of 6.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-10-07): Lender Exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117545	XXXX	34659485	200208345-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.				Reviewer Comment (2025-10-13): XXXX received 0XXXX CD received 3 business days prior to consummation. Seller Comment (2025-10-11): (Rate Lock) ICD and cert showing it was viewed provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117545	XXXX	34659486	200208345-34957	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-10-13): XXXX Received Valid COC dated 0XXXX alongwith CD dated XXXX. Seller Comment (2025-10-11): (Rate Lock) ICD and cert showing it was viewed provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117545	XXXX	34660632	200208345-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 85% exceeds guideline max of 80% for a first time buyer with no rental history.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-07): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117545	XXXX	34660633	200208345-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 85% exceeds guideline max of 80% for a first time buyer with no rental history.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-07): Lender exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117546	XXXX	34611222	200208346-28330	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds XXXX projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds XXXX projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-03): (Rate Lock) Please see uploaded exception approval form. Reviewer Comment (2025-10-01): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117547	XXXX	34639847	200208350-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved. Borrower has 3 leases on property; one being from his daughter. Waiving proof of 12 months payments made on time.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-07): Client accepts EV2 Grade and elects to Waive. Seller Comment (2025-10-03): (Rate Lock) EV2 accept please waive Reviewer Comment (2025-10-03): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117548	XXXX	34739508	200208351-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-24): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117548	XXXX	34739509	200208351-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-24): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117548	XXXX	34739510	200208351-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.22 is less than Guideline PITIA months reserves of 6.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-24): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117548	XXXX	34739515	200208351-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The elevated LTV ratios are resulting in the Due Diligence Loan Designation of ATR Risk.				Reviewer Comment (2025-10-24): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117548	XXXX	34739523	200208351-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Short reserves result in ATR risk.				Reviewer Comment (2025-10-24): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117549	XXXX	34725321	200208354-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.83 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	First time investor requires a DSCR of 1.0.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117549	XXXX	34727221	200208354-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Maximum LTV with less than 1.0 DSCR is 65%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117549	XXXX	34727222	200208354-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	Maximum CLTV with less than 1.0 DSCR is 65%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117551	XXXX	34755941	200208360-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception property is rural and includes XXXX acers of land which is over XXXX allowed.	Borrower has owned the subject property for at least 5 years.	Borrower has owned the subject property for at least 5 years. Rural property LTV/CLTV Max Purchase and Rate/Term 70% LTV/CLTV Cash-Out 65% LTV/CLTV	XXXX	Reviewer Comment (2025-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117551	XXXX	34768643	200208360-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.46154% exceeds Guideline loan to value percentage of 70.00000%.	Rural property LTV/CLTV Max Purchase and Rate/Term 70% LTV/CLTV Cash-Out 65% LTV/CLTV	Borrower has owned the subject property for at least 5 years.	Borrower has owned the subject property for at least 5 years. Rural property LTV/CLTV Max Purchase and Rate/Term 70% LTV/CLTV Cash-Out 65% LTV/CLTV	XXXX	Reviewer Comment (2025-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117551	XXXX	34768644	200208360-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 74.46154% exceeds Guideline combined loan to value percentage of 70.00000%.	Rural property LTV/CLTV Max Purchase and Rate/Term 70% LTV/CLTV Cash-Out 65% LTV/CLTV	Borrower has owned the subject property for at least 5 years.	Borrower has owned the subject property for at least 5 years. Rural property LTV/CLTV Max Purchase and Rate/Term 70% LTV/CLTV Cash-Out 65% LTV/CLTV	XXXX	Reviewer Comment (2025-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117552	XXXX	34665225	200208366-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject is listed as log cabin on 1004 on a cash out refinance with STR income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds XXXX completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-07): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		A	B	A	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117553	XXXX	34696509	200208367-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Exception - Allowing XXXX NSF in a 12 months period.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117556	XXXX	34587747	200208378-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.				Reviewer Comment (2025-10-03): Client elects to waive. Seller Comment (2025-10-01): (Rate Lock) Please see attached the proof of delivery for the 1st "dated XXXX"and 2nd appraisal "dated XXXX", THE NOTE XXXX. The first appraisal report dated XXXX and the 2nd dated XXXX. Please review and apply EV2 exception if we need to.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117557	XXXX	34653555	200208391-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117557	XXXX	34655178	200208391-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117557	XXXX	34655180	200208391-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117558	XXXX	34662030	200208392-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved. Property is currently listed for sale. Missing lease agreement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-08): Lender Exception	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117559	XXXX	34715678	200208393-5366	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.25324% exceeds Guideline total debt ratio of 45.00000%.	Lender approved exception for DTI of 46.910% with 90% LTV.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117559	XXXX	34715690	200208393-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender approved exception for DTI of 46.910% with 90% LTV.				Reviewer Comment (2025-10-14): System cleared with Lender Exception.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117559	XXXX	34715691	200208393-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender approved exception for DTI of 46.910% with 90% LTV.				Reviewer Comment (2025-10-14): System cleared with Lender Exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117559	XXXX	34715694	200208393-25034	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.25324% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender approved exception for DTI of 46.910% with 90% LTV.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117559	XXXX	34727833	200208393-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. XXXX	COC did not provide evidence of why Discount Point were added. Unable to apply a valid change for "Other".				Reviewer Comment (2025-10-20): XXXX Received COC dated XXXX along with supporting comments on the exception. Seller Comment (2025-10-17): (Rate Lock) DTI increased changing discount points	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117559	XXXX	34727834	200208393-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. XXXX	No COC in file for the valid reason to increase the Appraisal fee. XXXX COC does not mention an Appraisal fee.				Reviewer Comment (2025-10-20): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117559	XXXX	34761890	200208393-6583	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-10-20): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117560	XXXX	34683959	200208399-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception at origination for DSCR below 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-10): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117562	XXXX	34643450	200208401-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Refinance closing statement is dated after closing. Borrower is short reserves.				Reviewer Comment (2025-10-13): Verification funds were pre-close provided. Seller Comment (2025-10-10): (Rate Lock) Please see attached Reviewer Comment (2025-10-09): Do you have the Lender Approval for the property being refinanced dated prior to closing, to show the funds were not "post close" for the transaction, but in process prior to our closing? Reviewer Comment (2025-10-09): Sent to Compliance as the non-subject transaction was post subject close. Seller Comment (2025-10-07): (Rate Lock) File funded XXXX please review and clear the condition	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117562	XXXX	34643459	200208401-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Refinance closing statement is dated after closing. Borrower is short reserves.	Reviewer Comment (2025-10-13): Verification funds were pre-close provided.

Seller Comment (2025-10-10): (Rate Lock) Please see attached

Reviewer Comment (2025-10-09): Do you have the Lender Approval for the property being refinanced dated prior to closing, to show the funds were not "post close" for the transaction, but in process prior to our closing?

Reviewer Comment (2025-10-09): Sent to Compliance as the non-subject transaction was post subject close.

Seller Comment (2025-10-07): (Rate Lock) Please see attached final PCCD showing cash back to the borrower , and as per the 1008 , and the assets in file we have a total of $XXXX which cover more than the requied reserves
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117562	XXXX	34643506	200208401-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Refinance closing statement is dated after closing. Borrower is short reserves.	Reviewer Comment (2025-10-13): Verification funds were pre-close provided.

Seller Comment (2025-10-10): (Rate Lock) Please see attached

Reviewer Comment (2025-10-09): Do you have the Lender Approval for the property being refinanced dated prior to closing, to show the funds were not "post close" for the transaction, but in process prior to our closing?

Reviewer Comment (2025-10-09): Sent to Compliance as the non-subject transaction was post subject close.

Seller Comment (2025-10-07): (Rate Lock)  Please see attached final PCCD showing cash back to the borrower , and as per the 1008 , and the assets in file we have a total of $269,497.69 which cover more than the requied reserves

Seller Comment (2025-10-07): (Rate Lock) File funded XXXX please review and clear the condition
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117562	XXXX	34643520	200208401-23086	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Refinance closing statement is dated after closing. Borrower is short funds to close.	Reviewer Comment (2025-10-13): Verification funds were pre-close provided.

Seller Comment (2025-10-10): (Rate Lock) Please see attached

Reviewer Comment (2025-10-09): Do you have the Lender Approval for the property being refinanced dated prior to closing, to show the funds were not "post close" for the transaction, but in process prior to our closing?

Reviewer Comment (2025-10-09): Sent to Compliance as the non-subject transaction was post subject close.

Seller Comment (2025-10-07): (Rate Lock) Please see attached final PCCD showing cash back to the borrower , and as per the 1008 , and the assets in file we have a total of $269,497.69 which cover more than the requied reserves
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117564	XXXX	34658763	200208413-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan closed with the use of the total 1007 rent without the reduction for a vacant 1 unit property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds XXXX projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-10-06): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117566	XXXX	34725016	200208424-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117566	XXXX	34727808	200208424-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject Property is Legal Non-Conforming, requiring a variance to be rebuilt.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117567	XXXX	34709360	200208426-31588	XXXX	Credit	HXXXXard Insurance	Insufficient Coverage	HXXXXard Insurance	The HXXXXard Insurance Policy Effective Date is after closing.	HXXXXard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX					Reviewer Comment (2025-10-22): Disbursement date XXXX, same as effective date.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117567	XXXX	34709370	200208426-4062	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2025-10-22): Received the Corporate Resolution.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117567	XXXX	34709371	200208426-5384	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided						Reviewer Comment (2025-10-22): Received the current articles.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117567	XXXX	34724673	200208426-2799	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Missing fully executed Note.				Reviewer Comment (2025-10-22): Received the Note.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117567	XXXX	34724687	200208426-6271	XXXX	Credit	Loan Package Documentation	Closing / Title	Collateral	Security Instrument is not signed by borrower(s).		Security Instrument is not signed by borrower, nor is it fully executed by Notary.				Reviewer Comment (2025-10-22): Received the Security Instrument.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117567	XXXX	34727555	200208426-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unable to determine the borrower's percentage ownership in the borrowing entity. Provide evidence of the number of shares the borrower owns.				Reviewer Comment (2025-10-22): Received the complete articles.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117569	XXXX	34717694	200208432-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. XXXX	Loan file does not contain the reason for the increase in the Appraisal fee.				Reviewer Comment (2025-10-16): XXXX Received Corrected PCCD, LOE and Payment History. Seller Comment (2025-10-15): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117570	XXXX	34699075	200208438-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception Required For DSCR <1.00 @ .900	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117571	XXXX	34727924	200208443-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Maximum LTV in a declining market is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117571	XXXX	34727925	200208443-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Maximum CLTV in a declining market is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117572	XXXX	34698487	200208447-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception Request for DSCR score less then 1.0 @ 0.84.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117573	XXXX	34649133	200208463-34957	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-10-09): XXXX received valid COC document Seller Comment (2025-10-08): See attached VCOC for reduced lender credit Seller Comment (2025-10-08): Please see attached VCOC for decrease in lender credit	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117574	XXXX	34721423	200208475-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 88.03922% exceeds Guideline loan to value percentage of 80.00000%.	Lender exception approved at 90% for rent free borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117574	XXXX	34721424	200208475-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 88.03922% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender exception approved at 90% for rent free borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117574	XXXX	34724939	200208475-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property is zoned Legal Non-Conforming and will require a variance to rebuild if over 50% destroyed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-14): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117576	XXXX	34679256	200208483-855	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDSXXXXOODING, AND MUDSLIDES Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area provide A post disaster inspection verifying there was no damage the inspection must include exterior photos and the property must be re-inspected on or after .XXXX declared end date.				Reviewer Comment (2025-10-15): Signed documents provided. Reviewer Comment (2025-10-15): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE XXXX, AND MUDSLIDES Disaster Declaration Date: XXXX Seller Comment (2025-10-11): (Rate Lock) disaster inspection provide	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117576	XXXX	34679263	200208483-4256	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 647 is less than Guideline representative FICO score of 660.	Representative FICO score of 647 is less than Guideline representative FICO score of 660.				Reviewer Comment (2025-10-20): Updated Credit Report provided. Seller Comment (2025-10-20): (Rate Lock) recent credit report with a credit score of 667	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117577	XXXX	34739511	200208484-2798	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final signed 1003 is missing.				Reviewer Comment (2025-10-24): 1003 provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117577	XXXX	34740064	200208484-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		6 Months of reserves required - requesting 3 months instead.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-17): ... Reviewer Comment (2025-10-17): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117577	XXXX	34743729	200208484-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.23 is less than Guideline PITIA months reserves of 6.00.		Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-24): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117577	XXXX	34744156	200208484-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2025-10-24): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117577	XXXX	34744159	200208484-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	6 month PITIA reserve requirement not met.				Reviewer Comment (2025-10-24): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117578	XXXX	34699264	200208488-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX). XXXX CD missing from the loan file.				Reviewer Comment (2025-10-15): XXXX received XXXX Initial CD, 3 business days prior to the consummation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117578	XXXX	34717695	200208488-25427	XXXX	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Excessive NSFs in the most recent 6 mon.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117578	XXXX	34728718	200208488-36435	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated XXXX disclosed an inaccurate APR of 6.84300% compared to the actual APR at consummation of 7.34048% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	APR exceeds over .125% and XXXX CD not being received by borrower at least 3 business days prior to closing. Provide any missing proof of earlier receipt.	Reviewer Comment (2025-10-20): XXXX received interim CD.

Reviewer Comment (2025-10-20): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated XXXX disclosed an inaccurate APR of 6.84300%  compared to the actual APR at consummation of 7.28747% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.

Seller Comment (2025-10-20): (Rate Lock) Please see attached CD from 10/2

Reviewer Comment (2025-10-19): 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction three (3) business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided.  The APR on the most recent CD received 3 days prior to consummation (6.84300%) changed more than the 0.125% (regular transaction) threshold compared to the APR at consummation (7.34000%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.
																				XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117578	XXXX	34728719	200208488-30168	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	APR exceeds over .125% and XXXX CD not being received by borrower at least 3 business days prior to closing. Provide any missing proof of earlier receipt.	Reviewer Comment (2025-10-20): XXXX received interim CD.

Seller Comment (2025-10-20): (Rate Lock) Please see attached CD from 10/2

Reviewer Comment (2025-10-19): 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction three (3) business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided.  The APR on the most recent CD received 3 days prior to consummation (6.84300%) changed more than the 0.125% (regular transaction) threshold compared to the APR at consummation (7.34000%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.
																				XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117580	XXXX	34737865	200208498-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception Request to proceed with DSCR below 1.00 at 0.88	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-17): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117581	XXXX	34696803	200208499-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow non arm's length sale.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of 1.1 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2025-10-13): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117582	XXXX	34660594	200208503-578	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: XXXX XXXX					Reviewer Comment (2025-10-22): Birth date provided. Reviewer Comment (2025-10-16): XXXX signed owns 50% and signed as Grantee, therefore documents are needed. Seller Comment (2025-10-14): (Rate Lock) XXXX is not a borrower	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117582	XXXX	34660608	200208503-7901	XXXX	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-10-17): Document provided. Reviewer Comment (2025-10-16): XXXX signed owns 50% and signed as Grantee, therefore documents are needed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117582	XXXX	34660623	200208503-4507	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing				Reviewer Comment (2025-10-16): Document provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117582	XXXX	34660628	200208503-25749	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD/CD signed and final copy is missing				Reviewer Comment (2025-10-16): Document provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117582	XXXX	34660629	200208503-28636	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of Access to Funds is missing				Reviewer Comment (2025-10-24): Operating Agreement provided. Reviewer Comment (2025-10-22): Operating Agreement provided is not for XXXX. Reviewer Comment (2025-10-17): Provide the Operating Agreement for the owner of the bank statement as the name on the bank statement does not match the name of the borrowing entity. Reviewer Comment (2025-10-16): Evidence of Access to Funds is needed. Borrower is 50% owner Seller Comment (2025-10-14): (Rate Lock) Not needed, other LLC owner is a title holder of the subject	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117582	XXXX	34660807	200208503-26684	XXXX	Property	Appraisal	Appraisal Reconciliation	Appraisal	Missing secondary valuation viaDesk Review, Field Review, or 2nd URAR, as required by client.						Reviewer Comment (2025-10-16): Document provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			C	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117583	XXXX	34738519	200208520-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception requested for XXXX Overdrafts/NSF in last 12 months	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-10-20): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117584	XXXX	34751309	200208549-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-10-22): Delivery provided. Seller Comment (2025-10-22): (Rate Lock) Proof provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117584	XXXX	34751310	200208549-6446	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.95083% or Final Disclosure APR of 8.18500% is equal to or greater than the threshold of APOR 6.31% + 1.5%, or 7.81000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-10-22): Delivery provided. Seller Comment (2025-10-22): (Rate Lock) Proof provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117584	XXXX	34751311	200208549-7013	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-10-22): Delivery provided. Seller Comment (2025-10-22): (Rate Lock) Proof provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117584	XXXX	34755204	200208549-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for both borrowers being self-employed less than 2 years.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-20): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117584	XXXX	34755209	200208549-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrowers having a 2 year work history but not in the same line of work or industry.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-20): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117584	XXXX	34755228	200208549-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use business account XXXX XXXX towards reserve requirement only, not funds to close.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-10-20): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117586	XXXX	34716398	200208562-27012	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Approved Exception for Ratio is at 0.930 asking to proceed with current ratio.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2025-10-21): Lender Exception with Compensating Factors provided. Seller Comment (2025-10-17): (Rate Lock) Please clear Reviewer Comment (2025-10-15): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117588	XXXX	34772952	89329-33616	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is missing and is required.				Reviewer Comment (2025-08-28): Received E-signed Consent agreement. Exception Cleared Buyer Comment (XXXX): Econsent	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117588	XXXX	34772954	89329-27835	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	A CDA is required and was not provided.				Reviewer Comment (2025-09-10): Received Appraisal Addressing Declining statement reported in CDA. Exception Cleared Buyer Comment (2025-09-08): 1004- Updated comments pg 13 Reviewer Comment (2025-08-29): Received CDA, however it noted Market Value declining. Require Primary appraiser to address the declining statement reported in CDA. Exception Remains Buyer Comment (2025-08-28): CDA	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117588	XXXX	34772957	89329-22596	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Non-Compliant	XXXX Subprime Loan: APR on subject loan of 9.17072% or Final Disclosure APR of 9.24300% is in excess of allowable threshold of Prime Mortgage Market Rate 6.67000 + 1.75%, or 8.42000%. Non-Compliant SubPrime Loan.					Reviewer Comment (2025-09-02): Compliant Buyer Comment (2025-08-28): Please consider with HPML conditions.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	C	A	B	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117588	XXXX	34772958	89329-22592	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application)	XXXX Subprime Loan: Counseling Disclosure not provided to borrower within three days of application.	Counseling Disclosure not provided to borrower.				Reviewer Comment (2025-08-28): Doc provided Buyer Comment (XXXX): Please see XXXX and the HCL disclosure - Lender uses combined disclosure for XXXX Counseling and CFPB Counseling List	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No obvious cure	D	B	C	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117588	XXXX	34772959	89329-2156	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Subprime Loan (Notice of Taxes and Insurance Not Provided)	XXXX Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.	Borrower not provided with Notice of Taxes and Insurance.				Reviewer Comment (2025-08-28): Doc provided Buyer Comment (XXXX): Please see XXXX	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No obvious cure	D	B	C	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117588	XXXX	34772960	89329-27615	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Third Party Verification not provided	Provide verification that the business is active and operating either no more than 10 business days prior to the Note Date, or after the Note Date but prior to XXXX purchase is required with one of the following: • Evidence of current work (executed contracts or signed invoices) • Evidence of current business receipts • Business website demonstrating activity supporting current business operations	Reviewer Comment (2025-08-29): Received Business website demonstrating activity supporting current business operations. Exception Cleared

Buyer Comment (2025-08-28): The buisness website has been live and running- membership avalablility etc.

Reviewer Comment (2025-08-28): Received Business Courses Schedule Which for XXXX which is not with in 10 Business days prior to note date. Require one of the following: • Evidence of current work (executed contracts or signed invoices) • Evidence of current business receipts • Business website demonstrating activity supporting current business operations. Exception remains

Buyer Comment (XXXX): see attached courses scheduled on their site
																				XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117588	XXXX	34772961	89329-22695	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Compliant	XXXX Subprime Loan: APR on subject loan of 9.17072% or Final Disclosure APR of 9.24300% is in excess of allowable threshold of Prime Mortgage Market Rate 6.67000 + 1.75%, or 8.42000%. Compliant SubPrime Loan.					Buyer Comment (2025-09-02): Acknowledged as Compliant. EV2	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	C	A	B	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772964	89615-27835	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	A CDA is required and was not provided. MS				Reviewer Comment (2025-09-03): Received CDA Exception Cleared Buyer Comment (2025-09-02): cda	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772965	89615-6463	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Require CPA letter confirming that the use of funds from XXXX ending with XXXX, will not negatively impact the business. (Account is a personal account, but tax advisor states operates business thru this account).				Reviewer Comment (2025-09-16): Received CPA impact letter for business account XXXX. Exception Cleared Buyer Comment (2025-09-12): CPA	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772966	89615-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.63 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 5.63 is less than Guideline PITIA months reserves of 6.00. Require additional asset documentation to meet Reserves requirement.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-09-25): Investor accepts and agrees to waive with compensating factors.

Buyer Comment (2025-09-25): Investor exception approval

Reviewer Comment (2025-09-24): Cash needed to close $XXXX ( cash at close $XXXX

Buyer Comment (2025-09-24): Per Seller Response from seller - Borrower’s cash to close is $XXXX gift). After cash to close, the borrower’s available reserves are $XXXX. Borrower is short by $XXXX. Can you confirm with your team if they agree?

Buyer Comment (2025-09-24): Per Lender:  Borrower’s cash to close is $XXXX). After cash to close, the borrower’s available reserves are $XXXX. Borrower is short by $XXXX. Can you confirm with your team if they agree? FurthermoreXXXXn you advise on how we can proceed with an exception request regarding the shortage of $XXXX reserves?
																				XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772967	89615-3495	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2025-08-28): Received Original Appraisal and appraisal delivery Evidence. exception Cleared Buyer Comment (XXXX): Appraisal acknowledgement Buyer Comment (XXXX): Original Appraisal Buyer Comment (XXXX): Appraisal report	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772968	89615-23365	XXXX	Compliance	Compliance	Federal Compliance	GSE	XXXX 2014 - 3% Points and Fees	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.54425% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or 1.54425%).	EV2 informational				Buyer Comment (2025-08-26): Acknowledged as non-material.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772971	89615-3828	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Issue: Ineligible borrower		Borrower is FTHB and as per guide Borrowers who have lived in a rent-free situation are ineligible. Lender exception is provided, confirm exception needs to be downgraded and waived to EV2.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2025-08-28): Exception provided. Buyer Comment (2025-08-26): Exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772972	89615-25029	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to missing CPA impact letter and insufficient assets.				Reviewer Comment (2025-09-25): Insufficient assets issue was downgraded to EV2 with investor approval.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772973	89615-5695	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	CPA impact letter required per Investor Guidelines was not provided causing the loan to be ATR Risk.				Reviewer Comment (2025-09-25): Insufficient assets issue was downgraded to EV2 with investor approval.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117593	XXXX	34772974	89615-24955	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		Tradeline minimum does not meet guideline requirements	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2025-09-25): Investor accepts and agrees to waive with compensating factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117598	XXXX	34772979	90299-2908	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided		Lender exception provided but not signed. Please review for acceptance. Exception Requested: Borrower has XXXX NSF between XXXX and XXXX. The borrower has provided us with an explanation that a vendor of XXXX years had an accounting mishap at the same time auto withdrawals were made. One of the withdrawals was to the borrower's own XXXX account. Per his LOX he has stopped auto withdrawals so that this doesn't happen again. We are asking for an exception to the XXXX NSF in 2 mos guideline for this borrower. We can not only provide XXXX-XXXX to show no NSF payments then but also we can have the borrower provide more bank statements from XXXX showing no NSF. Compensating Factors" Very good credit, low DTI, reserves, 80 LTV, excellent job history and stability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		XXXX	Reviewer Comment (2025-09-03): Investor exception provided. Buyer Comment (2025-09-03): Approved exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772981	90056-33616	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2025-09-05): Received E-Signed Consent Agreement. Exception Cleared Buyer Comment (2025-09-04): Econsent	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772982	90056-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Insurance Verification, Tax Verification	Required Tax cert & HOI document for REO property "XXXX XXXX" and required mortgage statement to identify the escrow status, also required HOA document, if applicable.				Reviewer Comment (2025-09-05): Received Tax and insurance verification. Payment is not escrowed. P&I verified form Credit report. Exception Cleared Buyer Comment (2025-09-04): taxes and insurance	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772985	90056-19965	XXXX	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Right to receive a copy of the Appraisal Disclosure is missing in file.				Reviewer Comment (2025-09-05): XXXX received XXXX LE.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Good faith redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772986	90056-3495	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Buyer Comment (2025-09-05): Acknowledged as non-material.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772988	90056-7038	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Initial Closing disclosure is missing in file				Reviewer Comment (2025-09-05): XXXX received initial CD dated 0XXXX. Buyer Comment (2025-09-04): Initial CD	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772989	90056-3880	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to XXXX may be required.	Loan estimate not found at time of review.				Reviewer Comment (2025-09-05): XXXX received XXXX LE. Buyer Comment (2025-09-04): LE	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772990	90056-17817	XXXX	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Initial - Lender's is incomplete		All files must include the completed initial application. Initial 1003 not signed by all parties, borrower and LO.				Reviewer Comment (2025-09-05): Received initial 1003 signed by all parties. Exception cleared Buyer Comment (2025-09-04): 1003	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772991	90056-25838	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXXXXX HOA Verification	Provide HOA verification if appllicable.				Reviewer Comment (2025-09-05): Received Property History Report confirmed SFR property No HOA Require. Exception Cleared Buyer Comment (2025-09-04): Property detail	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772992	90056-19966	XXXX	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	XXXX received XXXX LE, however, Initial application date was XXXX, per doc ID XXXX application earliest date and LE was not delivered within 3 business days of application date.				Reviewer Comment (2025-09-05): Initial LE received with Appraisal verbiage. Exception Cleared Buyer Comment (2025-09-05): Initial LE uploaded.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117596	XXXX	34772993	90056-3907	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XXXX)	XXXX received XXXX LE, however, Initial application date was XXXX, per doc ID XXXX application earliest date and LE was not delivered within 3 business days of application date.				Reviewer Comment (2025-09-09): XXXX received LE. Buyer Comment (2025-09-05): Initial LE	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117594	XXXX	34773003	89616-31711	XXXX	Credit	Guideline	Guideline Issue	Guideline	Missing required Transcript (1040) or W-2 Transcript.	Borrower: XXXX XXXX	Co-Borrower qualified with bonus income from XXXX, provide transcripts.				Reviewer Comment (2025-09-23): Received 2024 W-2 Transcript for Co-Borrower. Exception Cleared Buyer Comment (2025-09-22): w2 transcript	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117594	XXXX	34773005	89616-2856	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Provided 1008 does not reflect correct P&I amount and HTI/DTI ratio. Require corrected 1008 with correct P&I and HTI/DTI ratios.				Reviewer Comment (2025-09-16): Received updated 1008 with Correction in HTI/DTI. Exception Cleared Buyer Comment (2025-09-15): 1008	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117603	XXXX	34773011	91452-25421	XXXX	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Guidelines do not allow for Rural properties. Appraisal reflects Zoning XXXX XXXX - XXXX. This type of zoning aims to maintain a rural or semi-rural character with larger properties and open spaces.				Reviewer Comment (2025-09-04): Noted appraisal report where appraiser noted subject is in residential zoned. highest and best use is also residential at this time. exception cleared. Buyer Comment (2025-09-04): UCDP Buyer Comment (2025-09-04): Updated appraisal. XXXX is residential.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117587	XXXX	34773017	88539-2802	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Require Initial 1003 as it is missing in the file.				Reviewer Comment (2025-08-14): Received initial 1003 for subject transaction. exception cleared Buyer Comment (2025-08-13): Initial 1003	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117587	XXXX	34773018	88539-3495	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates or waiver.				Buyer Comment (2025-08-13): Borrower signed acknowledgement of receipt XXXX.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117587	XXXX	34773022	88539-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a seller credit that is 4.13% and does not meet the guideline max of 3% for LTVs over 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		XXXX	Reviewer Comment (2025-09-12): Investor exception provided. Reviewer Comment (2025-09-09): moving to XXXX Buyer Comment (2025-09-05): loan will be moved to XXXX Buyer Comment (2025-09-05): investor exception approval Reviewer Comment (2025-09-04): Noted, however exception is for Seller Credit is 4.13% and LTV is 85% for subject transaction and per guideline Max Seller Credit allows is 3% for LTV More than 80%. Exception Remains Buyer Comment (2025-09-04): Attestation not a commercial loan	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117587	XXXX	34773023	88539-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV on a rural purchase is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		XXXX	Reviewer Comment (2025-09-12): Investor exception provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117587	XXXX	34773024	88539-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Max CLTV on a rural purchase is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		XXXX	Reviewer Comment (2025-09-12): Investor exception provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773025	91715-6572	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower was not provided.				Buyer Comment (2025-09-02): Acknowledged non material EV2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773027	91715-30225	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX,XXXX XXXX & XXXX LLP/Schedule K-1 less than 25 Percent)	XXXX personal tax return/Transcript provided for K-1 < 25% for XXXX & XXXX LLP. No Tax return / Transcript required for K-1 less than 25%. W-2 income used. K-1's are fiscal. EV2 informational				Buyer Comment (XXXX): XXXX 1040 transcripts in file.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773028	91715-6542	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Appraisal Fee was disclosed as XXXX on Initial LE and XXXX on Final CD. No valid COC nor evidence of cure not provided in file.				Reviewer Comment (2025-09-22): Sufficient cure provided. Full cure amount for tolerance violation was provided within 60 days of closing and before TPS discovery date resulting in a cleared exception. Buyer Comment (2025-09-18): Refund check, delivery confirmation, LOE and PCCD	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773031	91715-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 67.11409% exceeds Guideline loan to value percentage of 65.00000%.	As per guide property value if one or more valuations reflect declining, LTV reduction of 10% applicable Reduced maximum LTV/CLTV by 10%, (80%-10%=70%).	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	680 792	XXXX	Reviewer Comment (2025-09-15): Investor accepts and approved to waive with compensating factors. Buyer Comment (2025-09-11): investor exception approval - Loan will be moving to XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773032	91715-4246	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 67.11409% exceeds Guideline combined loan to value percentage of 65.00000%.	As per guide property value if one or more valuations reflect declining, LTV reduction of 10% applicable Reduced maximum LTV/CLTV by 10%, (80%-10%=70%).	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	680 792	XXXX	Reviewer Comment (2025-09-15): Investor accepts and approved to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773033	91715-2822	XXXX	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided		Missing mortgage loan payoff statement				Reviewer Comment (2025-09-03): Received Mortgage loan payoff statement. Exception Cleared Buyer Comment (2025-09-02): pay-off	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773034	91715-27649	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1084 or income worksheet not provided		Missing 1084/cash analysis for XXXX & XXXX LLP. Credit related				Reviewer Comment (2025-09-10): Received Income Calculation worksheet for K-1 income. Exception Cleared Buyer Comment (2025-09-08): income worksheet	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773035	91715-5404	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX B XXXX 1084 or income worksheet	Missing 1084/cash analysis for XXXX & XXXX LLP. Compliance related.				Reviewer Comment (2025-09-10): Received Income Calculation worksheet for K-1 income. Exception Cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773036	91715-3867	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2025-09-10): All Open Income/Asset QM exception has been cleared. Exception Cleared	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773037	91715-30196	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared. Missing 1084.				Reviewer Comment (2025-09-10): All Open Income/Asset QM exception has been cleared. Exception Cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	XXXX	4350117604	XXXX	34773038	91715-27765	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower. XXXX					Reviewer Comment (2025-09-22): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	XXXX	4350117592	XXXX	34773053	89614-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	File has no assets documented.				Reviewer Comment (2025-09-30): Noted two months consecutive bank statement meet the closing/reserves requirement. exception cleared. Buyer Comment (2025-09-29): See Available for Closing is insufficient to cover Cash From Borrower exception for assets Reviewer Comment (2025-09-25): Noted Bank Statement for XXXX and post close bank statement 0XXXX25 however as per guide require 2 months statement prior to closing. exception remains. Buyer Comment (2025-09-25): See Available for Closing is insufficient to cover Cash From Borrower exception for assets	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117592	XXXX	34773055	89614-17711	XXXX	Credit	Business Purpose	General	Business Purpose	Insufficient funds for Reserves.	Guidelines require XXXX of reserves, and verified reserves are XXXX.	Two months consecutive bank statement to meet funds require for closing/reserves. duplicate exception. please override.				Reviewer Comment (2025-09-30): Noted two months consecutive bank statement meet the closing/reserves requirement. exception cleared. Buyer Comment (2025-09-29): See Available for Closing is insufficient to cover Cash From Borrower exception for assets Reviewer Comment (2025-09-25): Noted Bank Statement for XXXX'25 and post close bank statement 0XXXX25 however as per guide require 2 months statement prior to closing. exception remains. Buyer Comment (2025-09-25): See Available for Closing is insufficient to cover Cash From Borrower exception for assets	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117592	XXXX	34773056	89614-23086	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	File has no assets documented.	Reviewer Comment (2025-09-30): Noted two months consecutive bank statement meet the closing/reserves requirement. exception cleared.

Buyer Comment (2025-09-29): Statement

Reviewer Comment (2025-09-25): Noted Bank Statement for XXXX and post close bank statement 0XXXX25 however as per guide require 2 months statement prior to closing. exception remains.

Buyer Comment (2025-09-25): Per Lender: Please see the attached bank statements for the fund to close. With these statements we have enough liquidity for the loan. We do not need an LOE as the no deposits are greater than $XXXX

Buyer Comment (2025-09-25): Bank Statement
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117592	XXXX	34773057	89614-23688	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: HXXXXard insurance coverage amount is insufficient.	Insufficient insurance coverage. Missing RCE.	Reviewer Comment (2025-10-01): Insurer RCE provided.

Buyer Comment (2025-10-01): Email

Reviewer Comment (2025-10-01): Please direct us to to the insurer replacement cost coverage. Have insurer provide ER or an email from insurer stating what their ERC was .

Buyer Comment (2025-09-30): Per Seller : The XXXX Marketing COI and invoice are not separate coverage — they evidence the same XXXX XXXX Company policy placed through XXXX.  XXXX Marketing is the retail agent, XXXX is the wholesale/XXXX, and XXXX is the carrier taking the risk.  The $XXXX shown on the invoice/HUD reflects the invoiced amount (inclusive of taxes/fees) and is the figure being collected going forward. The policy declarations show $XXXX as the base premium, with the difference accounted for in state surplus lines taxes and fees.  There is only one policy in force.

We agree per guides, coverage must equal the lesser of the unpaid principal balance ($XXXX) or 100% of the insurable improvements ($XXXX). The XXXX policy provides a $XXXX building limit with an 80% coinsurance clause. Under this structure, the policy will pay replacement cost so long as coverage equals at least 80% of ECN ($XXXX). Since the $XXXX exceeds this threshold, the requirement is met.  Does this align with your understanding of how coinsurance applies — that exceeding the 80% threshold triggers replacement cost coverage?

Reviewer Comment (2025-09-30): Additional policy provided with premium of $XXXX total that was not included in DSCR nor on the fina final HUD/first payment letter. Unable to ascertain if this coverage meets guides. Please have insurrer confirm meets guides of : e the lesser of: (a) 100% Total Loan Amount or (b) 100% RCE as provided by third party vendor

Buyer Comment (2025-09-30): Per Seller : Policy in place:
Dwelling limit: $XXXX
ECN: $XXXX
80% coinsurance clause threshold = $XXXX
$XXXX
While the face limit is below 100% of ECN, the coinsurance provision ensures replacement cost coverage so long as 80% is met—which it is here. In effect, the policy structure meets the guideline intent by providing replacement cost coverage.  We ask that this be reviewed against guidelines with recognition of how coinsurance functions. Requiring face value = 100% of ECN without accounting for coinsurance would disallow standard replacement cost policies that otherwise comply.

Reviewer Comment (2025-09-17): Regardless of industry standard. Guidelines require Coverage must be equal to the lesser of the unpaid principal balance on the mortgage which is $XXXX or 100% of the Insurance value of the Improvements which is currently testing as $XXXX based on the appraisal. Unable to ascertain if coverage present meets these thresholds. Provide an ERC or insurer to confirm additional coverages present that exceed the XXXX in base policy.

Buyer Comment (2025-09-15): Per Lender: We understand the concern regarding hXXXXard coverage. However, the policy includes an 80% co-insurance clause, and based on the ECN of $XXXX in coverage exceeds the 80% requirement ($XXXX). Industry standard recognizes this as sufficient coverage for replacement cost.

Reviewer Comment (2025-09-12): Guides require  Coverage must be equal to the lesser of the unpaid principal balance on the mortgage or 100% of the Insurance value of the Improvements, unable to ascertain if co-insurance is in addition to dwelling coverage.

Buyer Comment (2025-09-10): Per Lender: An 80% coinsurance clause in dwelling coverage means you must insure your home for at least 80% of it's total replacement cost to receive full replacement cost value on a claim for covered damages. In this case, the ECN is $XXXX and 80% of that would be $XXXX - this borrower has $XXXX coverage which is sufficient for this insurance policy.

Reviewer Comment (2025-09-04): Noted replacement cost document states 80% of dwelling ($XXXX0) covers however estimated cost / rebuild cost is $XXXX is not covering the at least the rebuild cost of $XXXX. required updated replacement cost estimate or insurer email made to RCE. exception remains.

Buyer Comment (2025-09-04): Policy and Declaration

Reviewer Comment (2025-08-21): Received HOI Information Summary Like Coverage Business income   ect, however Require Replacement cost estimate. Exception Remains

Buyer Comment (2025-08-20): RCE
																				XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117590	XXXX	34773059	89498-5382	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter is missing in file.				Reviewer Comment (2025-09-29): Received Closing Protection Letter. Exception Cleared Buyer Comment (2025-09-26): CPL	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117590	XXXX	34773060	89498-2868	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement / Sales Contract is missing in file for subject property.				Reviewer Comment (2025-09-29): Received Purchase Agreement for subject property. Exception Cleared Buyer Comment (2025-09-26): Attached is the purchase contract	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117595	XXXX	34773062	89913-23385	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal report shows subject address as "XXXX #XXXX" vs Note address "XXXX #XXXX"				Reviewer Comment (2025-09-11): Received updated appraisal report with correct subject address. exception cleared Buyer Comment (2025-09-09): appraisal	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117595	XXXX	34773063	89913-31591	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Project approval from XXXX require. lender can submit project information to XXXX for eligibility review with Condo Project Manager™ (CPM™) / The Project Eligibility Review Service (PERS). please override. .Non-Warrantable Condominiums that do not meet the eligibility requirements is Ineligible property type. Properties with deed is also an Ineligible property type however lender exception present.
															Condo has a recreational lease in place. project owns the amenity, but the "Landlord" is a separate entity and the "tenant" is the maintainer of the amenity. Unit owners have full access to the amenity and are only required to pay a fee if they choose to use it. Compensating factors: 784 Fico, retained tenant, 56 LTV, Mos reserves. please override.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	47 vs 3	XXXX	Reviewer Comment (2025-08-29): Investor approved to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117597	XXXX	34773065	90186-23698	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX LLC	Fraud report is required for XXXX LLC from one of the following agencies: XXXX, XXXX				Reviewer Comment (2025-09-11): Received business fraud report. exception cleared. Buyer Comment (2025-09-09): FRAUD	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117597	XXXX	34773068	90186-4507	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing in file for XXXX LLC				Reviewer Comment (2025-09-05): Received Certificate of Good standing. Exception Cleared Buyer Comment (2025-09-04): COGS - see attached, this was provided already	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117597	XXXX	34773069	90186-5380	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement is missing in file for XXXX LLC.				Reviewer Comment (2025-09-05): Received Operating agreement point 1.2 Shows Name of the company is XXXX LLC. Exception Cleared Buyer Comment (2025-09-04): EIN reflects Sole Member Buyer Comment (2025-09-04): see attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117597	XXXX	34773071	90186-27172	XXXX	Credit	Guideline	General	Guideline	DSCR does not meet guideline requirements.		Provided lease agreements are incomplete. Documents show page 1 of 1, however only 9 pages provided for both units. Provide complete lease agreement, all pages for both units.				Reviewer Comment (2025-09-11): Noted complete 9 pages of lease agreement. exception cleared. Buyer Comment (2025-09-09): Lease	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117602	XXXX	34773073	90688-4245	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.06680% exceeds Guideline loan to value percentage of 65.00000%.	Property is in declining market value, reduce LTV ....75%-10% = 65% as per Guideline's requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	171 vs 3	XXXX	Reviewer Comment (2025-09-19): Investor accepts and agrees to waive with compensating factors. Buyer Comment (2025-09-19): investor exception approval	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117589	XXXX	34773077	89345-23086	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Missing additional asset documents to cover Cash from Borrower requirements.	Reviewer Comment (2025-09-15): Received Large Deposit source of funds. Balance considered as of XXXX $XXXX for subject closing added in to balance as it was withdrawn on the closing date in order to verify actual balance as of XXXX. Exception cleared

Buyer Comment (2025-09-11): per lender : LOX is attached. The ending balance on XXXX is shown in the bank statement which is $XXXX Documentation used to verify liquidity must be dated within 60 days of the loan origination date" we do not require 60 days of seasoning on funds to close; we merely require 2 months of bank statements with the most recent being dated within 60 days of origination.

Buyer Comment (2025-09-11): per lender: Documentation used to verify liquidity must be dated within 60 days of the loan origination date" we do not require 60 days of seasoning on funds to close, we merely require 2 months of bank statements with the most recent being dated within 60 days of origination. we will get the LOX to clear the large deposits

Reviewer Comment (2025-09-10): The 8/4 deposits have been sourced. Provide a XXXX statement and source of $XXXX deposit dated XXXX in XXXX. Additionally, what balance is the lender using for acct XXXX at the time of closing? The statement ends on XXXX, loan funded XXXX.

Buyer Comment (2025-09-09): per lender: Please see the explanation for the for the XXXX These were draws from XXXX from another loan into their account.

Reviewer Comment (2025-09-08): Received Additional asset, however recent XXXX statement end after closing date. Considered the amount till Disbursement date of XXXX. Require  XXXX statement to meet 2 Months requirement additionally, Require source of Large deposit of $XXXX it was more than 10K and per Guideline "Large deposits are defined as any single deposit greater than or equal to $XXXX and represents more than 75% of the monthly average deposit balance" Exception Remains

Buyer Comment (2025-09-04): Please see the wires and bank statements and clear.
																				XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117589	XXXX	34773079	89345-29614	XXXX	Credit	Guideline	Guideline Issue	Guideline	The Guarantor's Percent of Business Ownership does not meet guideline requirements.	Borrower: XXXX XXXX, Borrower: XXXX XXXX XXXX % of Business Ownership: 50.00% % of Business Ownership: 50.00%	As per operating agreement XXXX XXXX is 50% owner, and XXXX XXXX XXXX is 50% owner member of LLC, XXXX XXXX executed all the documents & XXXX XXXX XXXX executed only guarantee agreement. Need all the documents signed, as per guideline minimum >20% ownership requirement.				Reviewer Comment (2025-09-02): Entity cert provided. Buyer Comment (2025-08-28): Please see the entity certificate attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117589	XXXX	34773080	89345-4264	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00.	Missing additional asset documents to cover reserve requirement of 9 months.				Reviewer Comment (2025-09-15): Received Large Deposit source of funds. Balance considered as of XXXX $XXXX for subject closing added in to balance as it was withdrawn on the closing date in order to verify actual balance as of XXXX. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117589	XXXX	34773081	89345-3882	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood HXXXXard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood HXXXXard Disclosure.	Disclosure was not signed by the Borrower.				Buyer Comment (2025-08-28): Acknowledged as non-material. Buyer Comment (2025-08-28): Lender acknowledged.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117589	XXXX	34773082	89345-3831	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan amount more than XXXX so guidelines require two full, independent appraisals. Only 1 appraisal and a CDA was provided.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of 1.01 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-10-07): Investor exception provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117601	XXXX	34773084	90482-23387	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood cert provided reflects city name as XXXX. Corrected flood cert with updated city name as XXXX is required.				Reviewer Comment (2025-09-24): Received Flood Cert with correction in city name per Note. Exception Cleared Buyer Comment (2025-09-23): Flood Cert	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117601	XXXX	34773085	90482-28257	XXXX	Credit	Guideline	Guideline Issue	Guideline	The subject Property was sold within the previous 12 months. Missing evidence to determine if there are undisclosed Identity-of-Interest transactions and if compliant with Restrictions on Property Flipping.		Lender Exception provided due to the property is a Flip. Contract ratified XXXX and Seller purchased property and deed was recorded XXXX, therefore, it falls under the property flip requirements. Confirm investor accepts for downgrade consideration.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2025-09-25): Investor exception provided. Buyer Comment (2025-09-23): XXXX approved exception for subject property being a property flip	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117606	XXXX	34773192	HL10026017-2827	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Executed Transfer Deed was not provided.				Reviewer Comment (2025-09-08): Received transfer deed. Exception Cleared. Seller Comment (2025-09-05): See attached	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	4350117605	XXXX	34773194	HL10024499-23089	XXXX	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The appraisal indicates the subject property is currently listed and active. Per guidelines, properties that have been listed for sale within the past six (6) months will require a LOX from the Borrower along with proof that it has been taken off the market. Additional information may be required at XXXX’s sole discretion.				Reviewer Comment (2025-09-22): Received Letter of Explanation from borrower along with proof that it has been taken off the market. Exception Cleared. Seller Comment (2025-09-18): See attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No